Quarterly Holdings Report
for
Strategic Advisers® U.S. Total Stock Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
February 28, 2026
STS-NPRT3-0426
1.9911786.101
Asset-Backed Securities - 0.3%
		Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Unity-Peace Park CLO Ltd Series 2026-1A Class A1R, CME Term SOFR 3 month Index + 1.06%, 4.7231% 4/20/2035 (i)(l)(m)		4,800,000	4,803,346
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
522 Funding CLO Ltd Series 2024-6A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 4.871% 10/23/2034 (i)(l)(m)		3,250,000	3,253,523
Ammc Cdo Series 2024-24A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8676% 1/20/2035 (i)(l)(m)		3,500,000	3,506,335
Anchorage Credit Funding 12 Ltd Series 2020-12A Class A1, 3.177% 10/25/2038 (i)		570,851	555,685
Anchorage Credit Funding 13 Ltd Series 2021-13A Class A1, 2.875% 7/27/2039 (i)		300,000	288,238
Anchorage Credit Funding 3 Ltd Series 2021-3A Class A1R, 2.871% 1/28/2039 (i)		500,000	482,249
Anchorage Credit Funding 4 Ltd Series 2021-4A Class AR, 2.723% 4/27/2039 (i)		300,000	287,361
Apidos Clo Xxx Series 2024-XXXA Class A2R, CME Term SOFR 3 month Index + 1.5%, 5.1676% 10/18/2031 (i)(l)(m)		1,550,000	1,550,777
Ares Xxvii Clo Ltd Series 2024-2A Class AR3, CME Term SOFR 3 month Index + 1.15%, 4.8213% 10/28/2034 (i)(l)(m)		3,000,000	3,000,000
Atlantic Ave Ltd / Atlantic Ave LLC Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.26%, 4.9276% 1/20/2035 (i)(l)(m)		2,500,000	2,505,800
Atlas Senior Loan Fund Xv Ltd Series 2024-15A Class A1R, CME Term SOFR 3 month Index + 1.22%, 4.891% 10/23/2032 (i)(l)(m)		240,025	240,389
Bain Capital Credit CLO Ltd Series 2024-5A Class A1R, CME Term SOFR 3 month Index + 1.15%, 4.821% 10/23/2034 (i)(l)(m)		4,000,000	4,002,360
Bain Capital Credit CLO Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.21%, 4.881% 10/23/2034 (i)(l)(m)		4,300,000	4,300,000
Bain Capital Credit CLO Series 2024-3A Class BRR, CME Term SOFR 3 month Index + 1.6%, 5.271% 10/23/2034 (i)(l)(m)		2,000,000	2,000,000
Carlyle Global Market Strategies CLO Ltd Series 2024-3A Class ARRR, CME Term SOFR 3 month Index + 1.09%, 4.7576% 7/20/2034 (i)(l)(m)		4,600,000	4,602,001
Crown Point Clo 7 Ltd Series 2024-7A Class AR, CME Term SOFR 3 month Index + 1.23%, 4.8976% 10/20/2031 (i)(l)(m)		14,374	14,377
Dryden 55 Clo Ltd Series 2018-55A Class A1, CME Term SOFR 3 month Index + 1.2816%, 4.9538% 4/15/2031 (i)(l)(m)		76,767	76,878
Elevation CLO Ltd Series 2024-3A Class A2R2, CME Term SOFR 3 month Index + 1.6%, 5.268% 1/25/2035 (i)(l)(m)		2,000,000	2,000,488
Elevation CLO Ltd Series 2024-3A Class BR2, CME Term SOFR 3 month Index + 1.85%, 5.518% 1/25/2035 (i)(l)(m)		2,000,000	2,000,560
Fortress Credit Bsl VII Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.09%, 4.761% 7/23/2032 (i)(l)(m)		575,312	575,511
Greywolf Clo III Ltd Series 2024-3RA Class A2R2, CME Term SOFR 3 month Index + 1.85%, 5.5192% 4/22/2033 (i)(l)(m)		1,200,000	1,201,138
ICG US CLO Ltd Series 2024-3A Class AR, CME Term SOFR 3 month Index + 1.15%, 4.8176% 10/20/2034 (i)(l)(m)		4,800,000	4,799,842
Jamestown Clo Xvi Ltd Series 2024-16A Class AR, CME Term SOFR 3 month Index + 1.12%, 4.788% 7/25/2034 (i)(l)(m)		4,800,000	4,803,931
Lcm Loan Income Fund I Ltd Series 2018-1A Class B, CME Term SOFR 3 month Index + 1.7116%, 5.3792% 4/20/2031 (i)(l)(m)		2,183,112	2,184,549
Lcm Ltd Series 2026-39A Class A1R2, CME Term SOFR 3 month Index + 1.04%, 4.703% 10/15/2034 (i)(l)(m)		2,700,000	2,699,987
Mountain View Clo Xiv Ltd Series 2021-1A Class A1R, CME Term SOFR 3 month Index + 1.159%, 6.813% 10/15/2034 (i)(l)(m)		1,000,000	1,001,319
Ofsi Bsl Xi Ltd Series 2024-10A Class AR, CME Term SOFR 3 month Index + 1.27%, 4.9376% 4/20/2034 (i)(l)(m)		1,100,000	1,101,040
Pikes Peak Clo 4 Series 2024-4A Class ARR, CME Term SOFR 3 month Index + 1.21%, 4.8822% 7/15/2034 (i)(l)(m)		4,500,000	4,502,210
Romark Credit Funding II Ltd Series 2021-2A Class A, 2.625% 10/25/2039 (i)		400,000	381,632
Sandstone Peak Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.28%, 4.9522% 10/15/2034 (i)(l)(m)		1,500,000	1,500,000
Sandstone Peak Ltd Series 2024-1A Class B1R, CME Term SOFR 3 month Index + 1.83%, 5.5022% 10/15/2034 (i)(l)(m)		4,000,000	4,000,000
Sound Point CLO XXVIII Ltd Series 2024-3A Class A1R, CME Term SOFR 3 month Index + 1.28%, 4.948% 1/25/2032 (i)(l)(m)		298,656	299,088
Trysail CLO Ltd Series 2022-1A Class A, CME Term SOFR 3 month Index + 1.239%, 4.9066% 10/20/2033 (i)(l)(m)		4,000,000	4,004,704
TOTAL GRAND CAYMAN (UK OVERSEAS TER)			67,721,972
IRELAND - 0.0%
Arbour Clo VII DAC Series 2024-7A Class BR, 3 month EURIBOR + 2.05%, 4.15% 12/15/2038 (i)(l)(m)	EUR	3,200,000	3,792,437
Ares European CLO XIV DAC Series 2024-14A Class AR, 3 month EURIBOR + 1.03%, 3.063% 10/21/2034 (i)(l)(m)	EUR	1,531,731	1,810,854
BBAM European CLO I DAC Series 2021-1A Class AR, 3 month EURIBOR + 0.87%, 2.897% 7/22/2034 (i)(l)(m)	EUR	1,000,000	1,181,600
BBAM European CLO Series 2022-3A Class A, 3 month EURIBOR + 0.92%, 2.936% 1/15/2036 (i)(l)(m)	EUR	1,500,000	1,771,514
Capital Four CLO IV DAC Series 2026-4A Class ARR, 3 month EURIBOR + 1.19%, 3.175% 4/15/2038 (i)(l)(m)	EUR	3,500,000	4,135,600
CVC Cordatus Loan Fund XIV DAC Series 2021-14A Class A1R, 3 month EURIBOR + 0.85%, 2.874% 5/22/2032 (i)(l)(m)	EUR	1,718,211	2,030,630
CVC Cordatus Loan Fund XXXIII DAC Series 2024-33A Class A1, 3 month EURIBOR + 1.29%, 3.312% 3/24/2038 (i)(l)(m)	EUR	5,200,000	6,159,392
Dryden 7a Euro Clo 2020 Designated Activity CO Series 2025-74A Class B2R, 5% 10/18/2039 (i)	EUR	1,000,000	1,182,381
Grosvenor Place Clo Dac Series 2024-2A Class A, 3 month EURIBOR + 1.24%, 3.256% 1/15/2039 (i)(l)(m)	EUR	2,200,000	2,608,356
Hayfin Emerald CLO V DAC Series 2024-5A Class AR, 3 month EURIBOR + 1.21%, 3.194% 11/17/2037 (i)(l)(m)	EUR	1,400,000	1,655,044
Indigo Credit Management II DAC Series 2024-2A Class B, 3 month EURIBOR + 2.1%, 4.116% 7/15/2038 (i)(l)(m)	EUR	2,500,000	2,957,081
Palmer Square European Loan Funding DAC Series 2024-3A Class B, 3 month EURIBOR + 1.85%, 3.834% 5/15/2034 (i)(l)(m)	EUR	2,000,000	2,371,339
Palmer Square European Loan Funding DAC Series 2024-3A Class BR, 3 month EURIBOR + 1.65%, 3.634% 5/15/2033 (i)(l)(m)	EUR	3,000,000	3,549,968
Tikehau Clo IX DAC Series 2024-9A Class AR, 3 month EURIBOR + 1.22%, 3.246% 1/20/2037 (i)(l)(m)	EUR	900,000	1,064,115
TOTAL IRELAND			36,270,311
SINGAPORE - 0.0%
Bayfront Iabs VII Pte Ltd Series 2025-7A Class A, U.S. SOFR Index + 1.28%, 5.0428% 4/11/2048 (i)(l)(m)		2,700,000	2,701,922
UNITED STATES - 0.2%
ABFC Series 2006-HE1 Class A2B, CME Term SOFR 1 month Index + 0.3345%, 4.0082% 1/25/2037 (m)		7,008,413	3,939,475
ABFC Series 2007-WMC1 Class A1A, CME Term SOFR 1 month Index + 1.3645%, 5.0382% 6/25/2037 (l)(m)		800,893	577,669
Accredited Mortgage Loan Trust Series 2004-4 Class A2D, CME Term SOFR 1 month Index + 0.7%, 4.4882% 1/25/2035 (l)(m)		711,512	709,003
ACE Securities Corp Series 2005-HE5 Class M4, CME Term SOFR 1 month Index + 1.0145%, 4.6882% 8/25/2035 (m)		207,142	208,582
Ameriquest Mortgage Securities, Inc. Series 2004-R5 Class M2, CME Term SOFR 1 month Index + 1.9895%, 5.6632% 7/25/2034 (m)		1,488,647	1,490,449
Ameriquest Mortgage Securities, Inc. Series 2004-R6 Class M4, CME Term SOFR 1 month Index + 5.3645%, 9.0371% 7/25/2034 (m)		1,371,868	1,193,083
Argent Securities Inc Series 2004-W10 Class M1, CME Term SOFR 1 month Index + 1.1945%, 4.8671% 1/25/2034 (m)		256,209	248,817
Argent Securities Inc Series 2005-W3 Class M1, CME Term SOFR 1 month Index + 0.7745%, 4.4482% 11/25/2035 (m)		1,922,110	1,891,689
Asset Backed Securities Corp Home Equity Loan Trust Series 2007-HE2 Class A4, CME Term SOFR 1 month Index + 0.3445%, 4.0182% 5/25/2037 (m)		1,234,311	898,029
Bear Stearns Asset Backed Securities I Trust Series 2005-EC1 Class M4, CME Term SOFR 1 month Index + 1.1645%, 4.7283% 11/25/2035 (l)(m)		2,293,285	2,214,781
Bear Stearns Asset Backed Securities I Trust Series 2006-EC2 Class M4, CME Term SOFR 1 month Index + 0.9845%, 4.6582% 2/25/2036 (m)		6,244,096	5,798,800
Bear Stearns Asset Backed Securities I Trust Series 2006-HE2 Class M2, CME Term SOFR 1 month Index + 0.615%, 4.4032% 2/25/2036 (l)(m)		633,448	632,090
Bear Stearns Asset Backed Securities I Trust Series 2007-HE3 Class 1A4, CME Term SOFR 1 month Index + 0.35%, 4.4882% 4/25/2037 (l)(m)		3,495,707	3,358,222
Bridgecrest Lending Auto Securitization Trust Series 2023-1 Class B, 6.8% 8/15/2029		1,005,307	1,007,198
Bridgecrest Lending Auto Securitization Trust Series 2024-4 Class A3, 4.72% 9/15/2028		2,540,709	2,545,000
Carrington Mortgage Loan Trust Series 2007-RFC1 Series 2007-RFC1 Class A3, CME Term SOFR 1 month Index + 0.3945%, 4.0682% 12/25/2036 (l)(m)		143,012	140,929
Carrington Mtg Ln Tr Ser 2006 Nc2 Series 2006-NC2 Class A4, CME Term SOFR 1 month Index + 0.5945%, 4.2682% 6/25/2036 (l)(m)		1,892,509	1,857,055
Cascade MH Asset Trust Series 2024-MH1 Class A1, 5.695% 11/25/2056 (i)		892,008	926,650
Centex Home Equity Loan Trust Series 2004-D Class MV5, CME Term SOFR 1 month Index + 1.9145%, 5.5882% 9/25/2034 (m)		573,882	536,775
Citigroup Mortgage Loan Trust Series 2005-HE1 Class M4, CME Term SOFR 1 month Index + 1.1495%, 4.8232% 5/25/2035 (l)(m)		1,192,136	1,155,134
Cps Auto Receivables Trust Series 2022-A Class D, 2.84% 4/16/2029 (i)		1,833,758	1,828,045
EFMT Series 2025-CES1 Class A1A, 5.726% 1/25/2060 (i)		1,666,342	1,688,400
EFMT Trust Series 2025-CES2 Class A1A, 5.655% 2/25/2060 (i)		1,680,913	1,702,574
Equifirst Loan Securitization Trust Series 2007-1 Class A1, CME Term SOFR 1 month Index + 0.4545%, 4.1282% 4/25/2037 (i)(m)		908,351	860,515
Exeter Automobile Receivables Trust Series 2024-5A Class A3, 4.45% 3/15/2028		108,021	108,041
Exeter Automobile Receivables Trust Series 2024-5A Class B, 4.48% 4/16/2029		750,000	751,298
Exeter Automobile Receivables Trust Series 2024-5A Class C, 4.64% 1/15/2030		750,000	754,720
Fieldstone Mortgage Investment Trust Series 2004-3 Series 2004-5 Class M4, CME Term SOFR 1 month Index + 2.8145%, 6.4882% 2/25/2035 (m)		3,946,639	2,602,062
Fieldstone Mortgage Investment Trust Series 2006-2 Class 2A3, CME Term SOFR 1 month Index + 0.6545%, 4.3282% 7/25/2036 (m)		3,352,707	1,856,554
First Franklin Mortgage Loan Trust Series 2004-FFH3 Class M3, CME Term SOFR 1 month Index + 1.1645%, 4.8382% 10/25/2034 (m)		1,162,404	1,072,165
Flagship Credit Auto Trust Series 2023-2 Class B, 5.21% 5/15/2028 (i)		2,182,136	2,183,340
GLS Auto Receivables Issuer Trust Series 2024-3A Class B, 5.08% 1/16/2029 (i)		1,500,000	1,508,379
GLS Auto Receivables Issuer Trust Series 2024-3A Class C, 5.21% 2/18/2031 (i)		1,500,000	1,521,713
Gls Auto Select Receivables Trust Series 2024-4A Class A2, 4.43% 12/17/2029 (i)		2,303,578	2,312,211
Gls Auto Select Receivables Trust Series 2024-4A Class B, 4.5% 11/15/2030 (i)		2,000,000	2,018,900
GM Financial Consumer Automobile Receivables Trust Series 2023-1 Class A3, 4.66% 2/16/2028		707,009	708,695
Greensky Home Improvement Trust Series 2024-2 Class A4, 5.15% 10/27/2059 (i)		839,048	854,665
GSAMP Trust 2006-HE5 Series 2006-HE5 Class A2D, CME Term SOFR 1 month Index + 0.24%, 4.2682% 8/25/2036 (l)(m)		1,269,819	1,188,145
GSAMP Trust 2007-NC1 Series 2007-NC1 Class A1, CME Term SOFR 1 month Index + 0.3745%, 4.0482% 12/25/2046 (m)		1,046,784	557,606
GSAMP Trust 2007-NC1 Series 2007-NC1 Class A2A, CME Term SOFR 1 month Index + 0.2145%, 3.8882% 12/25/2046 (m)		1,466,301	731,458
GSAMP Trust 2007-NC1 Series 2007-NC1 Class A2B, CME Term SOFR 1 month Index + 0.1%, 3.9882% 12/25/2046 (l)(m)		422,284	210,651
GSAMP Trust Series 2007-FM1 Class A1, CME Term SOFR 1 month Index + 0.2545%, 4.0682% 12/25/2036 (m)		719,152	385,905
Home Equity Asset Trust 2004-1 Series 2006-4 Class 2A4, CME Term SOFR 1 month Index + 0.56%, 4.3482% 8/25/2036 (l)(m)		135,720	135,436
Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2001-A Series 2005-C Class M3, CME Term SOFR 1 month Index + 0.8945%, 4.5682% 10/25/2035 (m)		2,000,000	1,927,335
HSI Asset Securitization Corp Trust Series 2006-OPT1 Class M4, CME Term SOFR 1 month Index + 0.9245%, 4.5982% 12/25/2035 (m)		3,000,000	2,411,124
HSI Asset Securitization Corp Trust Series 2007-NC1 Class A3, CME Term SOFR 1 month Index + 0.18%, 4.1482% 4/25/2037 (l)(m)		229,292	150,060
Lendmark Fdg Trust Series 2024-2A Class A, 4.47% 2/21/2034 (i)		700,000	702,928
Long Beach Mortgage Loan Trust Series 2004-5 Class M1, CME Term SOFR 1 month Index + 0.7645%, 4.4382% 9/25/2034 (l)(m)		1,094,272	1,090,331
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3 Series 2007-3 Class A2C, CME Term SOFR 1 month Index + 0.18%, 4.1482% 6/25/2037 (l)(m)		1,825,366	1,843,921
Merrill Lynch Mortgage Investors Trust Series 2004-WMC3 Class M3, CME Term SOFR 1 month Index + 2.2145%, 5.8882% 1/25/2035 (m)		3,314,462	3,100,993
Merrill Lynch Mortgage Investors Trust Series 2004-WMC5 Class M1, CME Term SOFR 1 month Index + 1.0445%, 4.7182% 7/25/2035 (m)		5,201,771	5,254,544
MF1 LLC Series 2025-FL17 Class AS, CME Term SOFR 1 month Index + 1.572%, 5.2361% 2/18/2040 (i)(l)(m)		5,000,000	4,998,438
Morgan Stanley Abs Cap I Inc Trust Series 2007-HE3 Class A2A, CME Term SOFR 1 month Index + 0.1745%, 3.8482% 12/25/2036 (m)		232,816	117,310
Morgan Stanley ABS Capital I Inc Series 2004-HE8 Class A4, CME Term SOFR 1 month Index + 0.8745%, 4.5482% 9/25/2034 (l)(m)		715,454	754,970
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class M1, CME Term SOFR 1 month Index + 1.0295%, 4.7032% 9/25/2034 (m)		291,349	299,860
Morgan Stanley ABS Capital I Inc Series 2005-HE1 Class A2MZ, CME Term SOFR 1 month Index + 0.7145%, 4.3882% 12/25/2034 (m)		316,101	304,472
Morgan Stanley ABS Capital I Inc Series 2005-WMC6 Class M5, CME Term SOFR 1 month Index + 1.0895%, 4.7632% 7/25/2035 (m)		2,500,000	2,278,713
Morgan Stanley ABS Capital I Inc Trust Series 2007-HE4 Class A2A, CME Term SOFR 1 month Index + 0.11%, 3.8982% 2/25/2037 (l)(m)		240,529	71,402
Morgan Stanley ABS Capital I Inc Trust Series 2007-SEA1 Class 2A2, CME Term SOFR 1 month Index + 3.9145%, 7.5882% 2/25/2047 (i)(l)(m)		2,218,500	1,801,282
Nationstar Home Equity Loan Trust Series 2007-B Class 2AV4, CME Term SOFR 1 month Index + 0.4345%, 4.4282% 4/25/2037 (l)(m)		466,320	463,103
Navient Student Loan Trust Series 2021-DA Class C, 3.48% 4/15/2060 (i)		1,809,009	1,713,191
New Century Home Equity Loan Trust Series 2005-4 Class M4, CME Term SOFR 1 month Index + 1.0595%, 4.7332% 9/25/2035 (l)(m)		1,291,698	1,285,465
Newcastle Mortgage Securities Trust Series 2007-1 Class 1A1, CME Term SOFR 1 month Index + 0.3045%, 3.9782% 4/25/2037 (m)		1,625,954	1,587,227
Oportun Issuance Trust Series 2024-2 Class C, 6.61% 2/9/2032 (i)		1,777,000	1,785,028
Option One Mortgage Loan Trust 2007-5 Series 2007-5 Class 2A4, CME Term SOFR 1 month Index + 0.3%, 4.0882% 5/25/2037 (l)(m)		2,217,741	1,206,154
Option One Mortgage Loan Trust Series 2007-4 Class 2A4, CME Term SOFR 1 month Index + 0.4245%, 4.0982% 4/25/2037 (m)		6,690,658	3,688,234
Pagaya Ai Debt Grantor Trust Series 2024-11 Class A, 5.092% 7/15/2032 (i)		744,355	747,981
Pagaya Ai Debt Grantor Trust Series 2024-11 Class B, 5.637% 7/15/2032 (i)		581,552	586,342
Pagaya Ai Debt Grantor Trust Series 2024-8 Class A, 5.331% 1/15/2032 (i)		606,737	608,981
Pagaya Ai Debt Trust Series 2024-2 Class A, 6.319% 8/15/2031 (i)		951,224	952,117
Pagaya Ai Debt Trust Series 2024-3 Class A, 6.258% 10/15/2031 (i)		1,388,956	1,390,171
Pagaya Ai Debt Trust Series 2024-3 Class C, 7.297% 10/15/2031 (i)		1,869,093	1,871,402
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WHQ1 Class M5, CME Term SOFR 1 month Index + 1.9145%, 5.5882% 9/25/2034 (m)		435,047	424,940
Pret LLC Series 2025-NPL14 Class A1, 5.265% 12/25/2055 (i)		973,858	974,126
RASC Series 2005-EMX2 Trust Series 2004-KS5 Class MII2, CME Term SOFR 1 month Index + 1.2145%, 5.4382% 6/25/2034 (m)		2,521,707	2,453,267
Renaissance Home Equity Loan Trust Series 2005-3 Class AV3, CME Term SOFR 1 month Index + 0.8745%, 4.5482% 11/25/2035 (m)		162,907	150,486
Renaissance Home Equity Loan Trust Series 2007-1 Class AF3, 5.612% 4/25/2037 (n)		4,153,493	1,025,794
Research-Driven Pagaya Motor Asset Trust Series 2023-3A Class A, 7.13% 1/26/2032 (i)		340,993	341,690
Rocket Mortgage Trust Series 2025-CES3 Class A1A, 5.553% 3/25/2055 (i)		2,352,322	2,378,927
Santander Drive Auto Receivables Trust Series 2024-5 Class A3, 4.62% 11/15/2028		1,079,754	1,081,370
Saxon Asset Secs Tr 2007-3 Series 2007-3 Class 2M1, CME Term SOFR 1 month Index + 0.9145%, 4.5882% 9/25/2047 (l)(m)		1,000,000	820,303
Saxon Asset Secs Trust Series 2007-2 Class A2C, CME Term SOFR 1 month Index + 0.3545%, 4.0282% 5/25/2047 (m)		459,184	343,157
Saxon Asset Securities Trust Series 2004-2 Class MF2, 6% 8/25/2035 (n)		1,978,080	1,844,900
Saxon Asset Securities Trust Series 2006-1 Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.2532% 3/25/2036 (m)		548,330	547,474
Securitized Asset Backed Receivables LLC Trust Series 2006-WM4 Class A2C, CME Term SOFR 1 month Index + 0.16%, 4.1082% 11/25/2036 (l)(m)		6,370,404	1,735,627
SMB Private Education Loan Trust Series 2015-B Class B, 3.5% 12/17/2040 (i)		188,638	188,443
SMB Private Education Loan Trust Series 2015-C Class B, 3.5% 9/15/2043 (i)		146,582	146,532
SMB Private Education Loan Trust Series 2016-C Class B, 3.25% 11/15/2040 (i)		311,142	309,152
SMB Private Education Loan Trust Series 2021-D Class A1A, 1.34% 3/17/2053 (i)		556,315	530,109
SMB Private Education Loan Trust Series 2024-C Class A1A, 5.5% 6/17/2052 (i)		2,375,954	2,457,888
SMB Private Education Loan Trust Series 2024-C Class A1B, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7582% 6/17/2052 (i)(l)(m)		5,064,200	5,055,675
SMB Private Education Loan Trust Series 2024-E Class A1A, 5.09% 10/16/2056 (i)		3,947,521	4,039,351
Smb Private Education Loan Trust Series 2024-F Class A1A, 5.06% 3/16/2054 (i)		486,039	497,012
Soundview Home Loan Trust Series 2006-EQ1 Class A4, CME Term SOFR 1 month Index + 0.5%, 4.2882% 10/25/2036 (l)(m)		879,538	854,649
Soundview Home Loan Trust Series 2006-OPT2 Class A4, CME Term SOFR 1 month Index + 0.6745%, 4.3482% 5/25/2036 (l)(m)		1,768,798	1,735,241
Specialty Underwriting & Residential Finance Trust Series 2003-BC1 Series 2004-BC1 Class M1, CME Term SOFR 1 month Index + 0.8795%, 4.5532% 2/25/2035 (m)		385,431	410,700
Towd Point Mortgage Trust Series 2017-3 Class B2, 3.8445% 7/25/2057 (i)(l)		2,000,000	1,847,199
TOWD Point Mortgage Trust Series 2017-6 Class A2, 3% 10/25/2057 (i)		2,300,000	2,236,841
Towd Point Mortgage Trust Series 2024-CES6 Class A1, 5.725% 11/25/2064 (i)		2,605,356	2,629,619
Upstart Securitization Trust Series 2023-2 Class B, 7.92% 6/20/2033 (i)		925,606	928,974
WaMu Asset-Backed Certificates Series 2007-HE4 Class 1A, CME Term SOFR 1 month Index + 0.2845%, 3.9582% 7/25/2047 (m)		3,737,678	2,870,013
Washington Mut Asset Backed Ctfs Wmabs Trust Series 2006-HE3 Class 2A3, CME Term SOFR 1 month Index + 0.4345%, 4.1082% 8/25/2036 (m)		2,781,684	1,828,393
Westlake Automobile Receivables Trust Series 2023-2A Class D, 7.01% 11/15/2028 (i)		475,000	483,540
Westlake Automobile Receivables Trust Series 2024-3A Class A3, 4.71% 4/17/2028 (i)		3,000,000	3,009,498
TOTAL UNITED STATES			150,044,877
TOTAL ASSET-BACKED SECURITIES (Cost $257,071,891)			261,542,428

Collateralized Mortgage Obligations - 0.2%
		Principal Amount (a)	Value ($)
IRELAND - 0.0%
KINBN Series 2024-RPL2A Class A, 1 month EURIBOR + 1.1%, 3.042% 1/24/2063 (i)(m)	EUR	3,037,874	3,600,552
SPAIN - 0.0%
Lugo Funding Dac Series 2024-1A Class A, 3 month EURIBOR + 0%, 3.041% 5/26/2066 (i)(l)(m)	EUR	1,137,890	1,344,531
UNITED STATES - 0.2%
ACRA Trust Series 2024-NQM1 Class A1, 5.608% 10/25/2064 (i)		377,892	381,190
Adjustable Rate Mortgage Trust 2005-7 Series 2005-9 Class 5M1, CME Term SOFR 1 month Index + 1.1345%, 4.8082% 11/25/2035 (l)(m)		4,108,702	4,372,933
Alternative Loan Trust Series 2005-1CB Class 4A1, CME Term SOFR 1 month Index + 0.6145%, 4.2882% 3/25/2035 (l)(m)		3,230,178	1,777,617
Alternative Loan Trust Series 2005-56 Class 1A1, CME Term SOFR 1 month Index + 1.46%, 5.2482% 11/25/2035 (l)(m)		5,068,008	4,797,350
Atlx Trust Series 2024-RPL2 Class A1, 3.85% 4/25/2063 (i)		3,571,166	3,507,326
Bear Stearns ARM Trust Series 2005-1 Class 2A1, 4.559% 3/25/2035 (l)		56,876	52,937
Bear Stearns Trust Series 2006-1 Class 21A2, 4.3927% 2/25/2036 (l)		3,673,519	2,532,823
Chase Home Lending Mortgage Trust Series 2024-RPL4 Class A1A, 3.375% 12/25/2064 (i)		2,690,137	2,462,146
Cim Tr 2023-R3 Series 2023-R3 Class A1A, 4.5% 1/25/2063 (i)		455,227	444,965
Citimortgage Alternative Loan Trust Series 2007-A7 Class 2A1, CME Term SOFR 1 month Index + 0.5145%, 4.1882% 7/25/2037 (l)(m)		2,475,213	1,977,099
CSMC Series 2014-2R Class 12A3, 2.25% 4/27/2037 (i)(l)		2,212,120	2,133,596
CSMC Trust Series 2017-RPL3 Class B1, 4.3735% 8/1/2057 (i)(l)		587,033	578,444
Fannie Mae Guaranteed REMIC Series 2025-68 Class FA, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 8/25/2055 (l)(m)		4,159,862	4,189,783
Fannie Mae Guaranteed REMIC Series 2025-70 Class CF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 9/25/2055 (l)(m)		6,726,357	6,806,535
Fannie Mae Guaranteed REMIC Series 2025-74 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 9/25/2055 (l)(m)		7,528,790	7,586,964
Fannie Mae Guaranteed REMIC Series 2025-78 Class KF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 9/25/2055 (l)(m)		6,865,678	6,917,756
Fannie Mae Guaranteed REMIC Series 2025-99 Class KF, U.S. 30-Day Avg. SOFR Index + 1%, 4.6672% 11/25/2055 (l)(m)		7,317,068	7,359,794
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5473 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7672% 11/25/2054 (l)(m)		433,462	435,103
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5480 Class FG, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 12/25/2054 (l)(m)		1,251,926	1,259,574
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5482 Class FA, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.1172% 12/25/2054 (l)(m)		789,109	798,296
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5484 Class FD, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 12/25/2054 (l)(m)		3,423,965	3,448,177
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5513 Class MF, U.S. 30-Day Avg. SOFR Index + 0.94%, 4.6072% 11/25/2054 (l)(m)		3,025,359	3,042,702
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class FH, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 3/25/2055 (l)(m)		1,896,892	1,907,917
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5521 Class AF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 3/25/2055 (l)(m)		4,333,686	4,362,898
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5537 Class FA, U.S. 30-Day Avg. SOFR Index + 1.3%, 4.9672% 5/25/2055 (l)(m)		2,912,190	2,931,405
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5549 Class BF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 2/25/2055 (l)(m)		694,867	700,229
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5557 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7672% 7/25/2055 (l)(m)		441,514	444,199
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5565 Class FC, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 8/25/2055 (l)(m)		4,157,140	4,192,019
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5580 Class FA, U.S. 30-Day Avg. SOFR Index + 0.95%, 4.6172% 9/25/2055 (l)(m)		5,843,673	5,886,552
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5580 Class FC, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7672% 9/25/2055 (l)(m)		9,138,238	9,199,046
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5580 Class FE, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7672% 9/25/2055 (l)(m)		4,246,627	4,274,883
Ginnie Mae Series 2025-124 Class HF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8115% 7/20/2055 (l)(m)		1,278,242	1,291,054
Ginnie Mae Series 2025-156 Class JF, U.S. 30-Day Avg. SOFR Index + 0.85%, 4.5115% 9/20/2055 (l)(m)		3,636,422	3,645,599
Ginnie Mae Series 2025-H19 Class DF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4615% 9/20/2075 (l)(m)		6,998,162	7,062,884
Ginnie Mae Series 2025-H20 Class FA, U.S. 30-Day Avg. SOFR Index + 0.77%, 4.4315% 9/20/2075 (l)(m)		9,086,876	9,160,977
Ginnie Mae Series 2025-H21 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3615% 10/20/2075 (l)(m)		5,062,776	5,082,157
GreenPoint Mortgage Funding Trust Series 2005-AR4 Class 3A1, 5.3151% 10/25/2045 (l)		7,861,937	5,966,187
GreenPoint Mortgage Funding Trust Series 2005-AR4 Class 4A1A, CME Term SOFR 1 month Index + 0.7345%, 4.4082% 10/25/2045 (m)		1,115,768	1,054,897
HarborView Mortgage Loan Trust 2006-7 Series 2006-7 Class 2A1A, CME Term SOFR 1 month Index + 0.4%, 4.1805% 9/19/2046 (l)(m)		3,318,342	3,197,531
HarborView Mortgage Loan Trust Series 2005-9 Class 2A1A, CME Term SOFR 1 month Index + 0.7945%, 4.4617% 6/20/2035 (l)(m)		458,454	429,047
HomeBanc Mortgage Trust Series 2004-1 Class 2A, CME Term SOFR 1 month Index + 0.9745%, 4.6482% 8/25/2029 (m)		202,498	198,408
Indymac Imsc Mtg Ln Trust Series 2007-AR1 Class 2A1, 3.752% 6/25/2037 (l)		905,869	547,195
JP Morgan Mortgage Trust Series 2024-10 Class A11, 4.9172% 3/25/2055 (i)(l)		1,667,805	1,672,505
JP Morgan Resecuritization Trust Series 2014-6 Class 1A2, CME Term SOFR 1 month Index + 0.3245%, 3.2892% 7/27/2036 (i)(l)(m)		5,016,580	4,520,601
JP Morgan Seasoned Mortgage Trust Series 2024-1 Class A4, 4.3332% 1/25/2063 (i)(l)		1,669,210	1,661,203
Lehman XS Trust Series 2005-6 Series 2005-7N Class 1A1A, CME Term SOFR 1 month Index + 0.6545%, 4.3282% 12/25/2035 (m)		2,379,187	2,248,343
MASTR Adjustable Rate Mortgages Trust Series 2006-OA2 Class 1A1, 12 month Average U.S. Treasury Maturity + 0.8%, 4.7151% 12/25/2046 (l)(m)		472,010	360,442
Mill City Mortgage Loan Trust Series 2017-1 Class M3, 3.25% 11/25/2058 (i)		4,560,000	4,466,551
Morgan Stanley Mortgage Loan Trust Series 2005-9AR Class 1A, CME Term SOFR 1 month Index + 0.4045%, 4.0782% 12/25/2035 (l)(m)		1,143,875	840,927
Morgan Stanley Resecuritization Trust Series 2015-R6 Class 1A2, CME Term SOFR 1 month Index + 0.3745%, 4.0398% 7/26/2045 (i)(m)		1,857,608	1,841,028
Morgan Stanley Residential Mortgage Loan Trust Series 2024-NQM3 Class A1, 5.044% 7/25/2069 (i)(l)		1,908,340	1,912,363
Morgan Stanley Residential Mortgage Loan Trust Series 2024-RPL1 Class A1, 4% 6/25/2064 (i)		2,587,845	2,547,501
Nymt Loan Trust Series 2024-INV1 Class A1, 5.379% 6/25/2069 (i)		1,595,323	1,606,007
Prpm 2025-Rpl2 LLC Series 2025-RPL2 Class A1, 3.75% 4/25/2055 (i)		1,837,223	1,802,077
PRPM LLC Series 2024-7 Class A1, 5.87% 11/25/2029 (i)(l)		1,978,389	1,979,301
PRPM LLC Series 2024-8 Class A1, 5.897% 12/25/2029 (i)		2,709,217	2,710,512
PRPM LLC Series 2024-RPL3 Class A1, 4% 11/25/2054 (i)		2,671,989	2,633,976
RALI Series 2006-QS14 Trust Series 2006-QS14 Class A1, 6.5% 11/25/2036		626,299	533,957
RCKT Mortgage Trust Series 2025-CES1 Class A1A, 5.653% 1/25/2045 (i)		3,419,624	3,456,548
Sequoia Mortgage Trust Series 2024-HYB1 Class A1A, 4.4749% 11/25/2063 (i)(l)		880,102	890,980
Structured Asset Mortgage Investments II Trust Series 2006-AR3 Class 12A1, CME Term SOFR 1 month Index + 0.5545%, 4.2282% 5/25/2036 (l)(m)		3,323,314	2,757,063
Towd Point Mortgage Trust Series 2024-5 Class A1A, 4.5964% 10/25/2064 (i)(l)		2,865,091	2,929,340
Verus Securitization Trust Series 2024-8 Class A1, 5.364% 10/25/2069 (i)(l)		733,216	737,876
Verus Securitization Trust Series 2024-R1 Class A1, 5.218% 9/25/2069 (i)(l)		1,543,868	1,558,180
WaMu Mortgage MSC Pass Through Certificates Series 2005-3 Class 1CB1, 5.5% 5/25/2035		1,049,300	960,152
WaMu Mortgage Pass-Through Certificates Series 2007-OA1 Trust Series 2007-OA1 Class A1A, 12 month Average U.S. Treasury Maturity + 0.7%, 4.6151% 2/25/2047 (l)(m)		1,754,695	1,609,416
Wells Fargo Alternative Loan Trust Series 2007-PA3 Class 1A1, 5.75% 7/25/2037		278,530	243,380
TOTAL UNITED STATES			186,878,423
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $189,376,402)			191,823,506

Commercial Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-Q034 Class APT2, 2.9378% 7/25/2054 (l) (Cost $2,700,654)	2,819,723	2,756,933

Common Stocks - 79.9%
	Shares	Value ($)
AUSTRALIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Anglogold Ashanti Plc	469,013	59,925,791
Elevra Lithium Ltd ADR (e)	2,955	175,616

TOTAL AUSTRALIA		60,101,407
BAILIWICK OF GUERNSEY - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Super Group SGHC Ltd	3,610	38,627
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (f)	40,328	513,778
Health Care - 0.0%
Pharmaceuticals - 0.0%
UCB SA	23,000	6,856,707
TOTAL BELGIUM		7,370,485
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
Hamilton Insurance Group Ltd Class B (f)	134,029	4,233,976
RenaissanceRe Holdings Ltd	20,640	6,242,775

TOTAL BERMUDA		10,476,751
BRAZIL - 0.0%
Financials - 0.0%
Banks - 0.0%
NU Holdings Ltd/Cayman Islands Class A (f)	151,400	2,267,972
Capital Markets - 0.0%
XP Inc Class A	142,267	3,063,009
Financial Services - 0.0%
Pagseguro Digital Ltd Class A	76,533	812,015
TOTAL FINANCIALS		6,142,996
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States)	10,186	1,666,939
TOTAL BRAZIL		7,809,935
CANADA - 0.5%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Magna International Inc (United States) (e)	175,075	11,038,479
Hotels, Restaurants & Leisure - 0.0%
Restaurant Brands International Inc	32,700	2,345,971
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose Holdings Inc Subordinate Voting Shares (United States) (e)(f)	1,685,175	20,744,504
TOTAL CONSUMER DISCRETIONARY		34,128,954
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	39,700	2,409,271
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Athabasca Oil Corp (f)	994,700	6,431,769
Cameco Corp (United States)	48,836	5,782,182
Imperial Oil Ltd (e)	87,700	10,258,081
Whitecap Resources Inc	1,022,241	10,207,047
TOTAL ENERGY		32,679,079
Financials - 0.1%
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States) (e)	66,916	3,128,323
Brookfield Corp Class A (United States) (e)	1,731,105	75,891,643
		79,019,966
Insurance - 0.0%
Brookfield Wealth Solutions Ltd Class A (United States) (e)	8,694	386,101
TOTAL FINANCIALS		79,406,067
Health Care - 0.0%
Biotechnology - 0.0%
Aurinia Pharmaceuticals Inc (f)	3,450	48,887
Xenon Pharmaceuticals Inc (f)	114,628	4,955,368
TOTAL HEALTH CARE		5,004,255
Industrials - 0.2%
Aerospace & Defense - 0.0%
Draganfly Inc (United States) (e)(f)	346,275	2,268,101
Ground Transportation - 0.2%
Canadian National Railway Co (United States)	237,616	26,658,139
Canadian Pacific Kansas City Ltd (United States)	1,105,290	96,812,352
		123,470,491
Industrial Conglomerates - 0.0%
Brookfield Business Corp Class A (United States) (e)	125,586	4,326,438
TOTAL INDUSTRIALS		130,065,030
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (United States) (f)	52,081	14,459,248
Firan Technology Group Corp (f)	279,997	4,427,649
		18,886,897
IT Services - 0.0%
Shopify Inc Class A (United States) (f)	270,401	32,645,513
Software - 0.1%
Constellation Software Inc/Canada (OTC)	4,303	8,025,697
D-Wave Quantum Inc (e)(f)	47,092	884,388
Descartes Systems Group Inc/The (United States) (f)	426,859	28,279,409
Hut 8 Corp (United States) (f)	8,066	429,353
		37,618,847
TOTAL INFORMATION TECHNOLOGY		89,151,257
Materials - 0.1%
Metals & Mining - 0.1%
Agnico Eagle Mines Ltd/CA (United States)	35,398	8,906,137
Altius Minerals Corp	29,500	1,042,194
Franco-Nevada Corp (United States)	146,951	41,235,921
Novagold Resources Inc (United States) (f)	457,717	6,096,790
Ssr Mining Inc (United States) (e)(f)	802,375	25,828,451
Teck Resources Ltd Class B (United States)	34,202	2,014,156
		85,123,649
Paper & Forest Products - 0.0%
West Fraser Timber Co Ltd (United States) (e)	197,459	13,127,074
TOTAL MATERIALS		98,250,723
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Real Brokerage Inc/The (f)	6,728,978	17,831,792
Real Matters Inc (f)	555,883	2,547,024
Real Matters Inc (OTC) (f)	201,619	873,010
TOTAL REAL ESTATE		21,251,826
Utilities - 0.0%
Gas Utilities - 0.0%
Brookfield Infrastructure Corp (United States) (e)	30,201	1,506,426
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States)	14,648	625,909
TOTAL UTILITIES		2,132,335
TOTAL CANADA		494,478,797
CHINA - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Baidu Inc A Shares (f)	100,764	1,565,201
Baidu Inc Class A ADR (e)(f)	176,119	21,916,249
TOTAL COMMUNICATION SERVICES		23,481,450
Consumer Discretionary - 0.0%
Automobiles - 0.0%
XPeng Inc ADR (e)(f)	149,191	2,619,793
Broadline Retail - 0.0%
Alibaba Group Holding Ltd ADR	5,486	790,587
Prosus NV Class N	68,600	3,526,071
		4,316,658
Hotels, Restaurants & Leisure - 0.0%
Yum China Holdings Inc (e)	80,592	4,425,307
Household Durables - 0.0%
Midea Group Co Ltd H Shares	392,078	4,553,044
TOTAL CONSUMER DISCRETIONARY		15,914,802
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
RoboSense Technology Co Ltd H Shares (f)	482,651	2,227,126
IT Services - 0.1%
GDS Holdings Ltd A Shares (f)	3,405,719	17,643,110
Vnet Group Inc Class A ADR (e)(f)	713,943	7,696,306
		25,339,416
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (e)(f)	629,465	2,303,842
Software - 0.0%
Horizon Robotics A Shares (f)	2,045,989	2,147,093
TOTAL INFORMATION TECHNOLOGY		32,017,477
TOTAL CHINA		71,413,729
COSTA RICA - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Establishment Labs Holdings Inc (f)	61,514	4,841,152
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S ADR (f)	33,832	7,899,772
Pharmaceuticals - 0.0%
Novo Nordisk A/S Class B ADR	349,019	13,070,762
TOTAL DENMARK		20,970,534
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (f)	94,611	3,593,326
Information Technology - 0.0%
Communications Equipment - 0.0%
Nokia Oyj ADR	1,189,492	9,182,878
TOTAL FINLAND		12,776,204
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA	150,500	3,242,155
Financials - 0.0%
Capital Markets - 0.0%
Amundi SA (h)(i)	31,000	2,968,829
TOTAL FRANCE		6,210,984
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Schaeffler AG Class Registered	1,591,667	19,484,194
Specialty Retail - 0.1%
LuxExperience BV ADR (f)	2,020,860	19,541,716
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (e)(f)	139,361	5,804,386
TOTAL CONSUMER DISCRETIONARY		44,830,296
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (f)	12,800	1,410,944
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
AIXTRON SE	133,850	4,365,138
Software - 0.0%
SAP SE ADR	12,884	2,596,512
TOTAL INFORMATION TECHNOLOGY		6,961,650
Materials - 0.0%
Paper & Forest Products - 0.0%
Mercer International Inc	50,999	91,798
TOTAL GERMANY		53,294,688
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Patria Investments Ltd Class A (e)	12,678	166,335
Webull Corp Class A	65,564	380,927

TOTAL GRAND CAYMAN (UK OVERSEAS TER)		547,262
GREECE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Okeanis Eco Tankers Corp (h)(i)	131,177	7,090,117
Industrials - 0.0%
Marine Transportation - 0.0%
Star Bulk Carriers Corp	383,097	10,071,620
TOTAL GREECE		17,161,737
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	23,197	1,690,829
IRELAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	33,242	544,504
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (f)	488	35,648
Trading Companies & Distributors - 0.0%
AerCap Holdings NV	36,829	5,503,726
TOTAL INDUSTRIALS		5,539,374
TOTAL IRELAND		6,083,878
ISRAEL - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Taboola.com Ltd (f)	96,667	306,434
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (e)(f)	813,080	6,878,657
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (e)(f)	29,723	349,840
Information Technology - 0.0%
Software - 0.0%
Cellebrite DI Ltd (f)	462,595	6,171,017
Nice Ltd ADR (e)(f)	56,140	6,526,275
TOTAL INFORMATION TECHNOLOGY		12,697,292
TOTAL ISRAEL		20,232,223
ITALY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Ermenegildo Zegna Holditalia Spa (e)	433,853	4,889,523
JAPAN - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Musashi Seimitsu Industry Co Ltd	300,472	6,012,711
Health Care - 0.1%
Pharmaceuticals - 0.1%
Chugai Pharmaceutical Co Ltd ADR	961,188	32,305,529
Industrials - 0.0%
Building Products - 0.0%
Daikin Industries Ltd ADR	299,584	3,804,717
Machinery - 0.0%
Harmonic Drive Systems Inc (e)	94,685	2,761,759
MINEBEA MITSUMI Inc	143,307	3,087,022
		5,848,781
TOTAL INDUSTRIALS		9,653,498
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Disco Corp	4,600	2,211,705
TOTAL JAPAN		50,183,443
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Coupang Inc Class A (f)	1,085,903	20,719,029
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SK Hynix Inc	19,080	14,057,469
TOTAL KOREA (SOUTH)		34,776,498
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp	87,430	19,085,969
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	190,307	15,049,478
Industrials - 0.0%
Marine Transportation - 0.0%
Costamare Inc	238,373	4,188,213
TOTAL MONACO		19,237,691
NETHERLANDS - 0.2%
Consumer Staples - 0.0%
Food Products - 0.0%
Magnum Ice Cream Co NV/The (United States) (e)	134,487	2,134,309
Health Care - 0.0%
Biotechnology - 0.0%
Argenx SE ADR (f)	11,833	9,074,965
Newamsterdam Pharma Co NV (e)(f)	100,253	3,554,971
TOTAL HEALTH CARE		12,629,936
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ASM International NV	2,300	1,940,967
NXP Semiconductors NV	782,162	177,558,596
TOTAL INFORMATION TECHNOLOGY		179,499,563
TOTAL NETHERLANDS		194,263,808
PANAMA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Banco Latinoamericano de Comercio Exterior SA Class E	10,943	547,478
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico	665,037	14,052,232
Popular Inc	102,504	13,874,941

TOTAL PUERTO RICO		27,927,173
SINGAPORE - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (e)(f)	92,757	1,055,574
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	29,880	2,083,234
TOTAL SINGAPORE		3,138,808
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	247,230	29,301,700
Industrials - 0.0%
Building Products - 0.0%
Munters Group AB (h)(i)	336,175	7,056,710
TOTAL SWEDEN		36,358,410
SWITZERLAND - 0.2%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	1,063,653	21,655,975
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (f)	12,600	585,648
TOTAL CONSUMER DISCRETIONARY		22,241,623
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Lonza Group AG ADR (e)	64,046	4,440,309
Industrials - 0.0%
Machinery - 0.0%
Aebi Schmidt Holding AG	29,627	427,221
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity PLC	551,990	127,040,499
TOTAL SWITZERLAND		154,149,652
TAIWAN - 0.2%
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Chroma ATE Inc	235,000	10,339,221
Delta Electronics Inc	336,000	15,318,498
		25,657,719
Semiconductors & Semiconductor Equipment - 0.2%
Jentech Precision Industrial Co Ltd	40,000	3,978,830
Taiwan Semiconductor Manufacturing Co Ltd ADR	400,051	149,851,104
		153,829,934
TOTAL TAIWAN		179,487,653
THAILAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Fabrinet (f)	120,883	65,957,391
UNITED KINGDOM - 0.2%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Autotrader Group PLC (h)(i)	293,396	1,943,441
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genius Sports Ltd Class A (f)	804,892	4,998,379
Consumer Staples - 0.2%
Food Products - 0.0%
Nomad Foods Ltd	556,056	6,099,934
Personal Care Products - 0.2%
Unilever PLC ADR	629,085	46,395,020
Tobacco - 0.0%
British American Tobacco PLC ADR	47,281	2,962,155
TOTAL CONSUMER STAPLES		55,457,109
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	378,524	25,099,926
Financials - 0.0%
Capital Markets - 0.0%
Marex Group PLC	420,579	18,278,364
Financial Services - 0.0%
Klarna Group PLC (e)	79,002	1,071,267
Insurance - 0.0%
Fidelis Insurance Holdings Ltd	34,409	655,835
Hiscox Ltd	285,084	5,947,315
		6,603,150
TOTAL FINANCIALS		25,952,781
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Smith & Nephew PLC ADR (e)	333,428	12,303,493
Pharmaceuticals - 0.0%
Astrazeneca PLC (United States)	19,831	4,133,772
TOTAL HEALTH CARE		16,437,265
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC ADR (e)	328,520	10,276,106
Machinery - 0.0%
Luxfer Holdings PLC	6,180	79,536
TOTAL INDUSTRIALS		10,355,642
TOTAL UNITED KINGDOM		140,244,543
UNITED STATES - 78.1%
Communication Services - 7.7%
Diversified Telecommunication Services - 0.6%
AST SpaceMobile Inc Class A (e)(f)	61,608	4,878,738
AT&T Inc	12,621,567	353,530,092
Atn International Inc	38,141	1,099,224
Bandwidth Inc Class A (f)	3,000	44,460
Comcast Corp Class A	1,510,813	46,774,770
Globalstar Inc (f)	8,308	517,339
IDT Corp Class B	56,273	2,867,109
Lumen Technologies Inc (f)	532,078	3,783,075
Verizon Communications Inc	2,450,939	122,890,081
		536,384,888
Entertainment - 1.1%
AMC Entertainment Holdings Inc Class A (e)(f)	91,897	106,601
Cinemark Holdings Inc	8,331	235,267
CuriosityStream Inc Class A	10,400	35,152
Electronic Arts Inc	39,063	7,834,866
Eventbrite Inc Class A (f)	154,100	681,122
Lionsgate Studios Corp	27,051	243,459
Live Nation Entertainment Inc (f)	53,263	8,636,063
Madison Square Garden Entertainment Corp Class A (f)	5,800	366,212
Madison Square Garden Sports Corp Class A (f)	300	99,498
Marcus Corp/The	60,839	1,023,920
Netflix Inc (f)	4,357,703	419,385,337
Playstudios Inc Class A (f)	13,535	6,910
Playtika Holding Corp	59,419	183,605
ROBLOX Corp Class A (f)	168,000	11,534,880
Roku Inc Class A (f)	85,910	8,454,403
Spotify Technology SA (f)	47,696	24,560,578
Take-Two Interactive Software Inc (f)	30,668	6,485,669
TKO Group Holdings Inc Class A	185,894	41,616,090
Walt Disney Co/The	4,285,842	454,470,686
Warner Bros Discovery Inc (f)	29,500	831,015
Warner Music Group Corp Class A	1,619,787	46,325,908
		1,033,117,241
Interactive Media & Services - 5.5%
Alphabet Inc Class A	5,104,409	1,591,350,550
Alphabet Inc Class C	5,467,382	1,702,706,776
Cargurus Inc Class A (f)	820	25,173
EverQuote Inc Class A (e)(f)	80,640	1,274,112
Match Group Inc	421,990	13,334,884
MediaAlpha Inc Class A (f)	37,439	372,144
Meta Platforms Inc Class A	2,683,725	1,739,536,871
Nextdoor Holdings Inc Class A (f)	367,350	642,863
Pinterest Inc Class A (f)	83,200	1,425,216
QuinStreet Inc (f)	164,501	1,927,952
Shutterstock Inc	23,977	402,814
Snap Inc Class A (f)	748,017	3,897,169
TripAdvisor Inc Class A (e)	304,606	3,079,567
Yelp Inc Class A (f)	128,881	2,872,757
Ziff Davis Inc (f)	4,600	124,567
ZipRecruiter Inc Class A (f)	165,033	298,710
		5,063,272,125
Media - 0.2%
AMC Networks Inc Class A (e)(f)	6,100	49,837
Cable One Inc (f)	600	57,570
Clear Channel Outdoor Holdings Inc (f)	3,000	7,200
DoubleVerify Holdings Inc (f)	76,255	803,728
EchoStar Corp Class A (e)(f)	118,073	13,640,974
EW Scripps Co/The Class A (f)	2,381	9,881
Fox Corp Class A	555,100	31,274,334
Fox Corp Class B	178,490	9,233,288
Liberty Broadband Corp Class C (f)	903	49,313
Magnite Inc (f)	42,817	583,168
MNTN Inc Class A (f)	2,200	21,472
New York Times Co/The Class A	562,274	44,863,842
News Corp Class A	525,114	12,755,019
News Corp Class B (e)	301,804	8,082,311
Nexstar Media Group Inc (e)	111,205	27,914,679
Omnicom Group Inc	82,000	6,993,780
Paramount Skydance Corp Class B	775	10,470
Sirius XM Holdings Inc	339,146	7,447,646
TechTarget Inc (e)(f)	12,389	43,485
TEGNA Inc	652,081	13,661,097
Thryv Holdings Inc (f)	18,844	43,718
USA TODAY Co Inc (e)(f)	138,000	821,100
Versant Media Group Inc Class A	57,214	1,906,370
		180,274,282
Wireless Telecommunication Services - 0.3%
Array Digital Infrastructure Inc	30,786	1,500,202
Gogo Inc (f)	10,100	42,723
Spok Holdings Inc	4,200	50,988
T-Mobile US Inc	1,461,601	317,298,961
		318,892,874
TOTAL COMMUNICATION SERVICES		7,131,941,410
Consumer Discretionary - 8.2%
Automobile Components - 0.1%
Adient PLC (f)	88,045	2,141,254
Aptiv PLC (f)	147,789	10,868,403
BorgWarner Inc	993,460	57,193,493
Cooper-Standard Holdings Inc (f)	17,600	676,544
Dana Inc	197,725	6,770,104
Dauch Corporation (f)	69,288	457,301
Gentex Corp	696,075	16,288,155
Goodyear Tire & Rubber Co/The (f)	667,943	5,510,530
Lear Corp	104,785	13,753,031
Motorcar Parts of America Inc (f)	99,487	1,028,696
Phinia Inc	194,188	14,103,874
QuantumScape Corp Class A (e)(f)	188,082	1,301,527
Standard Motor Products Inc	29,833	1,183,773
Stoneridge Inc (f)	28,068	221,457
Strattec Security Corp (f)	4,638	408,144
Visteon Corp	1,667	159,482
		132,065,768
Automobiles - 1.3%
Ford Motor Co	4,471,808	63,007,775
General Motors Co	2,139,248	168,380,210
Harley-Davidson Inc	358,600	6,454,800
Rivian Automotive Inc Class A (e)(f)	90,188	1,382,582
Tesla Inc (f)	2,381,192	958,453,592
Winnebago Industries Inc (e)	8,200	327,098
		1,198,006,057
Broadline Retail - 2.9%
Amazon.com Inc (f)	11,855,052	2,489,560,921
Dillard's Inc Class A (e)	6,396	3,855,445
eBay Inc	733,358	66,632,908
Etsy Inc (f)	67,838	3,722,949
Groupon Inc (e)(f)	47,157	595,121
Kohl's Corp (e)	138,508	2,267,376
Macy's Inc	646,748	12,792,675
Ollie's Bargain Outlet Holdings Inc (f)	19,769	2,117,260
		2,581,544,655
Distributors - 0.1%
Genuine Parts Co	60,500	7,215,230
GigaCloud Technology Inc Class A (f)	96,364	4,272,779
Gold.com Inc	134,182	7,711,440
LKQ Corp	622,593	20,614,054
Pool Corp	126,418	28,719,641
		68,533,144
Diversified Consumer Services - 0.1%
ADT Inc	3,581,393	28,722,772
Bright Horizons Family Solutions Inc (f)	92,086	6,862,249
Coursera Inc (e)(f)	148,555	952,238
Covista Inc (f)	4,210	412,580
Duolingo Inc Class A (f)	13,698	1,383,498
European Wax Center Inc Class A (f)	200	1,144
Frontdoor Inc (f)	161,969	11,106,214
Grand Canyon Education Inc (f)	152,121	24,197,887
H&R Block Inc	4,065	124,470
Laureate Education Inc (f)	428,931	13,871,629
Perdoceo Education Corp	892	29,748
Service Corp International/US	415,327	34,962,227
Strategic Education Inc	2,649	217,960
		122,844,616
Hotels, Restaurants & Leisure - 1.6%
Airbnb Inc Class A (f)	306,919	41,467,826
Aramark	112,282	4,699,002
Biglari Holdings Inc Class B (f)	423	164,031
Bloomin' Brands Inc (e)	125,300	766,836
Booking Holdings Inc	34,905	147,974,512
Boyd Gaming Corp	129,682	10,793,433
Brinker International Inc (f)	64,796	9,602,767
Caesars Entertainment Inc (f)	40,235	1,007,887
Carnival Corp	301,477	9,511,599
Chipotle Mexican Grill Inc (f)	3,921,592	145,961,654
Churchill Downs Inc	191,944	17,645,412
Darden Restaurants Inc	85,670	18,320,530
Domino's Pizza Inc	43,705	17,591,700
DoorDash Inc Class A (f)	567,343	100,119,019
DraftKings Inc Class A (f)	102,700	2,448,368
Dutch Bros Inc Class A (f)	31,692	1,699,008
Expedia Group Inc Class A	178,379	38,474,567
Golden Entertainment Inc	2,800	80,920
Hilton Grand Vacations Inc (f)	1,966	88,391
Hilton Worldwide Holdings Inc	508,624	158,578,791
Hyatt Hotels Corp Class A (e)	124,028	20,030,522
Kura Sushi USA Inc Class A (e)(f)	155,079	10,922,214
Las Vegas Sands Corp	1,179,962	66,927,445
Life Time Group Holdings Inc (f)	92,188	2,489,076
Lindblad Expeditions Holdings Inc (f)	21,568	425,105
Marriott International Inc/MD Class A1	88,121	30,113,589
McDonald's Corp	1,121,414	382,469,459
MGM Resorts International (f)	187,564	6,913,609
Monarch Casino & Resort Inc	32,296	3,103,646
Nathan's Famous Inc	3,105	312,301
Navan Inc Class A (f)	138,104	1,345,133
Norwegian Cruise Line Holdings Ltd (f)	103,655	2,569,607
Planet Fitness Inc Class A (f)	13,597	1,116,994
Pursuit Attractions and Hospitality Inc (e)(f)	194,145	6,748,480
Red Robin Gourmet Burgers Inc (f)	8,400	42,251
Red Rock Resorts Inc Class A	3,595	217,677
Royal Caribbean Cruises Ltd	243,908	75,845,632
Rush Street Interactive Inc Class A (f)	193,588	3,823,363
SHARPLINK INC (f)	26,322	179,516
Starbucks Corp	511,389	50,126,350
Sweetgreen Inc Class A (e)(f)	249,969	1,387,328
Texas Roadhouse Inc	95,666	17,494,441
Travel + Leisure Co	254,961	18,790,626
United Parks & Resorts Inc (e)(f)	285,298	9,925,517
Vail Resorts Inc (e)	90,348	12,270,162
Wendy's Co/The	1,010	7,736
Wingstop Inc (e)	48,417	12,564,696
Wyndham Hotels & Resorts Inc	27,819	2,275,594
Yum! Brands Inc	234,023	39,353,308
		1,506,787,630
Household Durables - 0.3%
Cavco Industries Inc (f)	17,033	9,832,470
Century Communities Inc	18,182	1,222,376
Champion Homes Inc (f)	96,599	9,030,075
Cricut Inc Class A (e)	114,893	494,040
DR Horton Inc	127,100	20,385,569
Flexsteel Industries Inc	1,200	61,764
Garmin Ltd	38,106	9,634,340
Green Brick Partners Inc (f)	2,590	190,779
Installed Building Products Inc	50,007	16,390,294
KB Home	9,811	623,783
La-Z-Boy Inc	1,397	49,901
Leggett & Platt Inc	156,355	1,826,226
Lennar Corp Class A	97,400	11,138,664
LGI Homes Inc (f)	109,157	5,665,248
Lovesac Co/The (f)	4,336	55,414
M/I Homes Inc (f)	30,253	4,300,766
Meritage Homes Corp	9,800	739,116
Mohawk Industries Inc (f)	7,338	919,231
Newell Brands Inc	570,783	2,597,063
NVR Inc (f)	3,941	29,627,610
PulteGroup Inc	530,508	72,785,699
SharkNinja Inc (f)	49,560	6,089,437
Somnigroup International Inc	25,225	2,257,890
Sonos Inc (f)	46,712	719,365
Taylor Morrison Home Corp (f)	101,470	6,685,858
Toll Brothers Inc	261,623	41,137,601
TopBuild Corp (e)(f)	12,041	5,397,980
Tri Pointe Homes Inc (f)	21,206	981,838
Whirlpool Corp	74,800	5,118,564
		265,958,961
Leisure Products - 0.1%
Brunswick Corp/DE	135,799	10,812,316
Hasbro Inc	258,279	25,722,006
MasterCraft Boat Holdings Inc (f)	24,051	522,027
Mattel Inc (f)	512,200	8,681,790
Peloton Interactive Inc Class A (e)(f)	1,458,398	5,862,760
Polaris Inc	2,504	152,092
		51,752,991
Specialty Retail - 1.6%
Abercrombie & Fitch Co Class A (f)	34,079	3,332,926
Academy Sports & Outdoors Inc (e)	311,108	18,706,924
American Eagle Outfitters Inc	59,467	1,461,104
Asbury Automotive Group Inc (f)	37,045	7,919,480
AutoNation Inc (f)	97,838	19,094,064
AutoZone Inc (f)	34,021	127,768,587
BARK Inc (f)	724	566
Bath & Body Works Inc	826,608	18,813,598
Best Buy Co Inc	285,020	17,662,689
Bob's Discount Furniture Inc	46,200	981,288
Boot Barn Holdings Inc (f)	13,093	2,477,457
Buckle Inc/The	64,795	3,469,772
Burlington Stores Inc (f)	492,373	151,094,504
Caleres Inc	3,140	37,335
Camping World Holdings Inc Class A	54,753	455,545
CarMax Inc (f)	191,191	8,253,715
Carparts Com Inc (f)	50,611	35,934
Carvana Co Class A (f)	98,365	32,869,648
Citi Trends Inc (f)	3,385	160,381
Designer Brands Inc Class A	1,478	10,523
Dick's Sporting Goods Inc	9,300	1,893,759
Duluth Holdings Inc Class B (f)	257	553
Five Below Inc (f)	19,811	4,428,353
Floor & Decor Holdings Inc Class A (f)	38,266	2,643,798
GameStop Corp Class A (e)(f)	40,974	984,605
Gap Inc/The	347,657	9,748,302
Group 1 Automotive Inc	9,964	3,245,673
Home Depot Inc/The	718,796	273,660,014
Lithia Motors Inc Class A (e)	95,090	26,585,262
LL Flooring Holdings Inc (f)(g)	7,900	0
Lowe's Cos Inc	1,504,416	398,023,342
Monro Inc (e)	64,495	1,388,577
Murphy USA Inc	55,520	21,693,885
National Vision Holdings Inc (e)(f)	141,500	3,816,255
O'Reilly Automotive Inc (f)	723,222	67,896,081
Penske Automotive Group Inc (e)	105,006	16,540,545
Petco Health & Wellness Co Inc Class A (e)(f)	127,776	325,829
RealReal Inc/The (f)	104,913	1,286,233
Revolve Group Inc Class A (f)	482,430	12,137,939
RH (f)	3,680	609,813
Ross Stores Inc	201,190	41,372,712
Sally Beauty Holdings Inc (f)	440,673	7,081,615
Signet Jewelers Ltd (e)	90,956	8,749,058
Sleep Number Corp (e)(f)	658,266	4,061,501
Stitch Fix Inc Class A (f)	99,534	331,448
ThredUp Inc Class A (f)	12,890	62,903
TJX Cos Inc/The	710,750	114,899,845
Tractor Supply Co	15,300	793,152
Ulta Beauty Inc (f)	26,007	17,809,334
Upbound Group Inc (e)	25,714	551,565
Urban Outfitters Inc (f)	31,515	2,086,293
Valvoline Inc (e)(f)	25,600	967,680
Victoria's Secret & Co (f)	29,049	1,821,372
Warby Parker Inc Class A (f)	282,066	7,054,471
Wayfair Inc Class A (e)(f)	31,846	2,430,805
Williams-Sonoma Inc	135,451	27,855,498
Winmark Corp	90	41,062
Zumiez Inc (e)(f)	43,308	1,135,536
		1,500,620,708
Textiles, Apparel & Luxury Goods - 0.1%
Capri Holdings Ltd (f)	2,720	55,787
Columbia Sportswear Co	620	38,403
Crocs Inc (f)	87,500	7,937,125
Deckers Outdoor Corp (f)	44,000	5,159,880
G-III Apparel Group Ltd	72,799	2,226,921
Levi Strauss & Co Class A	17,890	396,442
Lululemon Athletica Inc (f)	53,974	9,994,366
NIKE Inc Class B	248,363	15,443,211
PVH Corp	109,136	7,486,730
Ralph Lauren Corp Class A	56,992	20,665,299
Tapestry Inc	292,866	45,531,877
Under Armour Inc Class A (f)	35,500	263,410
Under Armour Inc Class C (f)	7,500	54,225
VF Corp	36,100	701,062
Wolverine World Wide Inc	15,800	279,186
		116,233,924
TOTAL CONSUMER DISCRETIONARY		7,544,348,454
Consumer Staples - 3.9%
Beverages - 1.0%
Boston Beer Co Inc/The Class A (f)	651	147,634
Brown-Forman Corp Class A (e)	72,650	2,133,004
Brown-Forman Corp Class B (e)	439,781	12,692,080
Celsius Holdings Inc (f)	46,939	2,516,400
Coca-Cola Co/The	3,576,320	291,684,659
Coca-Cola Consolidated Inc	173,539	35,124,294
Constellation Brands Inc Class A	72,681	11,473,423
Keurig Dr Pepper Inc	820,375	24,840,955
MGP Ingredients Inc	1,289	24,490
Molson Coors Beverage Co Class B	438,743	21,494,020
Monster Beverage Corp (f)	1,322,547	112,813,259
National Beverage Corp (f)	67,999	2,471,764
PepsiCo Inc	2,297,404	389,961,355
Primo Brands Corp Class A	396,472	8,991,985
Vita Coco Co Inc/The (f)	149,966	8,707,026
Zevia PBC Class A (f)	25,920	34,732
		925,111,080
Consumer Staples Distribution & Retail - 1.3%
Albertsons Cos Inc Class A (e)	1,070,942	19,169,862
Andersons Inc/The	4,820	314,698
BJ's Wholesale Club Holdings Inc (f)	813,590	80,374,556
Casey's General Stores Inc	18,372	12,595,659
Chefs' Warehouse Inc/The (f)	5,975	426,555
Costco Wholesale Corp	345,829	349,560,495
Dollar General Corp	253,181	39,556,999
Dollar Tree Inc (f)	273,493	34,591,395
Ingles Markets Inc Class A	125,844	10,709,324
Kroger Co/The	943,292	64,370,246
Maplebear Inc (f)	156,848	5,883,368
Performance Food Group Co (f)	302,309	29,342,112
PriceSmart Inc	126,522	19,562,832
Sprouts Farmers Market Inc (f)	148,603	10,977,304
Sysco Corp	473,182	43,135,271
Target Corp	396,600	45,129,114
United Natural Foods Inc (e)(f)	174,839	6,680,598
US Foods Holding Corp (f)	441,678	42,670,512
Walmart Inc	3,015,757	385,866,108
		1,200,917,008
Food Products - 0.3%
Archer-Daniels-Midland Co	200	13,808
BRC Inc Class A (e)(f)	29,818	18,770
Cal-Maine Foods Inc (e)	134,222	11,692,078
Calavo Growers Inc	36,078	968,334
Campbell's Company/The (e)	298,700	8,049,965
Conagra Brands Inc	334,863	6,446,113
Dole PLC	405,986	6,512,015
Freshpet Inc (f)	131,209	11,080,600
General Mills Inc	379,959	17,185,546
Hershey Co/The	5,474	1,293,397
Hormel Foods Corp	39,700	1,016,320
Ingredion Inc	161,800	19,005,028
JM Smucker Co	101,448	11,762,896
Kraft Heinz Co/The	544,330	13,395,961
Lamb Weston Holdings Inc	244,244	11,770,118
Limoneira Co	46	648
Mama's Creations Inc (f)	630,659	10,809,495
Marzetti Company/The	47,007	7,725,130
McCormick & Co Inc/MD	56,200	3,992,448
Mondelez International Inc	998,586	61,492,926
Pilgrim's Pride Corp	180,067	7,771,692
Post Holdings Inc (f)	1,832	194,742
Seaboard Corp	10	51,327
Simply Good Foods Co/The (e)(f)	410,328	7,000,196
Smithfield Foods Inc	169,098	4,207,158
Tootsie Roll Industries Inc Class A	37,601	1,587,890
Tyson Foods Inc Class A	285,947	18,583,696
		243,628,297
Household Products - 0.6%
Central Garden & Pet Co Class A (f)	28,707	991,540
Church & Dwight Co Inc	802,441	84,143,963
Clorox Co/The	83,737	10,647,997
Colgate-Palmolive Co	718,211	71,203,439
Energizer Holdings Inc (e)	319,500	6,898,005
Kimberly-Clark Corp (e)	198,066	22,072,475
Oil-Dri Corp of America	370	25,101
Procter & Gamble Co/The	1,998,090	334,080,648
Reynolds Consumer Products Inc	117,658	2,919,095
WD-40 Co	69,716	16,606,351
		549,588,614
Personal Care Products - 0.1%
BellRing Brands Inc (f)	567,886	10,443,424
Coty Inc Class A (e)(f)	189,700	476,147
elf Beauty Inc (e)(f)	180,637	16,627,636
Estee Lauder Cos Inc/The Class A	292,454	32,014,939
Herbalife Ltd (f)	3,428	66,914
Honest Co Inc/The (e)(f)	1,732,560	4,851,168
Kenvue Inc	656,851	12,558,991
Medifast Inc (e)(f)	7,845	82,608
Niagen Bioscience Inc (f)	30,800	155,540
Nu Skin Enterprises Inc Class A	343,909	2,916,348
Olaplex Holdings Inc (f)	1,052,604	1,694,692
		81,888,407
Tobacco - 0.6%
Altria Group Inc	2,545,771	175,760,030
Philip Morris International Inc	2,180,769	407,433,073
Turning Point Brands Inc	39,361	5,392,063
		588,585,166
TOTAL CONSUMER STAPLES		3,589,718,572
Energy - 3.2%
Energy Equipment & Services - 0.4%
Archrock Inc	136,837	4,834,451
Baker Hughes Co Class A	3,223,961	210,395,696
Cactus Inc Class A	135,358	7,309,332
Halliburton Co	1,048,900	37,760,400
Liberty Energy Inc Class A	182,458	5,125,245
Nabors Industries Ltd (f)	2,457	191,941
NOV Inc	73,317	1,485,402
Oceaneering International Inc (e)(f)	71,206	2,527,813
Oil States International Inc (f)	28,000	366,520
Patterson-UTI Energy Inc	413,832	3,521,710
ProPetro Holding Corp (f)	434,219	5,267,076
SLB Ltd	1,772,421	90,996,095
Solaris Energy Infrastructure Inc Class A	237,434	11,783,849
TETRA Technologies Inc (f)	4,300	37,238
Tidewater Inc (f)	4,406	349,925
Transocean Ltd (f)	609,233	3,947,830
Valaris Ltd (f)	4,698	450,303
Weatherford International PLC	69,001	7,276,845
		393,627,671
Oil, Gas & Consumable Fuels - 2.8%
Antero Midstream Corp	983,567	22,110,586
Antero Resources Corp (f)	458,345	16,871,679
APA Corp	441,900	13,420,503
California Resources Corp	62,055	3,651,316
Centrus Energy Corp Class A (e)(f)	2,981	603,921
Cheniere Energy Inc	125,400	29,560,542
Chevron Corp	1,275,337	238,181,938
Chord Energy Corp	51,908	5,625,270
Clean Energy Fuels Corp (f)	261,709	591,462
CNX Resources Corp (e)(f)	210,205	8,782,365
Comstock Resources Inc (f)	1,410	27,650
ConocoPhillips	1,199,240	136,065,770
Core Natural Resources Inc	18,382	1,508,795
Coterra Energy Inc	149,671	4,578,436
Crescent Energy Co Class A (e)	1,252,410	14,603,101
CVR Energy Inc (e)(f)	12,100	292,336
Delek US Holdings Inc	322,796	12,301,756
Devon Energy Corp	1,014,189	44,147,647
DHT Holdings Inc	382,895	7,462,624
Diamondback Energy Inc	287,929	50,122,680
Dorian LPG Ltd	78,902	2,918,585
DT Midstream Inc	140,886	19,560,612
Energy Fuels Inc/Canada (United States) (e)(f)	63,218	1,347,808
EOG Resources Inc	1,350,055	167,514,824
EQT Corp	1,726,307	106,029,776
Excelerate Energy Inc Class A	23,500	945,875
Expand Energy Corp	294,219	31,752,114
Exxon Mobil Corp	6,272,114	956,497,386
FutureFuel Corp	23,800	102,816
Green Plains Inc (f)	22,200	304,806
Gulfport Energy Corp (f)	2,455	512,260
HF Sinclair Corp	583,895	29,200,589
International Seaways Inc	1,500	113,295
Kinder Morgan Inc	1,147,600	38,180,652
Magnolia Oil & Gas Corp Class A	423,545	11,783,022
Marathon Petroleum Corp	207,499	41,128,377
Matador Resources Co (e)	737,342	37,899,379
Murphy Oil Corp	74,015	2,453,597
Northern Oil & Gas Inc (e)	301,814	8,327,048
Occidental Petroleum Corp	2,600	138,008
Ovintiv Inc	443,080	22,415,417
Par Pacific Holdings Inc (f)	20,927	892,955
PBF Energy Inc Class A	329,161	11,718,132
Permian Resources Holdings Inc/DE Class A	828,042	15,144,888
Phillips 66	429,512	66,286,587
Plains GP Holdings LP Class A	8,979	202,387
PrimeEnergy Resources Corp (f)	533	106,014
Range Resources Corp (e)	401,132	16,558,729
REX American Resources Corp (f)	60,449	2,149,566
Riley Exploration Permian Inc	13,000	374,920
Shell PLC ADR	386,397	32,268,013
SM Energy Co	263,440	6,093,367
Targa Resources Corp	232,346	54,787,187
Uranium Energy Corp (e)(f)	158,311	2,426,908
Valero Energy Corp	590,159	120,770,138
Williams Cos Inc/The	1,433,706	107,126,512
World Kinect Corp	800	19,960
		2,526,562,886
TOTAL ENERGY		2,920,190,557
Financials - 11.0%
Banks - 3.5%
1st Source Corp	20,810	1,394,478
Amalgamated Financial Corp	6,124	235,713
Ameris Bancorp	13,881	1,077,998
Associated Banc-Corp	394,892	10,429,098
Atlantic Union Bankshares Corp (e)	99,615	3,691,732
Axos Financial Inc (f)	129,267	11,222,961
Banc of California Inc	1,400	25,858
Bancorp Inc/The (f)	99,099	5,201,707
Bank First Corp	1,456	196,080
Bank of America Corp	12,545,809	625,157,662
Bank of Hawaii Corp	6,728	509,781
Bank OZK	105,700	4,921,392
Bank7 Corp	3,615	147,058
Banner Corp	103,459	6,088,562
Beacon Financial Corp	2,388	71,019
BOK Financial Corp	16,600	2,086,952
Camden National Corp	6,790	313,426
Capitol Federal Financial Inc	30,315	217,662
CF Bankshares Inc Class A	1,067	32,245
Citigroup Inc	2,868,439	316,073,293
Citizens Financial Group Inc	959,060	57,725,821
Columbia Banking System Inc	275,800	7,846,510
Commerce Bancshares Inc/MO	51,187	2,610,025
Community Trust Bancorp Inc	12,295	738,192
Community West Bancshares	12,881	299,226
Connectone Bancorp Inc	41,315	1,096,087
Cullen/Frost Bankers Inc	114,733	15,858,395
Customers Bancorp Inc (f)	14,405	971,473
CVB Financial Corp	6,780	130,379
East West Bancorp Inc	307,982	33,708,630
Eastern Bankshares Inc	38,357	750,263
Enterprise Financial Services Corp	11,385	650,084
Esquire Financial Holdings Inc	14,445	1,458,656
Fifth Third Bancorp	2,936,648	145,275,977
First Business Financial Services Inc	5,976	326,588
First Citizens BancShares Inc/NC Class A (e)	9,186	17,436,406
First Financial Bankshares Inc	74,965	2,318,667
First Hawaiian Inc	329,393	8,155,771
First Horizon Corp	1,352,038	32,164,984
First Internet Bancorp	11,254	228,231
Flagstar Financial Inc (e)	609,234	7,731,179
Flushing Financial Corp	38,890	600,073
FNB Corp/PA	304,268	5,169,513
Hancock Whitney Corp	1,132	74,497
Heritage Commerce Corp	25,350	315,101
Hilltop Holdings Inc	1,924	72,015
Home BancShares Inc/AR	2,200	60,412
HomeTrust Bancshares Inc	5,547	233,751
Horizon Bancorp Inc/IN	55,556	935,563
Huntington Bancshares Inc/OH	1,331,590	22,370,712
Independent Bank Corp (e)	117,660	9,185,716
Independent Bank Corp/MI	29,535	1,026,341
Investar Holding Corp	6,377	180,023
JPMorgan Chase & Co	2,270,555	681,847,667
Kearny Financial Corp/MD	164,960	1,261,944
KeyCorp	2,017,296	41,838,719
Live Oak Bancshares Inc	19,042	690,653
M&T Bank Corp	59,943	13,006,432
Meridian Corp	49,980	971,611
Metropolitan Bank Holding Corp	15,056	1,266,962
Midland States Bancorp Inc	9,557	211,496
National Bank Holdings Corp Class A	114,141	4,564,499
NB Bancorp Inc	57,846	1,234,434
Nicolet Bankshares Inc (e)	9,046	1,381,867
Northfield Bancorp Inc	210,506	2,808,150
Northrim BanCorp Inc	47,530	1,116,480
OceanFirst Financial Corp	160,353	2,895,975
Old National Bancorp/IN	405,552	9,368,251
Park National Corp	8,490	1,396,860
Pathward Financial Inc	49,381	4,483,301
Peoples Bancorp Inc/OH	4,251	137,180
Pinnacle Financial Partners Inc	193,942	17,602,176
PNC Financial Services Group Inc/The	142,979	30,361,591
Preferred Bank/Los Angeles CA	24,762	2,172,123
Provident Financial Services Inc (e)	22,864	481,059
Regions Financial Corp	1,627,322	45,288,371
S&T Bancorp Inc	2,400	100,344
Seacoast Banking Corp of Florida	305,594	9,510,085
ServisFirst Bancshares Inc	200	16,201
Southern First Bancshares Inc (f)	9,330	520,987
SOUTHSTATE BANK CORP	4,828	476,379
Texas Capital Bancshares Inc (f)	95,733	9,123,355
Third Coast Bancshares Inc (f)	2,577	102,075
Tompkins Financial Corp	854	65,510
Towne Bank/Portsmouth VA	1,604	54,953
Truist Financial Corp	1,138,731	56,150,826
Trustmark Corp	1,414	60,222
UMB Financial Corp (e)	115,378	13,370,003
United Bankshares Inc/WV	27,434	1,133,024
United Community Bank/SC	22,263	716,201
Unity Bancorp Inc	4,511	239,940
US Bancorp	4,643,611	253,819,777
WaFd Inc (e)	295,973	9,222,519
Washington Trust Bancorp Inc	20,812	701,156
Webster Financial Corp	5,400	389,502
Wells Fargo & Co	5,826,449	474,564,271
WesBanco Inc	23,571	821,921
Western Alliance Bancorp	159,728	12,829,353
Wintrust Financial Corp	82,467	11,880,196
Zions Bancorp NA	373,763	21,409,145
		3,110,465,684
Capital Markets - 2.4%
Acadian Asset Management Inc	20,291	1,092,873
Affiliated Managers Group Inc	51,000	15,615,180
Ameriprise Financial Inc	82,895	38,970,597
Ares Management Corp Class A	189,397	21,214,358
Artisan Partners Asset Management Inc Class A (e)	151,605	6,106,649
Bank of New York Mellon Corp/The	948,425	112,957,418
BGC Group Inc Class A	13,896	132,290
Blackrock Inc	104,051	110,630,145
Blackstone Inc	149,800	16,982,826
Blue Owl Capital Inc Class A (e)	233,700	2,465,535
Carlyle Group Inc/The	193,236	10,046,340
Cboe Global Markets Inc	63,166	18,932,114
Charles Schwab Corp/The	3,715,722	353,736,734
CME Group Inc Class A	187,081	59,772,380
Cohen & Steers Inc	59,244	3,961,646
Coinbase Global Inc Class A (f)	16,930	2,977,141
Diamond Hill Investment Group Inc	5,552	954,222
DigitalBridge Group Inc Class A	13,249	204,697
Evercore Inc Class A	153,518	47,412,499
FactSet Research Systems Inc (e)	39,409	8,544,265
Federated Hermes Inc Class B	427,210	23,928,032
Franklin Resources Inc	141,288	3,749,784
Goldman Sachs Group Inc/The	336,150	288,944,456
Hamilton Lane Inc Class A	87,030	9,132,928
Houlihan Lokey Inc Class A	239,471	39,218,166
Interactive Brokers Group Inc Class A	155,886	11,097,524
Intercontinental Exchange Inc	490,134	80,445,693
Invesco Ltd	1,323,674	34,759,679
Janus Henderson Group PLC	36,080	1,879,768
Jefferies Financial Group Inc	743,385	33,006,294
KKR & Co Inc Class A	1,072,813	94,064,244
Lazard Inc	242,591	12,275,105
LPL Financial Holdings Inc	21,253	6,383,976
MarketAxess Holdings Inc	140,646	27,004,032
Miami International Holdings Inc	28,721	1,223,515
Moelis & Co Class A	159,576	9,472,431
Moody's Corp	153,776	73,441,880
Morgan Stanley	1,347,427	224,360,070
Morningstar Inc	75,568	13,839,524
MSCI Inc	31,164	17,820,510
Nasdaq Inc	389,795	34,138,246
Northern Trust Corp	85,300	12,205,577
Open Lending Corp (f)	4,483,055	5,962,463
Oppenheimer Holdings Inc Class A	48,774	4,208,708
Perella Weinberg Partners Class A (e)	158,302	2,930,170
PJT Partners Inc Class A	65,436	9,663,588
Raymond James Financial Inc	97,600	14,940,608
Ridgepost Capital Inc Class A (e)	557,098	4,495,781
Robinhood Markets Inc Class A (f)	200,750	15,226,888
S&P Global Inc	168,150	74,302,122
SEI Investments Co	477,427	38,824,364
State Street Corp	560,139	72,045,078
StepStone Group Inc Class A	9,937	428,682
Stifel Financial Corp	168,477	12,475,722
StoneX Group Inc (f)	8,814	1,123,785
T Rowe Price Group Inc	59,200	5,602,096
TPG Inc Class A	245,816	10,673,331
Tradeweb Markets Inc Class A	326,521	40,245,346
Virtu Financial Inc Class A	897,762	37,176,324
WisdomTree Inc	3,528	60,363
		2,235,486,762
Consumer Finance - 0.3%
Ally Financial Inc	199,248	7,858,341
American Express Co	304,243	93,980,663
Atlanticus Holdings Corp (f)	1,056	55,239
Bread Financial Holdings Inc	1,288	91,268
Capital One Financial Corp	448,678	87,779,364
Dave Inc Class A (f)	96,380	18,627,363
Encore Capital Group Inc (f)	115,092	7,859,633
Enova International Inc (f)	109,057	15,164,376
EZCORP Inc Class A (f)	78,864	2,092,262
Figure Technology Solutions Inc Class A (e)	394,400	9,970,432
Green Dot Corp Class A (f)	500	5,779
LendingClub Corp (f)	10,200	152,082
Lendingtree Inc (f)	7,438	277,958
Navient Corp	22,610	198,742
Nelnet Inc Class A	600	77,676
OneMain Holdings Inc	194,653	10,709,808
Oportun Financial Corp (f)	1,200	6,215
PRA Group Inc (f)	99,417	1,565,818
PROG Holdings Inc	89,246	3,142,352
SLM Corp	273,600	5,127,264
SoFi Technologies Inc Class A (f)	1,340,811	23,812,803
Synchrony Financial	327,900	22,661,169
Upstart Holdings Inc (e)(f)	30,725	836,642
		312,053,249
Financial Services - 2.9%
Affirm Holdings Inc Class A (f)	805,091	37,823,175
Apollo Global Management Inc	1,028,804	107,612,898
Berkshire Hathaway Inc Class A (f)	7	5,299,000
Berkshire Hathaway Inc Class B (f)	1,258,120	635,287,694
Block Inc Class A (f)	964,012	61,407,564
Cannae Holdings Inc (e)	212,504	2,592,549
Cantaloupe Inc (f)	125,736	1,312,684
Corebridge Financial Inc (e)	1,199,031	30,982,961
Corpay Inc (f)	345,402	112,290,190
Enact Holdings Inc	6,800	284,512
Equitable Holdings Inc	1,061,791	42,705,234
Essent Group Ltd	25,075	1,525,563
Federal Agricultural Mortgage Corp Class C	2,411	380,118
Fidelity National Information Services Inc	2,051,490	104,543,930
Fiserv Inc (f)	399,940	24,912,263
Global Payments Inc	298,181	22,798,919
HA Sustainable Infrastructure Capital Inc	347,463	12,689,349
International Money Express Inc (f)	63,855	1,007,632
Jack Henry & Associates Inc	2,324	377,557
Jackson Financial Inc	12,562	1,375,288
Mastercard Inc Class A	1,476,390	763,603,672
MGIC Investment Corp	559,900	14,854,147
NCR Atleos Corp (f)	283,405	12,549,173
NMI Holdings Inc (f)	128,576	5,054,323
Onity Group Inc (f)	5,224	218,938
Paymentus Holdings Inc Class A (f)	3,300	80,751
Payoneer Global Inc (f)	245,700	1,061,424
PayPal Holdings Inc	523,028	24,169,124
PennyMac Financial Services Inc	100	9,193
Radian Group Inc	438,214	15,127,147
Remitly Global Inc (f)	882,839	14,743,411
Repay Holdings Corp Class A (f)	1,945,835	5,409,421
Rocket Cos Inc Class A	66,045	1,201,359
Sezzle Inc (e)(f)	119,069	8,686,084
Shift4 Payments Inc Class A (e)(f)	219,574	9,676,626
Sycamore Partners LLC rights (f)(g)	304,719	164,548
Toast Inc Class A (f)	148,348	4,051,384
Velocity Financial Inc (f)	39,750	738,953
Visa Inc Class A	1,693,820	542,259,535
Voya Financial Inc	455,892	30,490,057
Walker & Dunlop Inc	100,287	4,614,205
Waterstone Financial Inc	20,699	368,649
Western Union Co/The (e)	1,441,909	13,885,584
WEX Inc (f)	57,396	8,562,909
		2,688,789,697
Insurance - 1.9%
AFLAC Inc	243,574	27,506,812
Allstate Corp/The	533,502	114,446,849
American Financial Group Inc/OH	286,455	38,092,786
American Integrity Insurance Group Inc (e)	14,835	302,041
American International Group Inc	948,629	76,355,148
Amerisafe Inc	89,249	2,903,270
Aon PLC	325,667	109,251,508
Arch Capital Group Ltd (f)	191,136	19,142,270
Arthur J Gallagher & Co (e)	677,973	154,713,439
Assurant Inc	36,747	8,436,744
Assured Guaranty Ltd	235,620	20,312,800
Ategrity Specialty Holdings LLC	6,014	133,030
Axis Capital Holdings Ltd	410,981	43,448,911
Baldwin Insurance Group Inc/The Class A (e)(f)	402,326	9,346,033
Brighthouse Financial Inc (f)	2,000	119,960
Brown & Brown Inc	97,200	6,980,904
Chubb Ltd	710,882	242,311,239
Cincinnati Financial Corp	153,496	25,170,274
CNA Financial Corp (e)	162,550	7,805,651
Donegal Group Inc Class A	16,150	284,563
eHealth Inc (f)	1,131	1,470
Employers Holdings Inc	3,877	160,314
Erie Indemnity Co Class A (e)	54,650	14,724,896
Everest Group Ltd	85,280	28,610,587
Exzeo Group Inc	292,394	4,900,523
F&G Annuities & Life Inc	34,880	790,032
Fidelity National Financial Inc	87,146	4,608,280
First American Financial Corp	230,560	16,164,562
Genworth Financial Inc Class A (f)	1,835,930	15,495,249
Globe Life Inc	244,629	35,534,809
Goosehead Insurance Inc Class A (f)	54,537	2,955,905
Hanover Insurance Group Inc/The	108,161	19,537,121
Hartford Insurance Group Inc/The	449,994	63,372,655
Heritage Insurance Holdings Inc (f)	47,949	1,336,339
Hippo Holdings Inc (f)	44,689	1,285,256
Horace Mann Educators Corp	591	25,714
Kemper Corp	85,659	2,768,499
Kinsale Capital Group Inc (e)	75,527	29,430,606
Lemonade Inc (e)(f)	15,382	795,865
Lincoln National Corp	337,394	11,572,614
Loews Corp	67,600	7,437,352
Markel Group Inc (f)	2,859	5,925,192
Marsh & McLennan Cos Inc	772,328	144,224,531
Mercury General Corp	9,263	839,043
MetLife Inc	1,163,376	83,844,508
Octave Specialty Group Inc (f)	49,667	265,718
Old Republic International Corp	277,700	11,904,999
Oscar Health Inc Class A (f)	277,494	3,785,018
Palomar Hldgs Inc (f)	21,572	2,668,672
Primerica Inc	89,187	22,623,174
Principal Financial Group Inc	167,569	15,989,434
ProAssurance Corp (f)	323	7,930
Progressive Corp/The	459,675	98,214,161
Prudential Financial Inc	278,123	27,361,741
Reinsurance Group of America Inc	108,666	23,442,516
RLI Corp (e)	293,618	18,298,274
Root Inc/OH Class A (e)(f)	3,173	164,615
Safety Insurance Group Inc	1,100	85,393
Selective Insurance Group Inc	2	168
Skyward Specialty Insurance Group Inc (f)	13,654	634,501
Slide Insurance Holdings Inc (f)	86,305	1,639,795
Stewart Information Services Corp	65,720	4,665,463
Tiptree Inc Class A	22,294	379,667
Travelers Companies Inc/The	152,081	46,938,280
United Fire Group Inc	3,727	144,831
Universal Insurance Holdings Inc	84,842	2,983,893
Unum Group	427,266	30,647,790
W R Berkley Corp	120,803	8,661,575
White Mountains Insurance Group Ltd (e)	13,654	30,318,844
Willis Towers Watson PLC	82,300	25,115,491
		1,780,348,097
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Annaly Capital Management Inc	550,700	12,798,268
Ellington Financial Inc	500	6,210
Granite Point Mortgage Trust Inc	8,100	14,094
Ladder Capital Corp Class A	6,412	66,492
Pennymac Mortgage Investment Trust	1,300	15,938
Ready Capital Corp	9,500	17,575
Rithm Capital Corp	61,900	622,095
Starwood Property Trust Inc	9,200	163,852
Two Harbors Investment Corp	1,100	11,363
		13,715,887
TOTAL FINANCIALS		10,140,859,376
Health Care - 8.5%
Biotechnology - 2.1%
AbbVie Inc	2,477,838	575,056,643
ACADIA Pharmaceuticals Inc (f)	83,813	2,058,447
ADMA Biologics Inc (f)	25,700	400,149
Agios Pharmaceuticals Inc (e)(f)	460,278	13,914,204
Alector Inc (f)	45,900	111,537
Aligos Therapeutics Inc Class A (f)	760	5,343
Alkermes PLC (f)	71,545	2,153,505
Alnylam Pharmaceuticals Inc (f)	38,963	12,971,562
Altimmune Inc (e)(f)	36,028	155,281
Amgen Inc	404,568	157,037,115
Amicus Therapeutics Inc (f)	58,082	834,638
AnaptysBio Inc (f)	8,100	445,905
Anika Therapeutics Inc (f)	4,463	64,089
Apellis Pharmaceuticals Inc (f)	67,223	1,408,994
Apogee Therapeutics Inc (f)	11,530	807,100
Arcturus Therapeutics Holdings Inc (e)(f)	43,893	361,239
Arcus Biosciences Inc (f)	12,612	256,906
Arcutis Biotherapeutics Inc (f)	56,600	1,526,502
Ardelyx Inc (f)	198,343	1,299,147
Arrowhead Pharmaceuticals Inc (f)	27,058	1,711,960
Atrium Therapeutics Inc	1,327	19,573
Avidity Biosciences Inc (f)	13,279	956,088
Beam Therapeutics Inc (f)	6,228	177,249
BioCryst Pharmaceuticals Inc (f)	236,392	2,068,430
Biogen Inc (f)	53,400	10,243,188
BioMarin Pharmaceutical Inc (f)	182,060	11,238,564
Black Diamond Therapeutics Inc (f)	400	988
Blueprint Medicines Corp rights (f)(g)	24,629	0
Bridgebio Pharma Inc (f)	237,542	15,791,792
Candel Therapeutics Inc (e)(f)	1,678,654	8,812,934
CareDx Inc (f)	157,634	2,957,214
Caris Life Sciences Inc (e)(f)	189,239	3,811,273
Catalyst Pharmaceuticals Inc (f)	82,114	1,895,191
Celldex Therapeutics Inc (f)	24,529	738,078
Centessa Pharmaceuticals PLC ADR (f)	69,000	1,853,340
CG oncology Inc (f)	18,000	1,058,400
Cogent Biosciences Inc (f)	132,083	5,131,425
Corvus Pharmaceuticals Inc (f)	29,306	535,128
Cytokinetics Inc (e)(f)	291,100	18,112,242
Day One Biopharmaceuticals Inc (f)	135,276	1,433,926
Denali Therapeutics Inc (f)	48,712	1,031,720
Design Therapeutics Inc (f)	100	1,044
Disc Medicine Inc (f)	34,708	2,312,247
Dyne Therapeutics Inc (f)	7,527	117,572
Editas Medicine Inc (f)	80,316	176,695
Emergent BioSolutions Inc (f)	9,655	78,688
Exact Sciences Corp (f)	28,392	2,935,165
Exelixis Inc (f)	1,210,918	53,353,047
Gilead Sciences Inc	1,250,564	186,271,508
GRAIL Inc (e)(f)	4,495	239,269
Halozyme Therapeutics Inc (f)	308,166	21,426,782
Heron Therapeutics Inc (e)(f)	24,863	29,587
Ideaya Biosciences Inc (f)	54,002	1,738,864
Incyte Corp (f)	565,158	57,233,551
Insmed Inc (f)	196,756	29,381,573
Intellia Therapeutics Inc (e)(f)	50,538	696,414
Ionis Pharmaceuticals Inc (f)	269,755	21,890,618
Iovance Biotherapeutics Inc (e)(f)	139,705	539,261
Ironwood Pharmaceuticals Inc Class A (f)	156,444	535,038
Janux Therapeutics Inc (f)	28,994	394,608
Kiniksa Pharmaceuticals International Plc Class A (f)	42,892	1,908,265
Kura Oncology Inc (f)	18,329	160,012
Kymera Therapeutics Inc (e)(f)	22,771	2,080,131
Legend Biotech Corp ADR (f)	128,000	2,432,000
MacroGenics Inc (f)	48,000	95,520
Madrigal Pharmaceuticals Inc (f)	4,388	1,895,616
MannKind Corp (f)	286,582	939,989
MiMedx Group Inc (f)	214,601	1,049,399
Mineralys Therapeutics Inc (f)	40,000	1,170,400
Mirum Pharmaceuticals Inc (e)(f)	41,493	3,829,389
Moderna Inc (f)	138,362	7,412,052
Myriad Genetics Inc (f)	129,061	594,971
Natera Inc (f)	232,346	48,337,262
Neurocrine Biosciences Inc (f)	128,263	16,962,782
Novavax Inc (e)(f)	85,900	871,026
Nuvalent Inc Class A (f)	22,800	2,324,460
Olema Pharmaceuticals Inc (f)	54,000	1,306,800
Organogenesis Holdings Inc Class A (f)	28,300	90,843
Praxis Precision Medicines Inc (f)	12,060	4,061,205
Protagonist Therapeutics Inc (f)	12,258	1,128,717
PTC Therapeutics Inc (f)	145,871	9,946,943
Puma Biotechnology Inc (f)	13,811	78,723
Recursion Pharmaceuticals Inc Class A (e)(f)	212,474	779,780
Regeneron Pharmaceuticals Inc	235,050	183,731,534
REGENXBIO Inc (e)(f)	117,086	1,058,457
Revolution Medicines Inc (f)	60,870	6,209,957
Rigel Pharmaceuticals Inc (f)	20,109	698,587
Roivant Sciences Ltd (f)	24,245	701,650
Sana Biotechnology Inc (f)	1,300	5,473
Sarepta Therapeutics Inc (e)(f)	71,934	1,205,614
Savara Inc (f)	23,000	138,460
Scholar Rock Holding Corp (e)(f)	24,583	1,088,289
Soleno Therapeutics Inc (f)	32,306	1,262,195
Spyre Therapeutics Inc (f)	22,221	955,725
Summit Therapeutics Inc (e)(f)	7,725	128,158
Syndax Pharmaceuticals Inc (e)(f)	117,848	2,558,480
Taysha Gene Therapies Inc (f)	64,700	293,091
TG Therapeutics Inc (e)(f)	112,901	3,397,191
Travere Therapeutics Inc (f)	45,563	1,357,322
TScan Therapeutics Inc (f)	1,500	1,590
Twist Bioscience Corp (e)(f)	121,191	5,686,282
Ultragenyx Pharmaceutical Inc (f)	599,685	14,026,632
United Therapeutics Corp (f)	192,835	97,169,557
Upstream Bio Inc (f)	2,382	18,294
Vanda Pharmaceuticals Inc (f)	181,262	1,615,044
Vaxcyte Inc (f)	60,414	3,729,960
Veracyte Inc (f)	412,206	15,082,618
Vericel Corp (f)	159,864	5,703,948
Vertex Pharmaceuticals Inc (f)	437,284	217,255,810
Viking Therapeutics Inc (f)	80,476	2,723,308
Vir Biotechnology Inc (f)	29,013	263,728
Viridian Therapeutics Inc (f)	81,900	2,406,222
Voyager Therapeutics Inc (f)	12,873	52,779
XenoTherapeutics Inc rights (f)(g)	7,699	0
Zenas Biopharma Inc (e)(f)	60,000	1,581,000
Zentalis Pharmaceuticals Inc (f)	3,111	7,435
Zymeworks Inc (f)	33,664	784,035
		1,922,153,250
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	1,563,086	181,865,056
ABIOMED Inc (f)(g)	14,700	33,957
Align Technology Inc (f)	102,776	19,537,718
Alphatec Holdings Inc (f)	3,300	44,946
AngioDynamics Inc (e)(f)	35,214	402,848
Avanos Medical Inc (e)(f)	12,300	173,430
Axogen Inc (f)	201,965	6,408,349
Baxter International Inc	224,500	4,573,065
Becton Dickinson & Co	154,754	27,310,986
Boston Scientific Corp (f)	3,076,272	236,411,503
Cerus Corp (f)	7,700	19,712
CONMED Corp	1,176	54,096
Cooper Cos Inc/The (f)	283,505	23,720,863
CVRx Inc (f)	400	3,263
DENTSPLY SIRONA Inc	193,488	2,840,404
Dexcom Inc (f)	116,389	8,546,444
Edwards Lifesciences Corp (f)	694,025	60,012,342
Electromed Inc (f)	15,235	361,070
Embecta Corp	426,532	4,376,218
Enovis Corp (e)(f)	168,647	4,295,439
Envista Holdings Corp (f)	539,051	15,745,680
GE HealthCare Technologies Inc	186,350	15,703,715
Glaukos Corp (f)	16,028	1,929,771
Globus Medical Inc Class A (f)	373,891	35,691,635
Haemonetics Corp (f)	141,262	8,944,710
Hologic Inc (f)	5,295	399,031
ICU Medical Inc (e)(f)	78,605	11,836,341
IDEXX Laboratories Inc (f)	30,017	19,713,064
Inmode Ltd (f)	42,822	588,803
Inogen Inc (f)	2,200	13,420
Inspire Medical Systems Inc (f)	58,168	3,752,418
Insulet Corp (f)	34,313	8,461,929
Integer Holdings Corp (f)	191,789	16,624,271
Integra LifeSciences Holdings Corp (f)	3,200	36,416
Intuitive Surgical Inc (f)	340,572	171,481,408
iRadimed Corp	18,763	1,942,533
iRhythm Technologies Inc (f)	13,097	1,751,724
Kestra Medical Technologies Ltd (e)(f)	42,000	977,760
Lantheus Holdings Inc (f)	283,789	21,258,634
LeMaitre Vascular Inc	44,813	4,847,870
LivaNova PLC (f)	44,168	3,118,261
Masimo Corp (f)	582	102,054
Medline Inc Class A (e)	126,803	6,024,411
Medtronic PLC	2,130,996	208,113,069
Merit Medical Systems Inc (f)	61,643	4,757,607
NeuroPace Inc (f)	33,049	481,854
Novocure Ltd (f)	163,692	2,237,670
Omnicell Inc (f)	23,161	951,917
OraSure Technologies Inc (f)	7,885	24,838
Penumbra Inc (f)	3,980	1,370,672
PROCEPT BioRobotics Corp (e)(f)	169,070	3,836,198
Pulmonx Corp (f)	10,200	16,116
Pulse Biosciences Inc (e)(f)	404,490	7,576,098
ResMed Inc	177,139	45,393,640
RxSight Inc (e)(f)	26,000	194,480
Sanara Medtech Inc (f)	2,605	53,246
Solventum Corp (f)	324,311	24,063,876
STERIS PLC	68,271	17,228,187
Stryker Corp	755,227	292,620,253
Tactile Systems Technology Inc (f)	4,400	128,876
Tandem Diabetes Care Inc (f)	131,687	3,331,681
Teleflex Inc	218,452	26,664,251
TransMedics Group Inc (e)(f)	58,199	8,453,987
Utah Medical Products Inc	6,355	423,307
Varex Imaging Corp (f)	5,800	76,386
Zimmer Biomet Holdings Inc	87,600	8,623,344
		1,588,559,121
Health Care Providers & Services - 1.4%
Acadia Healthcare Co Inc (e)(f)	274,233	6,428,022
Accendra Health Inc (e)(f)	124,900	302,258
Addus HomeCare Corp (f)	18,939	1,960,755
agilon health Inc (f)	1,055,800	622,183
Alignment Healthcare Inc (f)	95,369	1,832,992
BrightSpring Health Services Inc (f)	108,134	4,479,992
Brookdale Senior Living Inc (f)	9,971	152,556
Cardinal Health Inc	284,768	65,277,369
Castle Biosciences Inc (f)	664,357	19,645,036
Cencora Inc	210,789	78,443,018
Centene Corp (f)	711,610	31,937,057
Chemed Corp	48,788	20,003,568
Cigna Group/The	93,744	27,168,886
Clover Health Investments Corp Class A (e)(f)	49,256	102,944
CorVel Corp (f)	76,409	3,941,176
Cross Country Healthcare Inc (f)	5,788	50,355
CVS Health Corp	2,218,741	177,277,406
DaVita Inc (f)	138,470	21,642,861
Elevance Health Inc	93,766	30,005,120
Encompass Health Corp	225,343	24,310,003
Ensign Group Inc/The	18,665	3,997,483
Fulgent Genetics Inc (f)	86,717	1,329,372
GeneDx Holdings Corp Class A (f)	99,855	7,959,442
Guardant Health Inc (f)	284,457	26,710,512
HCA Healthcare Inc	298,818	158,283,895
HealthEquity Inc (f)	190,662	14,583,736
Henry Schein Inc (f)	68,768	5,665,796
Hims & Hers Health Inc Class A (e)(f)	69,936	1,015,471
Hinge Health Inc Class A (f)	23,088	987,243
Humana Inc	10,000	1,905,400
Labcorp Holdings Inc (e)	57,953	16,755,371
LifeStance Health Group Inc (e)(f)	389,904	2,822,905
McKesson Corp (e)	104,568	103,247,306
Molina Healthcare Inc (f)	3,500	539,175
National Research Corp Class A	36,094	484,021
NeoGenomics Inc (e)(f)	105,900	1,040,997
Option Care Health Inc (f)	4,950	160,677
PACS Group Inc (f)	15,237	556,303
Pediatrix Medical Group Inc (e)(f)	5,600	111,160
Privia Health Group Inc (f)	180,763	4,293,121
Progyny Inc (f)	43,562	770,612
Quest Diagnostics Inc	96,891	20,532,172
RadNet Inc (f)	29,574	2,064,561
Select Medical Holdings Corp	537,143	8,041,031
Tenet Healthcare Corp (f)	260,351	62,325,426
UnitedHealth Group Inc	1,085,247	318,270,388
Universal Health Services Inc Class B	235,692	48,576,121
Viemed Healthcare Inc (f)	19,686	171,268
		1,328,784,522
Health Care Technology - 0.0%
Definitive Healthcare Corp Class A (f)	35,792	45,813
Doximity Inc Class A (f)	517,818	12,702,076
Evolent Health Inc Class A (f)	70,000	227,500
HealthStream Inc (e)	51,020	1,083,155
Phreesia Inc (f)	68,766	847,885
Schrodinger Inc/United States (e)(f)	72,454	873,795
Veeva Systems Inc Class A (f)	46,533	8,469,471
Waystar Holding Corp (e)(f)	352,396	9,038,957
		33,288,652
Life Sciences Tools & Services - 0.8%
10X Genomics Inc Class A (f)	131,784	3,037,621
Adaptive Biotechnologies Corp (f)	3,739	59,899
Agilent Technologies Inc	69,364	8,419,402
Avantor Inc (f)	418,335	3,785,932
Azenta Inc (e)(f)	305,279	8,236,427
Bio-Rad Laboratories Inc Class A (e)(f)	35,269	9,820,300
Bio-Techne Corp	738,432	43,567,488
Charles River Laboratories International Inc (f)	152,853	27,282,732
Codexis Inc (f)	22,500	22,725
Cytek Biosciences Inc (f)	700	3,136
Danaher Corp	959,236	202,053,472
Fortrea Holdings Inc (f)	14,317	153,478
ICON PLC (f)	129,565	14,011,159
Illumina Inc (f)	56,732	7,628,185
IQVIA Holdings Inc (f)	111,750	19,982,018
MaxCyte Inc (f)	13,385	10,859
Medpace Holdings Inc (f)	80,870	36,533,831
Mettler-Toledo International Inc (f)	846	1,156,220
OmniAb Inc (f)	6,224	10,705
Personalis Inc (e)(f)	486,020	4,403,341
QIAGEN NV (e)	34,962	1,741,108
Quanterix Corp (e)(f)	1,607,188	10,527,081
Repligen Corp (f)	19,685	2,534,050
Revvity Inc	95,526	9,391,161
Tempus AI Inc Class A (e)(f)	30,428	1,620,291
Thermo Fisher Scientific Inc	346,604	180,618,810
Waters Corp (f)	247,383	79,009,183
West Pharmaceutical Services Inc	82,156	20,895,557
		696,516,171
Pharmaceuticals - 2.5%
Amneal Intermediate Inc Class A (f)	125,704	1,735,972
Amphastar Pharmaceuticals Inc (f)	1,200	24,276
Amylyx Pharmaceuticals Inc (e)(f)	84,041	1,274,902
ANI Pharmaceuticals Inc (f)	10,600	783,340
Arvinas Inc (f)	57,599	764,339
Atea Pharmaceuticals Inc (e)(f)	112,437	526,205
Axsome Therapeutics Inc (f)	25,014	4,099,544
Bristol-Myers Squibb Co	3,726,479	232,420,495
Collegium Pharmaceutical Inc (f)	22,692	945,576
Corcept Therapeutics Inc (f)	251,401	8,975,016
Crinetics Pharmaceuticals Inc (f)	329,562	13,544,998
Edgewise Therapeutics Inc (f)	7,082	215,576
Eli Lilly & Co	729,846	767,790,695
Evolus Inc (f)	11,400	49,020
Fulcrum Therapeutics Inc (f)	26,800	224,584
GSK PLC ADR	140,887	8,330,648
Haleon PLC ADR (e)	1,165,745	12,904,797
Harmony Biosciences Holdings Inc (f)	109,708	3,131,066
Indivior Pharmaceuticals Inc	4,109	134,446
Innoviva Inc (f)	2,290	52,578
Jazz Pharmaceuticals PLC (f)	160,759	30,547,425
Johnson & Johnson	2,129,893	529,129,319
Liquidia Corp (e)(f)	35,700	1,107,414
Merck & Co Inc	3,147,543	389,728,774
Nektar Therapeutics (f)	6,613	456,165
Novartis AG ADR	109,514	18,466,251
Nuvation Bio Inc Class A (f)	42,169	249,219
Ocular Therapeutix Inc (f)	62,449	558,294
Organon & Co	192,632	1,404,287
Pacira BioSciences Inc (f)	27,855	610,303
Paratek Pharmaceuticals Inc rights (e)(f)(g)	2,400	0
Pfizer Inc	3,060,288	84,616,963
Phathom Pharmaceuticals Inc (e)(f)	968,545	12,164,925
Phibro Animal Health Corp Class A	4,917	268,419
Prestige Consumer Healthcare Inc (e)(f)	105,876	7,337,207
Roche Holding AG ADR (e)	250,283	14,904,353
Roche Holding AG non-voting shares	8,000	3,807,211
Royalty Pharma PLC Class A	176,207	8,142,525
SIGA Technologies Inc	19,896	128,727
Structure Therapeutics Inc ADR (f)	54,660	3,442,487
Supernus Pharmaceuticals Inc (f)	14,007	766,603
Supernus Pharmaceuticals Inc rights (f)(g)	66,500	0
Tarsus Pharmaceuticals Inc (f)	37,772	2,852,541
Theravance Biopharma Inc (f)	8,124	148,263
Third Harmonic Bio Inc (e)(f)(g)	7,000	0
Trevi Therapeutics Inc (f)	117,442	1,399,909
VeraDermics Inc (e)	81,600	3,741,360
Viatris Inc	3,281,121	48,987,137
WaVe Life Sciences Ltd (f)	80,598	1,122,730
Xeris Biopharma Holdings Inc (e)(f)	54,600	334,152
Zevra Therapeutics Inc (f)	54,662	488,132
Zoetis Inc Class A	154,084	20,200,412
		2,245,039,580
TOTAL HEALTH CARE		7,814,341,296
Industrials - 8.7%
Aerospace & Defense - 2.0%
AeroVironment Inc (e)(f)	82,688	20,858,048
AerSale Corp (f)	100	780
Archer Aviation Inc Class A (e)(f)	112,967	804,325
ATI Inc (f)	121,007	19,795,535
Axon Enterprise Inc (f)	33,006	17,902,454
Boeing Co (f)	988,174	224,839,231
BWX Technologies Inc	66,005	13,595,710
Carpenter Technology Corp	37,473	14,916,877
Curtiss-Wright Corp	68,865	48,228,225
Ducommun Inc (f)	29,756	3,677,544
GE Aerospace	848,521	290,414,798
General Dynamics Corp	213,351	76,176,975
HEICO Corp	6,114	1,953,178
HEICO Corp Class A	55,458	13,316,021
Hexcel Corp (e)	153,690	14,245,526
Howmet Aerospace Inc	656,174	172,265,360
Huntington Ingalls Industries Inc	92,472	41,105,653
Intuitive Machines Inc Class A (e)(f)	14,749	243,064
Kratos Defense & Security Solutions Inc (f)	115,683	9,969,561
L3Harris Technologies Inc	95,062	34,653,901
Leonardo DRS Inc	30,759	1,334,633
Loar Holdings Inc (e)(f)	114,715	8,120,675
Lockheed Martin Corp	172,380	113,439,830
Mercury Systems Inc (f)	64,056	5,702,906
Moog Inc Class A	96,831	32,673,684
Northrop Grumman Corp	206,416	149,523,622
Park Aerospace Corp	265,303	7,009,305
Rocket Lab Corp	79,605	5,500,706
RTX Corp	1,395,301	282,715,890
StandardAero Inc (f)	200,166	6,165,113
Textron Inc	365,759	36,082,125
TransDigm Group Inc	125,673	163,725,528
V2X Inc (f)	29,044	2,025,819
Woodward Inc	144,850	56,022,186
York Space Systems Inc (e)	186,664	4,778,598
		1,893,783,386
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	128,945	23,887,061
Expeditors International of Washington Inc	121,715	17,652,326
FedEx Corp	222,221	85,999,527
Forward Air Corp Class A (f)	14,641	370,271
GXO Logistics Inc (f)	488,299	30,679,826
Hub Group Inc Class A	231,652	9,977,252
United Parcel Service Inc Class B	662,898	76,869,652
		245,435,915
Building Products - 0.7%
A O Smith Corp	309,520	24,142,560
AAON Inc (e)	213,185	21,574,322
Advanced Drainage Systems Inc	12,050	2,064,647
Allegion plc	323,298	52,099,473
Armstrong World Industries Inc	141,739	24,591,717
Builders FirstSource Inc (f)	28,717	2,994,896
Carlisle Cos Inc (e)	17,165	6,776,227
Carrier Global Corp	686,426	44,205,834
CSW Industrials Inc (e)	35,970	10,587,050
Fortune Brands Innovations Inc	14,972	813,578
Gibraltar Industries Inc (f)	213,301	9,700,929
Griffon Corp	18,300	1,559,892
Hayward Holdings Inc (f)	5,859	93,744
Janus International Group Inc (e)(f)	532,253	3,704,481
JELD-WEN Holding Inc (f)	77,300	151,508
Johnson Controls International plc	523,359	75,520,704
Masco Corp	91,600	6,560,392
Modine Manufacturing Co (f)	228,941	52,026,842
Owens Corning	272,360	33,246,985
Resideo Technologies Inc (f)	40,102	1,551,947
Tecnoglass Inc	109,776	5,001,395
Tecogen Inc (e)(f)	317,943	1,103,262
Trane Technologies PLC	601,555	278,110,909
Trex Co Inc (f)	210,393	8,714,478
UFP Industries Inc	105,029	10,808,534
Zurn Elkay Water Solutions Corp	43,939	2,240,010
		679,946,316
Commercial Services & Supplies - 0.4%
ACCO Brands Corp	3,200	13,023
ACV Auctions Inc Class A (e)(f)	46,236	224,707
Brady Corp Class A (e)	5,593	516,458
Brink's Co/The	79,515	9,284,967
Casella Waste Systems Inc Class A (e)(f)	44,161	4,114,039
Cintas Corp	197,283	39,679,530
Clean Harbors Inc (f)	82,470	24,180,204
Copart Inc (f)	36,839	1,403,198
CoreCivic Inc (e)(f)	1,169,225	20,671,898
Deluxe Corp (e)	238,700	6,623,925
Ennis Inc (e)	55,505	1,171,711
Enviri Corp (e)(f)	14,233	269,431
GEO Group Inc/The (f)	39,098	588,034
Healthcare Services Group Inc (f)	28,912	629,414
Interface Inc (e)	327,091	10,300,096
MillerKnoll Inc	7,496	150,969
Montrose Environmental Group Inc (f)	3,792	110,801
OPENLANE Inc (f)	9,283	264,658
Pitney Bowes Inc (e)	124,500	1,335,885
Republic Services Inc	78,652	18,011,308
Rollins Inc	604,705	36,820,487
Tetra Tech Inc	106,928	3,832,300
UniFirst Corp/MA	89,741	21,072,982
Veralto Corp	104,025	10,135,156
Virco Mfg. Corp	1,279	8,121
Waste Connections Inc (United States)	538,322	92,661,366
Waste Management Inc	114,233	27,511,876
		331,586,544
Construction & Engineering - 0.5%
AECOM (e)	101,228	9,918,319
Ameresco Inc Class A (f)	4,498	137,009
API Group Corp (f)	1,190,768	52,941,545
Argan Inc	30,610	13,812,763
Bowman Consulting Group Ltd (f)	411	13,784
Centuri Holdings Inc (e)(f)	47,057	1,458,767
Comfort Systems USA Inc	115,734	165,426,708
Construction Partners Inc Class A (f)	9,545	1,282,562
Dycom Industries Inc (f)	33,482	14,063,110
EMCOR Group Inc	114,763	83,159,565
Everus Construction Group Inc (f)	136,820	16,537,433
Fluor Corp (f)	179,229	9,375,469
Granite Construction Inc	12,000	1,613,520
Great Lakes Dredge & Dock Corp (f)	369	6,254
IES Holdings Inc (f)	34,099	16,890,940
MasTec Inc (f)	37,830	11,274,097
NWPX Infrastructure Inc (f)	200	15,520
Primoris Services Corp	77,779	11,722,851
Quanta Services Inc	13,100	7,376,348
Sterling Infrastructure Inc (f)	46,828	20,048,472
Tutor Perini Corp	46,522	3,506,363
WillScot Holdings Corp (e)	876,292	18,936,670
		459,518,069
Electrical Equipment - 0.9%
Acuity Inc	35,541	10,718,810
Allient Inc	200,734	13,216,327
American Superconductor Corp (f)	38,200	1,244,556
AMETEK Inc	155,518	37,203,016
Atkore Inc	21,721	1,405,566
Bloom Energy Corp Class A (f)	132,392	20,609,463
Eaton Corp PLC	620,536	233,271,893
Emerson Electric Co	888,140	133,887,105
EnerSys	48,150	8,000,123
Eos Energy Enterprises Inc (e)(f)	44,707	254,606
Fluence Energy Inc Class A (e)(f)	94,598	1,470,053
Forgent Power Solutions Inc Class A	152,895	5,258,059
GE Vernova Inc	146,636	128,101,210
Generac Holdings Inc (f)	26,898	6,062,002
Hubbell Inc	19,585	10,020,274
Net Power Inc Class A (f)	9,735	18,788
Nextpower Inc Class A (f)	83,440	8,769,544
NuScale Power Corp Class A (e)(f)	48,271	620,282
nVent Electric PLC	65,819	7,790,337
Plug Power Inc (e)(f)	87,091	155,892
Powell Industries Inc	51,816	27,130,858
Power Solutions International Inc (f)	14,520	1,212,420
Regal Rexnord Corp	227,304	50,229,638
Rockwell Automation Inc	73,019	29,751,592
Shoals Technologies Group Inc (f)	3,237	19,194
Sunrun Inc (f)	56,147	743,948
Thermon Group Holdings Inc (f)	6,352	322,555
Vertiv Holdings Co Class A	268,790	68,511,883
Vicor Corp (f)	11,433	2,302,606
		808,302,600
Ground Transportation - 0.5%
ArcBest Corp	116,291	11,938,434
Covenant Logistics Group Inc Class A	7,308	215,148
CSX Corp	2,379,767	101,592,254
JB Hunt Transport Services Inc	55,601	12,977,829
Knight-Swift Transportation Holdings Inc	574,311	36,135,648
Landstar System Inc	76,651	12,490,280
Lyft Inc Class A (f)	148,862	2,060,250
Marten Transport Ltd	1,500	20,385
Norfolk Southern Corp	11,103	3,494,558
Old Dominion Freight Line Inc	323,417	65,669,822
RXO Inc (f)	32,641	520,950
Ryder System Inc	10,274	2,276,307
Saia Inc (f)	101,607	41,190,462
U-Haul Holding Co Class N	16,627	784,129
Uber Technologies Inc (f)	636,636	48,015,087
Union Pacific Corp (e)	480,277	127,263,800
Werner Enterprises Inc	10,865	381,253
XPO Inc (f)	18,070	3,803,193
		470,829,789
Industrial Conglomerates - 0.5%
3M Co	1,907,143	315,288,881
Honeywell International Inc	605,685	147,538,809
		462,827,690
Machinery - 1.9%
3D Systems Corp (f)	52,100	100,553
AGCO Corp	258,484	35,283,066
Albany International Corp Class A	14,100	812,865
Allison Transmission Holdings Inc	365,095	45,746,404
Atmus Filtration Technologies Inc	273,215	17,630,564
Blue Bird Corp (e)(f)	33,388	1,945,519
Caterpillar Inc	360,691	267,932,096
Chart Industries Inc (f)	20,588	4,267,892
CNH Industrial NV Class A	2,124,101	26,126,442
Crane Co	4,954	993,426
Cummins Inc	81,116	47,361,199
Deere & Co	166,369	104,764,223
Donaldson Co Inc	368,240	34,157,942
Dover Corp	195,654	44,119,977
Energy Recovery Inc (f)	19,223	200,496
Enerpac Tool Group Corp Class A	10,500	428,400
Esab Corp (e)	307,498	38,797,023
ESCO Technologies Inc	5,271	1,461,596
Federal Signal Corp	136,258	15,864,519
Flowserve Corp	144,060	12,752,191
Fortive Corp (e)	779,347	46,137,342
Franklin Electric Co Inc	9,971	993,311
FreightCar America Inc (f)	5,524	76,397
Gates Industrial Corp PLC (f)	135,424	3,733,640
Graco Inc	362,935	34,086,855
Graham Corp (f)	36,572	2,970,378
Greenbrier Cos Inc/The (e)	75,527	4,261,233
Helios Technologies Inc	962	68,609
Hillman Solutions Corp (f)	13,300	109,060
Hyster-Yale Inc Class A	7,200	265,176
IDEX Corp	78,670	16,479,005
Illinois Tool Works Inc	214,704	62,399,424
Ingersoll Rand Inc	1,346,859	126,793,306
ITT Inc	154,949	31,363,227
JBT Marel Corp (e)	108,814	16,757,356
Kadant Inc	14,900	5,053,633
Kennametal Inc	144,003	5,800,441
Lincoln Electric Holdings Inc	195,315	56,065,171
Manitowoc Co Inc/The (e)(f)	40,412	596,077
Mayville Engineering Co Inc (e)(f)	539,806	11,335,926
Middleby Corp/The (f)	196,518	33,184,029
Miller Industries Inc/TN	200	8,405
Mueller Industries Inc	461,732	54,465,907
Mueller Water Products Inc Class A1	336,233	10,063,454
Nordson Corp	48,529	14,240,350
Omega Flex Inc	3,312	119,000
Oshkosh Corp	307,380	52,260,748
Otis Worldwide Corp	369,672	34,216,840
PACCAR Inc	844,459	106,477,835
Parker-Hannifin Corp	146,007	147,347,344
Pentair PLC	280,866	27,859,099
Proto Labs Inc (f)	708	43,952
RBC Bearings Inc (f)	42,208	24,308,431
Snap-on Inc	48,289	18,601,889
SPX Technologies Inc (f)	56,957	12,925,822
Stanley Black & Decker Inc	181,814	15,725,093
Symbotic Inc Class A (f)	5,200	284,856
Taylor Devices Inc (f)	13,165	1,155,097
Tennant CO	4,180	255,105
Terex Corp	281,671	19,376,148
Toro Co/The	54,581	5,395,878
Trinity Industries Inc (e)	96,315	3,292,047
Wabash National Corp	141,296	1,434,154
Watts Water Technologies Inc Class A (e)	58,977	19,388,099
Westinghouse Air Brake Technologies Corp	74,662	19,707,035
Worthington Enterprises Inc	71,234	3,989,816
Xylem Inc/NY	90,762	11,759,125
		1,763,977,518
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	45,447	1,093,000
Kirby Corp (f)	169,849	22,046,400
Matson Inc	21,436	3,561,163
		26,700,563
Passenger Airlines - 0.2%
Alaska Air Group Inc (f)	56,606	2,920,870
American Airlines Group Inc (f)	426,300	5,571,741
Delta Air Lines Inc	550,597	36,174,223
Joby Aviation Inc Class A (e)(f)	175,057	1,761,073
SkyWest Inc (f)	43,295	4,506,144
Southwest Airlines Co	437,936	21,572,727
United Airlines Holdings Inc (f)	797,954	84,822,510
		157,329,288
Professional Services - 0.4%
Alight Inc Class A	576,000	506,707
Automatic Data Processing Inc	84,577	18,129,926
Booz Allen Hamilton Holding Corp Class A	73,392	5,785,491
Broadridge Financial Solutions Inc	47,378	8,806,149
CACI International Inc (f)	42,781	26,103,683
Cbiz Inc (e)(f)	96,031	2,750,328
Concentrix Corp	3,400	111,520
CSG Systems International Inc (e)	202,963	16,216,744
Equifax Inc	105,154	21,972,980
ExlService Holdings Inc (f)	611,014	19,094,188
Exponent Inc	108,646	7,907,256
First Advantage Corp (e)(f)	676,869	7,790,762
Forrester Research Inc (e)(f)	708,145	4,234,707
Franklin Covey Co (e)(f)	22,390	291,518
Genpact Ltd	597,730	23,741,836
IBEX Holdings Ltd (f)	11,697	338,043
ICF International Inc	22,159	1,842,078
Insperity Inc	11,000	244,310
Jacobs Solutions Inc	36,453	5,025,411
KBR Inc	410,048	17,316,327
Kelly Services Inc Class A	50	485
Kforce Inc (e)	35,747	965,884
Leidos Holdings Inc	144,852	25,363,585
ManpowerGroup Inc	123,290	3,448,421
Maximus Inc	93,461	7,066,586
Paychex Inc	9,788	916,646
Paycom Software Inc (e)	174,975	22,017,104
Paylocity Holding Corp (f)	172,331	18,351,528
Planet Labs PBC Class A (e)(f)	74,400	1,796,016
Robert Half Inc (e)	595,526	14,542,745
Science Applications International Corp	161,533	14,903,035
TransUnion	123,426	9,695,112
TriNet Group Inc	17,100	651,168
TTEC Holdings Inc (e)(f)	1,000	2,500
UL Solutions Inc Class A	193,577	16,254,661
Upwork Inc (e)(f)	1,588,087	21,312,128
Verisk Analytics Inc	103,141	21,408,977
Verra Mobility Corp Class A (f)	647,817	10,825,022
Willdan Group Inc (f)	64,589	5,757,463
		383,489,030
Trading Companies & Distributors - 0.4%
Air Lease Corp Class A	38,872	2,520,460
Applied Industrial Technologies Inc	81,739	23,097,807
BlueLinx Holdings Inc (e)(f)	63,702	4,199,236
Boise Cascade Co	164,582	13,617,515
Core & Main Inc Class A (f)	258,884	14,021,157
DNOW Inc (f)	238,410	2,808,470
EquipmentShare.com Inc Class A (e)(f)	93,100	2,701,762
Fastenal Co	107,283	4,939,309
Ferguson Enterprises Inc	44,105	11,500,820
FTAI Aviation Ltd	76,501	23,394,006
GATX Corp (e)	68,116	12,544,924
Herc Holdings Inc	5,667	792,190
Hudson Technologies Inc (f)	17,978	127,824
Karat Packaging Inc	1,400	34,510
McGrath RentCorp	218,893	24,286,178
MSC Industrial Direct Co Inc Class A	98,214	9,216,402
QXO Inc (e)(f)	72,925	1,746,554
Rush Enterprises Inc Class A	43,892	3,115,015
SiteOne Landscape Supply Inc (f)	172,114	24,593,369
United Rentals Inc	129,590	108,855,600
Watsco Inc	5,020	2,094,997
Wesco International Inc	88,494	25,619,013
WW Grainger Inc	35,199	40,293,351
Xometry Inc Class A (e)(f)	9,358	383,818
		356,504,287
TOTAL INDUSTRIALS		8,040,230,995
Information Technology - 21.7%
Communications Equipment - 0.9%
ADTRAN Holdings Inc (f)	66,397	677,249
Applied Optoelectronics Inc (e)(f)	34,335	2,892,037
Arista Networks Inc (f)	998,868	133,348,878
Calix Inc (f)	241,127	12,483,145
Ciena Corp (f)	280,300	97,740,610
Cisco Systems Inc	4,271,343	339,400,916
Extreme Networks Inc (f)	199,569	2,789,975
F5 Inc (f)	113,553	30,813,742
Harmonic Inc (f)	271,202	2,882,877
Lumentum Holdings Inc (f)	136,587	95,735,194
Motorola Solutions Inc	146,301	70,555,120
Netgear Inc (f)	19,662	405,430
NetScout Systems Inc (f)	14,203	414,870
Ubiquiti Inc	166	127,320
Viasat Inc (f)	26,837	1,228,598
Viavi Solutions Inc (f)	239,557	7,117,238
Vistance Networks Inc (f)	185,422	3,257,865
		801,871,064
Electronic Equipment, Instruments & Components - 1.2%
Advanced Energy Industries Inc	105,203	35,302,971
Amphenol Corp Class A	2,078,549	303,592,868
Arlo Technologies Inc (f)	60,990	956,933
Arrow Electronics Inc (f)	99,200	15,094,272
Avnet Inc	371,122	24,434,672
Badger Meter Inc (e)	68,598	10,456,393
Bel Fuse Inc Class B	34,417	7,905,929
Belden Inc	1,456	208,645
CDW Corp/DE	8,400	1,030,176
Climb Global Solutions Inc (e)	8,781	831,385
Cognex Corp	737,374	40,113,146
Coherent Corp (f)	166,834	43,198,328
Corning Inc	831,195	124,995,104
Crane NXT Co	207,136	10,002,597
CTS Corp	1,000	52,660
Daktronics Inc (f)	1,080	27,842
ePlus Inc (e)	176,761	14,257,542
Flex Ltd (f)	562,660	35,458,833
Frequency Electronics Inc (e)(f)	75,095	3,770,520
Insight Enterprises Inc (f)	13,399	1,119,620
IPG Photonics Corp (e)(f)	82,291	10,827,027
Itron Inc (f)	1,788	167,983
Jabil Inc	335,395	88,876,321
Keysight Technologies Inc (f)	247,190	75,968,903
Knowles Corp (f)	2,535	68,876
LightPath Technologies Inc Class A (f)	923,711	9,634,306
Littelfuse Inc	883	311,222
M-Tron Industries Inc (f)	600	37,974
Methode Electronics Inc	53,260	450,580
Mirion Technologies Inc Class A (f)	10,970	237,062
Napco Security Technologies Inc	77,608	3,617,309
nLight Inc (f)	131,581	7,393,536
Novanta Inc (e)(f)	154,580	20,780,189
OSI Systems Inc (e)(f)	15,250	4,349,300
Ouster Inc Class A (f)	33,296	630,959
PC Connection Inc	30,734	1,873,237
Plexus Corp (f)	23,886	4,636,989
Ralliant Corp	4,221	193,702
Sanmina Corp (f)	219,753	34,118,851
TD SYNNEX Corp	280,092	43,921,227
Teledyne Technologies Inc (f)	79,110	53,881,821
TTM Technologies Inc (f)	332,533	34,663,240
Vishay Intertechnology Inc	23,600	441,792
Vishay Precision Group Inc (e)(f)	411,961	18,979,043
Vontier Corp	409,784	16,768,361
Zebra Technologies Corp Class A (f)	11,391	2,551,128
		1,108,191,374
IT Services - 0.3%
Accenture PLC Class A	25,469	5,315,890
Akamai Technologies Inc (f)	286,787	28,216,973
Amdocs Ltd	464,266	32,405,767
Applied Digital Corp (e)(f)	43,253	1,179,509
ASGN Inc (f)	99,187	4,255,122
Backblaze Inc Class A (f)	1,700	6,392
Cognizant Technology Solutions Corp Class A	1,252,782	80,716,745
Commerce.com Inc (f)	8,400	23,352
DigitalOcean Holdings Inc (f)	27,669	1,551,124
DXC Technology Co (f)	401,994	5,061,104
EPAM Systems Inc (f)	13,244	1,867,404
Gartner Inc (f)	385	60,522
Globant SA (e)(f)	169,935	8,455,966
GoDaddy Inc Class A (f)	118,106	10,294,119
Grid Dynamics Holdings Inc (f)	26,794	180,860
IBM Corporation	182,699	43,886,127
Kyndryl Holdings Inc (f)	84,407	1,040,738
MongoDB Inc Class A (f)	19,432	6,382,829
Snowflake Inc (f)	65,627	11,052,243
Twilio Inc Class A (f)	37,945	4,589,827
Unisys Corp (e)(f)	104,600	254,178
VeriSign Inc	3,947	899,679
		247,696,470
Semiconductors & Semiconductor Equipment - 9.3%
ACM Research Inc Class A (f)	341,183	18,997,069
Advanced Micro Devices Inc (f)	1,025,823	205,380,023
Ambarella Inc (f)	121,515	7,332,215
Amkor Technology Inc	51,001	2,438,868
Analog Devices Inc	747,915	266,100,678
Applied Materials Inc	478,745	178,236,764
Astera Labs Inc (f)	53,509	6,358,474
Axcelis Technologies Inc (f)	123,623	10,212,496
Broadcom Inc	4,732,613	1,512,306,484
CEVA Inc (e)(f)	6,900	143,934
Cirrus Logic Inc (f)	234,636	33,111,832
Credo Technology Group Holding Ltd (f)	161,700	18,154,059
Diodes Inc (f)	97,672	6,664,161
Enphase Energy Inc (f)	11,867	501,618
Entegris Inc	150,234	19,898,493
First Solar Inc (f)	56,300	11,102,360
FormFactor Inc (e)(f)	114,912	11,362,499
Impinj Inc (f)	9,010	1,105,167
Intel Corp (f)	2,457,395	112,081,786
KLA Corp	128,759	196,299,533
Lam Research Corp	1,044,589	244,318,921
Lattice Semiconductor Corp (f)	312,819	29,911,753
MACOM Technology Solutions Holdings Inc (f)	123,834	30,725,692
Marvell Technology Inc	256,132	20,923,423
MaxLinear Inc (f)	35,532	619,323
Micron Technology Inc	1,008,077	415,700,712
MKS Inc	20,834	5,093,080
Monolithic Power Systems Inc	70,642	80,725,439
Navitas Semiconductor Corp Class A (f)	20,732	186,588
NVE Corp	10,350	712,494
NVIDIA Corp	25,865,585	4,583,123,007
ON Semiconductor Corp (f)	390,903	25,987,231
Onto Innovation Inc (f)	200,963	43,385,902
Photronics Inc (f)	178,479	6,680,469
Power Integrations Inc (e)	135,491	6,492,729
Qnity Electronics Inc	80,701	10,229,659
Qorvo Inc (f)	26,379	2,186,819
QUALCOMM Inc	1,038,949	147,904,780
Rambus Inc (f)	32,857	3,274,529
Rigetti Computing Inc Class A (e)(f)	231,247	4,028,323
Semtech Corp (f)	145,711	13,146,046
Silicon Laboratories Inc (f)	13,608	2,783,244
SiTime Corp (f)	17,196	6,841,944
Skyworks Solutions Inc (e)	183,455	10,930,249
Synaptics Inc (e)(f)	58,468	4,762,803
Teradyne Inc	238,615	76,363,958
Texas Instruments Inc	857,433	181,870,114
Ultra Clean Holdings Inc (f)	3,200	194,176
Universal Display Corp (e)	195,918	20,902,491
Veeco Instruments Inc (f)	1,502	45,901
		8,597,840,312
Software - 5.4%
8x8 Inc (f)	45,043	96,392
A10 Networks Inc	2,712	52,233
ACI Worldwide Inc (f)	464,733	18,440,605
Adeia Inc	371,770	7,691,921
Adobe Inc (f)	320,490	84,099,781
Agilysys Inc (e)(f)	37,834	2,730,480
Alarm.com Holdings Inc (f)	69,726	3,336,389
Amplitude Inc Class A (f)	376,886	2,751,268
Appfolio Inc Class A (f)	687	122,121
Appian Corp Class A (f)	5,193	138,497
AppLovin Corp Class A (f)	207,315	90,134,343
Asana Inc Class A (e)(f)	121,257	860,925
Aurora Innovation Inc Class A (e)(f)	650,460	3,044,153
Autodesk Inc (f)	290,983	71,543,990
AvePoint Inc Class A (f)	165,400	1,783,012
Bentley Systems Inc Class B (e)	81,611	2,982,882
Blackbaud Inc (f)	846	41,065
Box Inc Class A (e)(f)	58,397	1,375,249
Braze Inc Class A (f)	13,078	248,351
C3.ai Inc Class A (e)(f)	88,933	707,017
Cadence Design Systems Inc (f)	358,158	107,948,821
Ccc Intelligent Solutions Holdings Inc Class A (e)(f)	1,069,275	6,233,873
Cerence Inc (f)	1,100	8,701
Cipher Digital Inc (f)	33,406	521,134
Circle Internet Group Inc Class A	13,939	1,163,070
Cleanspark Inc (e)(f)	64,304	639,825
Clear Secure Inc Class A	194,782	9,474,196
Clearwater Analytics Holdings Inc Class A (f)	55,288	1,293,186
Commvault Systems Inc (f)	12,376	1,052,950
Confluent Inc Class A (f)	58,215	1,785,454
Consensus Cloud Solutions Inc (f)	470	14,138
Crowdstrike Holdings Inc Class A (f)	109,974	40,908,129
CS Disco Inc (f)	193	627
Datadog Inc Class A (f)	136,005	15,227,120
Docusign Inc (f)	24,448	1,101,871
Dolby Laboratories Inc Class A	138,219	9,201,239
Domo Inc Class B (f)	159,912	574,084
Dropbox Inc Class A (f)	505,384	12,629,546
Dynatrace Inc (f)	170,653	6,129,856
Elastic NV (f)	37,456	1,950,334
Fair Isaac Corp (f)	6,740	9,499,086
Figma Inc Class A (e)	351,213	10,322,150
Fortinet Inc (f)	581,890	45,986,767
Freshworks Inc Class A (f)	26,346	206,026
Gen Digital Inc	536,060	12,098,874
Guidewire Software Inc (f)	48,512	7,049,764
HubSpot Inc (f)	16,445	4,349,867
I3 Verticals Inc Class A (e)(f)	102,182	2,286,833
Intapp Inc (f)	24,100	540,563
InterDigital Inc (e)	57,534	21,087,937
Intuit Inc	426,586	174,486,472
JFrog Ltd (f)	59,093	2,372,584
Klaviyo Inc Class A (f)	15,500	269,855
LiveRamp Holdings Inc (f)	57,354	1,558,308
Manhattan Associates Inc (f)	230,288	31,187,904
MARA Holdings Inc (e)(f)	23,945	214,068
Microsoft Corp	8,113,900	3,186,653,087
N-able Inc/US (f)	11,500	50,600
NCR Voyix Corp (e)(f)	186,461	1,424,562
NextNav Inc Class A (f)	100	1,609
Nutanix Inc Class A (f)	30,943	1,184,498
Onestream Inc Class A (f)	427	10,073
Ooma Inc (f)	22,185	274,207
Oracle Corp	1,969,753	286,402,086
Pagaya Technologies Ltd Class A (e)(f)	29,207	326,826
PagerDuty Inc (f)	125,200	883,912
Palantir Technologies Inc Class A (f)	985,788	135,240,256
Palo Alto Networks Inc (f)	449,034	66,870,143
Pegasystems Inc	198,743	8,691,031
Pivotal Software Inc rights (f)(g)	182,200	2
Porch Group Inc (e)(f)	1,337,274	10,979,020
Procore Technologies Inc (f)	259,746	14,296,420
Progress Software Corp (f)	9,217	386,008
PTC Inc (f)	62,909	9,850,920
Q2 Holdings Inc (f)	40,942	1,970,129
Qualys Inc (f)	142,120	13,141,836
Rapid7 Inc (f)	15,300	95,166
RingCentral Inc Class A (f)	58,688	2,139,178
Riot Platforms Inc (f)	44,761	729,157
Roper Technologies Inc	263,614	92,193,724
Rubrik Inc Class A (f)	27,804	1,444,696
SailPoint Inc (e)(f)	522,686	7,369,873
Salesforce Inc	1,037,957	202,183,644
Samsara Inc Class A (f)	294,898	8,522,552
SentinelOne Inc Class A (f)	12,400	162,688
Servicenow Inc (f)	687,849	74,294,570
SoundHound AI Inc Class A (e)(f)	22,489	193,405
SoundThinking Inc (f)	2,706	19,754
Sprout Social Inc Class A (f)	484,555	3,125,380
SPS Commerce Inc (f)	1,397	78,944
Synopsys Inc (f)	45,050	18,650,700
Telos Corp (f)	28,156	113,187
Tenable Holdings Inc (f)	120,496	2,317,138
Teradata Corp (f)	335,357	10,560,392
Terawulf Inc (e)(f)	60,958	988,739
Trimble Inc (f)	40,973	2,739,865
Tyler Technologies Inc (f)	32,830	11,644,473
Unity Software Inc (f)	272,215	4,962,479
Vertex Inc Class A (f)	3,300	47,784
Viant Technology Inc Class A (f)	113	1,145
Workday Inc Class A (f)	64,090	8,572,678
Workiva Inc Class A (f)	1,489	91,693
Xperi Inc (e)(f)	58,674	359,672
Zeta Global Holdings Corp Class A (e)(f)	237,938	4,033,049
Zoom Communications Inc Class A (f)	15,184	1,122,705
Zscaler Inc (f)	20,970	3,082,380
		5,034,033,921
Technology Hardware, Storage & Peripherals - 4.6%
Apple Inc	13,757,309	3,634,405,892
Corsair Gaming Inc (f)	25,600	140,544
Dell Technologies Inc Class C	350,959	51,970,009
Diebold Nixdorf Inc (e)(f)	144,995	11,599,600
Hewlett Packard Enterprise Co	989,577	21,246,218
HP Inc	630,373	11,970,783
Immersion Corp (e)	24,500	149,695
IonQ Inc (e)(f)	67,569	2,592,623
NetApp Inc	141,374	14,000,267
Pure Storage Inc Class A (f)	875,275	56,210,161
Quantum Computing Inc (e)(f)	13,210	111,096
Quantum Corp (e)(f)	304,288	1,667,498
Sandisk Corp/DE (f)	223,639	142,091,275
Seagate Technology Holdings PLC	288,065	117,484,430
Western Digital Corp	800,169	223,807,269
Xerox Holdings Corp	400	720
Xerox Holdings Corp warrants 2/14/2028 (f)	500	59
		4,289,448,139
TOTAL INFORMATION TECHNOLOGY		20,079,081,280
Materials - 1.9%
Chemicals - 1.0%
AdvanSix Inc	69,633	1,241,556
Air Products and Chemicals Inc	9,827	2,709,009
Albemarle Corp	87,946	15,713,312
American Vanguard Corp (e)(f)	6,544	30,168
Ashland Inc	4,000	249,440
Avient Corp	485,472	19,938,335
Balchem Corp	79,368	14,399,736
Celanese Corp	101,962	5,091,982
CF Industries Holdings Inc	422,253	42,031,064
Chemours Co/The	20,510	374,102
Corteva Inc	781,705	62,630,205
Dow Inc	188,526	5,793,404
DuPont de Nemours Inc	63,249	3,164,980
Eastman Chemical Co (e)	176,939	13,360,664
Ecolab Inc	570,830	176,015,431
Ecovyst Inc (f)	4,201	47,345
Element Solutions Inc	662,796	23,257,512
FMC Corp (e)	325,210	4,793,595
Huntsman Corp	381,126	4,821,244
Ingevity Corp (f)	23,015	1,657,770
Innospec Inc	5,900	451,822
International Flavors & Fragrances Inc	176,774	14,536,126
Intrepid Potash Inc (f)	1,200	44,364
Linde PLC	590,548	300,045,629
LyondellBasell Industries NV Class A1	32,856	1,889,877
Mativ Holdings Inc	154,014	1,669,512
Minerals Technologies Inc	121,268	8,563,946
Mosaic Co/The	500,920	13,945,613
NewMarket Corp	33,165	20,761,622
Olin Corp	63,441	1,609,498
Perimeter Solutions Inc (f)	4,048	95,047
PPG Industries Inc	196,396	24,209,735
Quaker Chemical Corp (e)	80,701	11,865,468
Rayonier Advanced Materials Inc (f)	75,300	713,091
RPM International Inc	352,700	40,250,124
Scotts Miracle-Gro Co/The	21,404	1,500,848
Sherwin-Williams Co/The	205,443	74,491,577
Solstice Advanced Materials Inc	27,159	2,132,253
Tronox Holdings PLC	76,508	572,280
Westlake Corp	2,200	231,836
		916,901,122
Construction Materials - 0.2%
CRH PLC	293,277	35,187,374
Eagle Materials Inc	126,214	28,246,693
James Hardie Industries PLC (f)	880,195	21,432,748
Knife River Corp (e)(f)	4,299	382,525
Martin Marietta Materials Inc (e)	188,787	127,727,621
United States Lime & Minerals Inc	26,310	3,003,550
Vulcan Materials Co	29,458	9,131,980
		225,112,491
Containers & Packaging - 0.2%
Amcor PLC (e)	13,384	648,187
AptarGroup Inc	279,478	40,163,784
Avery Dennison Corp	54,710	10,742,309
Ball Corp	464,730	31,197,325
Crown Holdings Inc	210,167	24,085,138
Graphic Packaging Holding CO (e)	850,428	10,400,734
Greif Inc Class A	4,824	350,560
International Paper Co	532,126	23,174,087
Myers Industries Inc	24,175	540,795
O-I Glass Inc (f)	1,194,468	16,005,871
Packaging Corp of America (e)	134,071	31,123,242
Ranpak Holdings Corp Class A (e)(f)	1,484,975	7,603,072
Sealed Air Corp	2,500	104,700
Smurfit Westrock PLC	46,000	2,162,460
Sonoco Products Co	4,220	238,303
		198,540,567
Metals & Mining - 0.5%
Alcoa Corp	166,664	10,346,501
Alpha Metallurgical Resources Inc (e)(f)	13,863	2,254,817
Century Aluminum Co (f)	35,117	1,810,633
Cleveland-Cliffs Inc (f)	260,392	2,775,779
Coeur Mining Inc (f)	273,535	7,426,475
Commercial Metals Co	11,261	825,431
Compass Minerals International Inc (e)(f)	26,391	665,053
Constellium SE (f)	235,837	5,869,983
Freeport-McMoRan Inc	1,252,757	85,287,697
Hecla Mining Co (e)	648,990	16,166,341
Ivanhoe Electric Inc / US (e)(f)	9,300	159,866
Kaiser Aluminum Corp	32,227	4,194,022
Materion Corp	8,561	1,395,957
MP Materials Corp (e)(f)	32,373	1,905,799
Newmont Corp	1,094,939	142,342,070
Nucor Corp	166,967	29,533,123
Ramaco Resources Inc Class A (e)(f)	128,938	1,952,121
Ramaco Resources Inc Class B	288	3,393
Reliance Inc	112,320	35,452,685
Royal Gold Inc	165,975	49,757,645
Ryerson Holding Corp	74,651	1,952,870
Steel Dynamics Inc	240,952	46,535,060
SunCoke Energy Inc	75,491	430,299
Tredegar Corp (f)	16,035	147,200
Warrior Met Coal Inc	10,865	904,403
		450,095,223
Paper & Forest Products - 0.0%
Clearwater Paper Corp (f)	3,600	53,964
Louisiana-Pacific Corp	32,039	2,714,985
Sylvamo Corp	109,894	5,088,092
		7,857,041
TOTAL MATERIALS		1,798,506,444
Real Estate - 1.4%
Diversified REITs - 0.0%
Alexander & Baldwin Inc	16,641	345,966
American Assets Trust Inc	2,000	39,040
Broadstone Net Lease Inc Class A	295,003	5,720,109
Essential Properties Realty Trust Inc	31,192	1,058,656
WP Carey Inc	100	7,465
		7,171,236
Health Care REITs - 0.3%
American Healthcare REIT Inc	99,560	5,201,014
Healthcare Realty Trust Inc	340,365	6,279,734
Healthpeak Properties Inc	100	1,768
LTC Properties Inc	1,000	39,680
Omega Healthcare Investors Inc	414,039	19,985,663
Sabra Health Care REIT Inc	56,100	1,152,855
Ventas Inc	1,234,731	106,384,423
Welltower Inc	551,188	114,162,059
		253,207,196
Hotel & Resort REITs - 0.0%
Apple Hospitality REIT Inc	20,200	247,652
Chatham Lodging Trust	22,784	175,665
DiamondRock Hospitality Co	63,705	639,598
Host Hotels & Resorts Inc	1,268,176	24,843,568
Park Hotels & Resorts Inc	7,125	80,584
RLJ Lodging Trust	146,703	1,176,558
Ryman Hospitality Properties Inc	54,169	5,349,189
Xenia Hotels & Resorts Inc	3,383	51,691
		32,564,505
Industrial REITs - 0.2%
Americold Realty Trust Inc (e)	340,763	4,562,817
EastGroup Properties Inc	56,981	11,185,940
First Industrial Realty Trust Inc	150,075	9,475,736
Industrial Logistics Properties Trust	2,200	12,892
Prologis Inc	602,984	85,967,429
Rexford Industrial Realty Inc	863,096	32,340,207
STAG Industrial Inc Class A	230,038	9,022,090
Terreno Realty Corp	16,641	1,099,304
		153,666,415
Office REITs - 0.0%
BXP Inc	115,998	6,679,165
COPT Defense Properties	393,037	12,490,716
Douglas Emmett Inc	5,957	58,915
Franklin Street Properties Corp	11,488	9,451
Hudson Pacific Properties Inc (f)	794	5,749
Office Properties Income Trust	73,806	885
Orion Properties Inc	13,200	32,868
Piedmont Realty Trust Inc Class A1 (f)	784,400	5,953,596
		25,231,345
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (f)	198,221	29,269,313
Compass Inc Class A (f)	201,346	1,963,124
CoStar Group Inc (f)	445,113	19,865,393
Douglas Elliman Inc (e)(f)	1,758,547	4,009,487
Forestar Group Inc (f)	2,400	68,928
Howard Hughes Holdings Inc (f)	63,221	4,575,304
Jones Lang LaSalle Inc (f)	94,343	29,769,934
Kennedy-Wilson Holdings Inc	62,985	685,277
Marcus & Millichap Inc	6,906	182,387
Newmark Group Inc Class A	20,188	293,130
Opendoor Technologies Inc Class A (f)	118,020	639,668
RE/MAX Holdings Inc Class A (f)	11,600	72,964
Seritage Growth Properties Class A (f)	17,800	52,687
Zillow Group Inc Class A (f)	23,427	1,049,530
Zillow Group Inc Class C (f)	27,634	1,233,029
		93,730,155
Residential REITs - 0.1%
American Homes 4 Rent Class A	85,649	2,569,470
AvalonBay Communities Inc	73,259	12,983,693
Camden Property Trust	53,013	5,743,428
Equity LifeStyle Properties Inc	345,805	23,224,264
Equity Residential	36,083	2,280,806
Essex Property Trust Inc	52,242	13,327,457
Independence Realty Trust Inc	541,215	8,967,933
Invitation Homes Inc	94,555	2,490,579
Mid-America Apartment Communities Inc	107,559	14,397,848
NexPoint Residential Trust Inc	35,360	996,798
Sun Communities Inc	115,739	15,793,744
Veris Residential Inc	8,402	158,377
		102,934,397
Retail REITs - 0.1%
Agree Realty Corp	180,951	14,562,936
Brixmor Property Group Inc	4,000	121,080
CBL & Associates Properties Inc	6,935	262,004
Federal Realty Investment Trust	21,700	2,360,309
FrontView REIT Inc (e)	14,395	238,525
InvenTrust Properties Corp	5,884	183,581
Kimco Realty Corp	1,720,649	40,521,284
Macerich Co/The	83,316	1,705,479
NETSTREIT Corp (e)	4,300	89,311
NNN REIT Inc	256,734	11,635,185
Realty Income Corp	91,700	6,143,900
Regency Centers Corp	176,132	13,914,428
Simon Property Group Inc	164,656	33,565,126
Tanger Inc	54,158	2,007,095
Urban Edge Properties	49,395	1,049,644
		128,359,887
Specialized REITs - 0.6%
American Tower Corp	896,957	172,090,170
CubeSmart	566,593	23,309,636
Digital Realty Trust Inc	43,300	7,672,760
EPR Properties	39,005	2,317,287
Equinix Inc	147,635	143,834,875
Extra Space Storage Inc	26,384	3,984,776
Four Corners Property Trust Inc	77,446	1,976,422
Iron Mountain Inc	25,414	2,753,099
Lamar Advertising Co Class A	186,729	25,720,052
Public Storage	81,917	25,153,434
Rayonier Inc	19,700	423,353
SBA Communications Corp Class A	4,546	914,473
VICI Properties Inc	1,224,237	36,984,200
Weyerhaeuser Co	146,211	3,586,556
		450,721,093
TOTAL REAL ESTATE		1,247,586,229
Utilities - 1.9%
Electric Utilities - 1.3%
Alliant Energy Corp	824,191	59,621,977
American Electric Power Co Inc	83,912	11,229,104
Constellation Energy Corp	142,240	46,922,131
Duke Energy Corp	295,616	38,681,354
Edison International	918,696	68,663,339
Entergy Corp	1,146,396	122,790,476
Evergy Inc	127,100	10,633,186
Eversource Energy	216,700	16,514,707
Exelon Corp	605,810	29,969,421
FirstEnergy Corp	1,178,560	60,295,130
IDACORP Inc	169,286	24,372,105
NextEra Energy Inc	3,063,364	287,251,642
NRG Energy Inc	134,849	24,132,577
Otter Tail Corp	11,000	936,100
PG&E Corp	4,366,421	82,961,999
Pinnacle West Capital Corp	12,500	1,253,750
Portland General Electric Co	101,543	5,479,260
PPL Corp	1,648,613	64,262,935
Southern Co/The	1,886,589	183,716,037
TXNM Energy Inc	37,119	2,190,763
Xcel Energy Inc	794,014	66,189,007
		1,208,067,000
Gas Utilities - 0.1%
Atmos Energy Corp	215,348	40,224,853
Chesapeake Utilities Corp (e)	68,035	9,250,719
MDU Resources Group Inc (e)	502,922	10,400,427
National Fuel Gas Co	135,596	12,343,304
New Jersey Resources Corp	150,750	8,176,680
ONE Gas Inc (e)	139,344	12,184,239
Southwest Gas Holdings Inc	141,108	12,441,492
UGI Corp	532,100	19,905,861
		124,927,575
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	527,077	9,107,891
Clearway Energy Inc Class C	26,800	1,026,708
Montauk Renewables Inc (f)	7,683	11,832
Talen Energy Corp (f)	69,892	25,927,835
Vistra Corp	287,333	49,964,335
		86,038,601
Multi-Utilities - 0.4%
Ameren Corp	191,315	21,672,163
Avista Corp	196,973	8,001,043
Black Hills Corp	10,190	750,595
CenterPoint Energy Inc	68,447	2,977,445
CMS Energy Corp	267,974	20,920,730
Consolidated Edison Inc	499,512	56,205,090
Dominion Energy Inc	366,119	23,116,754
DTE Energy Co	268,745	39,838,759
NiSource Inc	63,160	2,987,468
Northwestern Energy Group Inc	133,725	9,355,401
Public Service Enterprise Group Inc	504,860	43,453,300
Sempra	1,005,534	96,802,759
WEC Energy Group Inc	70,200	8,210,592
		334,292,099
Water Utilities - 0.0%
American States Water Co	2,344	174,698
California Water Service Group	7,766	350,091
H2O America	28,706	1,544,096
		2,068,885
TOTAL UTILITIES		1,755,394,160
TOTAL UNITED STATES		72,062,198,773
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (f)	28,376	849,585
TOTAL COMMON STOCKS (Cost $34,671,437,102)		73,788,795,620

Domestic Equity Funds - 18.3%
	Shares	Value ($)
Fidelity Advisor Blue Chip Growth Fund - Class Z (d)	3,099,120	807,072,869
Fidelity Advisor Small Cap Growth Fund - Class Z (d)	18,696,503	695,322,946
Fidelity Extended Market Index Fund (d)	17,343,999	1,806,897,840
Fidelity Growth Company Fund (d)	92,499,175	4,488,984,950
Fidelity Mid Cap Index Fund (d)	89,948	3,554,725
Fidelity SAI Inflation-Focused Fund (d)	15	1,505
Fidelity SAI Real Estate Index Fund (d)	458,957	2,496,728
Fidelity SAI Small-Mid Cap Momentum Index Fund (d)	103,622,190	526,400,726
Fidelity SAI U.S. Large Cap Index Fund (d)	46,500,840	1,275,053,044
Fidelity SAI U.S. Low Volatility Index Fund (d)	23,706,313	562,076,675
Fidelity SAI U.S. Momentum Index Fund (d)	94,584,202	1,835,879,368
Fidelity SAI U.S. Quality Index Fund (d)	139,457,334	3,274,458,207
iShares Core S&P 500 ETF (c)	2,271,246	1,565,751,568
SPDR S&P 500 ETF	65,060	44,630,509
TOTAL DOMESTIC EQUITY FUNDS (Cost $11,798,529,161)		16,888,581,660

Foreign Government and Government Agency Obligations - 0.1%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Brazilian Federative Republic Treasury Bills 0% 4/1/2026 (o)	BRL	120,100,000	23,131,035
COLOMBIA - 0.0%
Colombian Republic 5% 6/15/2045		1,300,000	958,750
Colombian Republic 6.5% 1/21/2033		300,000	298,200
Colombian Republic 8.375% 11/7/2054		1,400,000	1,478,400
TOTAL COLOMBIA			2,735,350
COTE D'IVOIRE - 0.0%
Cote d'Ivoire Treasury Bill 6.625% 3/22/2048 (h)	EUR	1,700,000	1,880,911
ECUADOR - 0.0%
Republic of Ecuador 0% 7/31/2030 (h)(o)		1,350,000	1,133,690
JAPAN - 0.0%
Japan Government 2.4% 3/20/2055	JPY	620,000,000	3,274,786
PERU - 0.0%
Peruvian Republic 5.4% 8/12/2034 (h)	PEN	23,900,000	7,073,855
Peruvian Republic 6.15% 8/12/2032 (i)	PEN	11,600,000	3,736,926
Peruvian Republic 6.15% 8/12/2032	PEN	4,500,000	1,449,670
Peruvian Republic 6.85% 8/12/2035 (h)(i)	PEN	40,800,000	13,013,741
Peruvian Republic 6.95% 8/12/2031 (h)	PEN	38,281,000	12,745,552
Peruvian Republic 7.3% 8/12/2033 (h)(i)	PEN	4,900,000	1,664,245
TOTAL PERU			39,683,989
POLAND - 0.0%
Republic of Poland 4.75% 7/25/2029	PLN	10,820,000	3,109,007
ROMANIA - 0.0%
Romanian Republic 6.75% 7/11/2039 (h)	EUR	2,200,000	2,814,722
SOUTH AFRICA - 0.1%
South African Republic 6.25% 3/31/2036	ZAR	165,840,000	9,075,649
South African Republic 7% 2/28/2031	ZAR	58,560,000	3,618,189
South African Republic 8% 1/31/2030	ZAR	321,400,000	20,748,882
South African Republic 8.875% 2/28/2035	ZAR	92,200,000	6,114,744
South African Republic Treasury Bills 0% 6/17/2026 (o)	ZAR	7,000,000	431,431
TOTAL SOUTH AFRICA			39,988,895
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $105,463,660)			117,752,385

Non-Convertible Corporate Bonds - 0.0%
		Principal Amount (a)	Value ($)
ITALY - 0.0%
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA 6.625% 6/20/2033 (i)		300,000	334,516
JAPAN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.876% 7/16/2030 (i)		200,000	205,184
KAZAKHSTAN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Development Bank of Kazakhstan JSC 18.4% 10/16/2028 (i)	KZT	210,000,000	432,170
MEXICO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos Mexicanos 6.35% 2/12/2048		700,000	561,680
Financials - 0.0%
Capital Markets - 0.0%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (i)		5,300,000	5,406,000
TOTAL MEXICO			5,967,680
PERU - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos del Peru SA 5.625% 6/19/2047 (h)		1,600,000	1,023,467
Financials - 0.0%
Financial Services - 0.0%
Credicorp Capital Sociedad Titulizadora SA 9.7% 3/5/2045 (g)(i)	PEN	700,000	225,857
TOTAL PERU			1,249,324
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 6.224% 5/9/2034 (l)		4,780,000	5,171,736
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Hyatt Hotels Corp 5.75% 3/30/2032		100,000	105,624
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Mars Inc 5.2% 3/1/2035 (i)		200,000	207,092
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Viper Energy Partners LLC 5.7% 8/1/2035		800,000	829,872
Financials - 0.0%
Banks - 0.0%
JPMorgan Chase & Co 4.946% 10/22/2035 (l)		600,000	609,317
JPMorgan Chase & Co 5.766% 4/22/2035 (l)		4,700,000	5,034,328
Wells Fargo & Co 5.557% 7/25/2034 (l)		4,820,000	5,071,951
			10,715,596
Capital Markets - 0.0%
Athene Global Funding 2.673% 6/7/2031 (i)		700,000	622,148
Athene Global Funding 5.033% 7/17/2030 (i)		4,600,000	4,626,221
GA Global Funding Trust 5.5% 4/1/2032 (i)		200,000	202,446
GA Global Funding Trust 5.9% 1/13/2035 (i)		400,000	405,531
Goldman Sachs Group Inc/The 5.851% 4/25/2035 (l)		9,430,000	10,054,537
Morgan Stanley 5.424% 7/21/2034 (l)		4,840,000	5,055,035
			20,965,918
Insurance - 0.0%
F&G Global Funding 5.875% 1/16/2030 (i)		200,000	206,038
TOTAL FINANCIALS			31,887,552
Information Technology - 0.0%
IT Services - 0.0%
Beignet Investor LLC 6.581% 5/30/2049 (i)		5,200,000	5,523,034
Semiconductors & Semiconductor Equipment - 0.0%
Broadcom Inc 3.419% 4/15/2033		1,000,000	936,648
Software - 0.0%
Oracle Corp 4.55% 2/4/2029		500,000	500,949
TOTAL INFORMATION TECHNOLOGY			6,960,631
Utilities - 0.0%
Electric Utilities - 0.0%
Pacific Gas and Electric Co 4.5% 7/1/2040		699,000	620,548
Pacific Gas and Electric Co 5.45% 6/15/2027		100,000	101,635
Pacific Gas and Electric Co 5.7% 3/1/2035		300,000	312,799
Pacific Gas and Electric Co 6.15% 1/15/2033		800,000	859,649
Pacific Gas and Electric Co 6.15% 3/1/2055		400,000	402,798
Pacific Gas and Electric Co 6.7% 4/1/2053		1,984,000	2,143,168
Southern California Edison Co 3.45% 2/1/2052		200,000	136,613
Southern California Edison Co 4.65% 10/1/2043		700,000	606,789
Southern California Edison Co 4.875% 3/1/2049		600,000	517,291
Southern California Edison Co 5.2% 6/1/2034		900,000	914,931
TOTAL UTILITIES			6,616,221
TOTAL UNITED STATES			46,606,992
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $58,546,173)			59,967,602

Repurchase Agreements - 0.5%
	Maturity Amount ($)	Value ($)
Citigroup Global Markets, Inc 3.69%, dated 3/2/2026 due 3/3/2026 (b)	215,222,058	215,200,000
Repurchase Agreements*	213,366,301	213,300,000
TOTAL REPURCHASE AGREEMENTS (Cost $428,500,000)		428,500,000

U.S. Government Agency - Mortgage Securities - 1.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.4%
Citigroup Mortgage Loan Trust 2014-10 Series 10 Class 1A2, CME Term SOFR 1 month Index + 0.2495%, 3.5744% 11/25/2036 (i)(l)(m)	2,234,081	1,371,100
Fannie Mae 5% 12/1/2054	1,169,796	1,188,694
Fannie Mae 6.5% 7/1/2054	1,296,505	1,372,256
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2054	668,625	650,623
Fannie Mae Mortgage pass-thru certificates 5.24% 1/1/2034	6,106,000	6,522,684
Fannie Mae Mortgage pass-thru certificates 5.34% 10/1/2032	3,098,397	3,293,094
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	168,723	171,639
Fannie Mae Mortgage pass-thru certificates 5.65% 10/1/2030	1,904,187	2,030,436
Fannie Mae Mortgage pass-thru certificates 5.73% 11/1/2030	1,998,000	2,134,130
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	1,731,679	1,839,340
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2054	481,000	502,469
Freddie Mac Gold Pool 5% 1/1/2055	913,966	928,731
Freddie Mac Gold Pool 6% 12/1/2053	48,686	50,179
Freddie Mac Gold Pool 6.5% 8/1/2054	2,182,680	2,311,065
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	930,063	989,048
Freddie Mac Non Gold Pool 6.5% 1/1/2055	1,051,300	1,117,317
Freddie Mac Non Gold Pool 6.5% 2/1/2055	1,111,903	1,182,421
Ginnie Mae II Pool 4% 3/1/2056 (j)	19,290,000	18,553,815
Ginnie Mae II Pool 4% 4/1/2056 (j)	19,290,000	18,546,280
Ginnie Mae II Pool 4.5% 3/1/2056 (j)	3,220,000	3,181,022
Ginnie Mae II Pool 4.5% 4/1/2056 (j)	3,220,000	3,177,123
Uniform Mortgage Backed Securities 4% 3/1/2056 (j)	88,600,000	86,118,509
Uniform Mortgage Backed Securities 4% 4/1/2056 (j)	50,610,000	49,050,185
Uniform Mortgage Backed Securities 4.5% 3/1/2056 (j)	114,800,000	113,517,465
Uniform Mortgage Backed Securities 5% 3/1/2056 (j)	98,310,000	98,755,462
Uniform Mortgage Backed Securities 5% 4/1/2056 (j)	89,200,000	89,513,600
Uniform Mortgage Backed Securities 5.5% 3/1/2056 (j)	59,890,000	60,853,858
Uniform Mortgage Backed Securities 5.5% 4/1/2056 (j)	59,890,000	60,807,066
Uniform Mortgage Backed Securities 6% 3/1/2056 (j)	162,895,000	167,088,276
Uniform Mortgage Backed Securities 6% 4/1/2056 (j)	162,895,000	167,069,201
Uniform Mortgage Backed Securities 6.5% 3/1/2056 (j)	202,775,000	210,577,093
Uniform Mortgage Backed Securities 6.5% 4/1/2056 (j)	157,285,000	163,422,811
TOTAL UNITED STATES		1,337,886,992
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,330,639,961)		1,337,886,992

Commercial Paper - 0.0%
	Yield (%) (r)	Principal Amount (a)	Value ($)
AutoNation Inc 0% 3/5/2026	4.16	6,600,000	6,595,552
Glencore Funding LLC 0% 3/26/2026	3.88	2,000,000	1,994,125
Glencore Funding LLC 0% 3/4/2026	3.87	300,000	299,838
HCA Inc 0% 3/13/2026	4.11	8,500,000	8,486,446
HCA Inc 0% 4/22/2026	4.18	800,000	794,977
Imperial Brands Finance PLC yankee 0% 3/12/2026	3.90	500,000	499,303
Southern California Edison Co 0% 3/2/2026	4.26	5,100,000	5,098,310
TOTAL COMMERCIAL PAPER (Cost $23,773,877)			23,768,551

U.S. Treasury Obligations - 0.1%
	Yield (%) (r)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 3/10/2026	3.64	100,000	99,919
US Treasury Bills 0% 3/17/2026	3.64	800,000	798,792
US Treasury Bills 0% 3/3/2026	3.63	3,000,000	2,999,699
US Treasury Bills 0% 4/14/2026 (s)(t)	3.57 to 3.59	3,495,000	3,479,846
US Treasury Bills 0% 4/21/2026 (s)(t)(u)	3.57	13,995,000	13,924,636
US Treasury Bills 0% 4/23/2026 (s)	3.62	200,000	198,957
US Treasury Bills 0% 4/28/2026	3.65	300,000	298,277
US Treasury Bills 0% 4/30/2026	3.61 to 3.65	3,100,000	3,081,545
US Treasury Bills 0% 4/7/2026 (s)	3.57 to 3.65	817,000	814,035
US Treasury Bills 0% 4/9/2026	3.64 to 3.65	21,200,000	21,118,937
US Treasury Bills 0% 5/12/2026 (s)	3.59	1,200,000	1,191,514
US Treasury Bills 0% 5/14/2026 (t)	3.63 to 3.64	4,102,000	4,072,139
US Treasury Bills 0% 5/19/2026 (s)	3.60 to 3.61	416,000	412,780
US Treasury Bills 0% 5/21/2026	3.64	2,700,000	2,678,489
US Treasury Bills 0% 5/28/2026 (t)	3.63	1,480,000	1,467,184
US Treasury Bills 0% 5/7/2026 (t)	3.63	1,145,000	1,137,443
US Treasury Bills 0% 6/18/2026 (s)	3.53	300,000	296,788
US Treasury Bills 0% 6/9/2026	3.64	6,815,000	6,747,848
US Treasury Bonds 4.625% 11/15/2044	4.78	7,980,000	8,055,125
US Treasury Bonds 4.875% 8/15/2045	4.57 to 4.69	335,000	348,452
US Treasury Notes 4.25% 8/15/2035	4.00 to 4.01	522,000	534,968
TOTAL U.S. TREASURY OBLIGATIONS (Cost $73,517,977)			73,757,373

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (v)	3.70	31,737,725	31,744,072
Fidelity Securities Lending Cash Central Fund (v)(w)	3.69	946,207,434	946,302,055
Invesco Government & Agency Portfolio Institutional Class (x)	0.00	624,966,842	624,966,842
TOTAL MONEY MARKET FUNDS (Cost $1,603,012,969)			1,603,012,969

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.245% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	600,000	4,131
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.23% and pay annually a floating rate based on US SOFR Index, expiring April 2031	3/2026	13,200,000	54,985
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 2.965% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	1,200,000	3,545
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 4.11% and pay annually a floating rate based on US SOFR Index, expiring August 2057	8/2027	28,600,000	2,281,692
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.656% and pay annually a floating rate based on US SOFR Index, expiring August 2045	8/2035	3,400,000	301,092
Option on an interest rate swap with JP Morgan Securities PLC to receive annually a fixed rate of 2.995% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	1,300,000	4,259
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.194% and pay annually a floating rate based on US SOFR Index, expiring March 2033	3/2026	3,100,000	265
Option on an interest rate swap with Deutsche Bank AG/London to receive annually a fixed rate of 4.628% and pay annually a floating rate based on US SOFR Index, expiring August 2045	8/2035	14,300,000	1,252,203
Option on an interest rate swap with Deutsche Bank AG/London to receive annually a fixed rate of 3.442% and pay annually a floating rate based on US SOFR Index, expiring March 2033	3/2026	17,300,000	133,836
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.146% and pay annually a floating rate based on US SOFR Index, expiring April 2033	4/2026	8,300,000	20,267
Option on an interest rate swap with Barclays Bank PLC to receive annually a fixed rate of 4.11% and pay annually a floating rate based on US SOFR Index, expiring August 2057	8/2027	9,900,000	789,816
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.693% and pay annually a floating rate based on US SOFR Index, expiring August 2045	8/2035	5,100,000	458,074
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.427% and pay a annually floating rate based on US SOFR Index, expiring August 2045	8/2035	3,400,000	274,958
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.215% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	600,000	3,747
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.222% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	600,000	3,803
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.449% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/2026	17,900,000	82,079
Option on an interest rate swap with JP Morgan Securities PLC to receive annually a fixed rate of 4.485% and pay annually a floating rate based on US SOFR Index, expiring August 2045	7/2035	23,100,000	1,913,714
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.4625% and pay annually a floating rate based on US SOFR Index, expiring April 2033	4/2026	15,300,000	155,184
Option on an interest rate swap with Deutsche Bank AG/London to receive at maturity a fixed rate of 3.1625% and pay at maturity a floating rate based on US SOFR Index, expiring August 2028	8/2027	738,000,000	3,554,880
Option on an interest rate swap with Bank of America NA to receive semi-annually a fixed rate of 2.972% and pay semi-annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	1,200,000	3,593
Option on an interest rate swap with Deutsche Bank AG/London to receive annually a fixed rate of 4.6275% and pay annually a floating rate based on US SOFR Index, expiring August 2045	8/2035	11,400,000	997,621
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 4.296% and pay annually a floating rate based on US SOFR Index, expiring February 2058	2/2028	6,500,000	679,944
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.317% and pay annually a floating rate based on US SOFR Index, expiring March 2033	3/2026	15,200,000	10,505
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.2675% and pay annually a floating rate based on US SOFR Index, expiring April 2033	4/2026	20,400,000	70,146

TOTAL PUT SWAPTIONS			13,054,339
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.656% and pay annually a floating rate based on US SOFR Index, expiring August 2045	8/2035	3,400,000	252,373
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.427% and pay annually a floating rate based on US SOFR Index, expiring August 2045	8/2035	3,400,000	271,120
Option on a credit default swap with Goldman Sachs International to buy protection on 5Y CDX IG Series 45 Index, paying 1% quarterly expiring December 2030	6/2026	68,900,000	155,502
Option on an interest rate swap with Barclays Bank PLC to receive annually a fixed rate of 4.11% and pay annually a floating rate based on US SOFR Index, expiring August 2057	8/2027	12,900,000	667,338
Option on a credit default swap with Goldman Sachs International to buy protection on 5Y CDX IG Series 45 Index, paying 1% quarterly expiring December 2030	5/2026	259,100,000	458,819
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.758% and pay annually a floating rate based on US SOFR Index, expiring April 2033	3/2026	6,600,000	1,106
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.093% and pay annually a floating rate based on US SOFR Index, expiring January 2028	1/2027	131,500,000	25,966
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 4.296% and pay annually a floating rate based on US SOFR Index, expiring February 2058	2/2028	6,500,000	323,713
Option on an interest rate swap with Deutsche Bank AG/London to receive at maturity a fixed rate of 3.1625% and pay at maturity a floating rate based on US SOFR Index, expiring August 2028	8/2027	738,000,000	2,529,148
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 4.485% and pay annually a floating rate based on US SOFR Index, expiring August 2045	7/2035	23,100,000	1,809,219
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.693% and pay annually a floating rate based on US SOFR Index, expiring August 2045	8/2035	5,100,000	374,288
Option on an interest rate swap with Goldman Sachs International to receive annually a fixed rate of 4.11% and pay annually a floating rate based on US SOFR Index, expiring August 2057	8/2027	37,400,000	1,934,764

TOTAL CALL SWAPTIONS			8,803,356
TOTAL PURCHASED SWAPTIONS (Cost $25,146,621)			21,857,695

Purchased Options - 0.0%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
USD/HKD Cross Currency Contracts	Goldman Sachs Bank USA	4,900,000	4,900,000	7.8	8/2026	4,170
USD/HKD Cross Currency Contracts	Bank of America NA	19,200,000	19,200,000	7.8	8/2026	16,338
USD/HKD Cross Currency Contracts	Bank of America NA	48,300,000	48,300,000	7.8	8/2026	40,485

						60,993
Put Options
S&P 500 Index	Chicago Board Options Exchange	70	48,152,160	6,275	3/2026	4,900
S&P 500 Index	Chicago Board Options Exchange	125	85,986,000	6,175	3/2026	6,875
S&P 500 Index	Chicago Board Options Exchange	96	66,037,248	6,250	3/2026	44,640
S&P 500 Index	Chicago Board Options Exchange	60	41,273,280	6,175	3/2026	22,200
S&P 500 Index	Chicago Board Options Exchange	72	49,527,936	6,275	3/2026	36,360
S&P 500 Index	Chicago Board Options Exchange	93	63,973,584	6,250	3/2026	105,555
S&P 500 Index	Chicago Board Options Exchange	63	43,336,944	6,175	3/2026	57,645
S&P 500 Index	Chicago Board Options Exchange	114	78,419,232	6,250	3/2026	213,180
USD/KRW Cross Currency Contracts	Bank of America NA	2,183,797	2,183,797	1,400	7/2026	24,415
USD/KRW Cross Currency Contracts	Bank of America NA	1,366,203	1,366,203	1,400	7/2026	15,685
USD/ZAR Cross Currency Contracts	Bank of America NA	5,440,000	5,440,000	18	9/2026	663,787
USD/BRL Cross Currency Contracts	Goldman Sachs Bank USA	3,500,000	3,500,000	5.32	4/2026	120,515

						1,315,757
TOTAL PURCHASED OPTIONS (Cost $1,160,542)						1,376,750

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $50,568,876,990)	95,445,927,306
NET OTHER ASSETS (LIABILITIES) - (3.3)% (p)(q)	(3,039,341,764)
NET ASSETS - 100.0%	92,406,585,542

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 4% 3/1/2056	(19,290,000)	(18,553,815)
Ginnie Mae II Pool 4.5% 3/1/2056	(3,220,000)	(3,181,022)
Uniform Mortgage Backed Securities 4% 3/1/2056	(50,610,000)	(49,192,525)
Uniform Mortgage Backed Securities 4.5% 3/1/2056	(86,100,000)	(85,138,099)
Uniform Mortgage Backed Securities 5% 3/1/2056	(98,310,000)	(98,755,462)
Uniform Mortgage Backed Securities 5.5% 3/1/2056	(59,890,000)	(60,853,858)
Uniform Mortgage Backed Securities 6% 3/1/2056	(162,895,000)	(167,088,276)
Uniform Mortgage Backed Securities 6.5% 3/1/2056	(202,775,000)	(210,577,093)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(693,340,150)

TOTAL TBA SALE COMMITMENTS (Proceeds $690,956,360)		(693,340,150)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on a credit default swap with Goldman Sachs International to buy protection on 5Y CDX IG Series 45 Index, paying 1% quarterly expiring December 2030	5/2026	170,200,000	(151,532)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.775% and pay annually a floating rate based on US SOFR Index, expiring March 2036	2/2026	2,600,000	(52,262)
Option on a credit default swap with Goldman Sachs International to buy protection on 5Y CDX IG Series 45 Index, paying 1% quarterly expiring December 2030	6/2026	86,700,000	(51,855)
Option on a credit default swap with Goldman Sachs International to buy protection on 5Y CDX IG Series 45 Index, paying 1% quarterly expiring December 2030	5/2026	128,900,000	(61,405)

TOTAL PUT SWAPTIONS			(317,054)
Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.7625% and pay annually a floating rate based on US SOFR Index, expiring April 2033	4/2026	17,100,000	(7,740)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.617% and pay annually a floating rate based on US SOFR Index, expiring March 2033	3/2026	16,700,000	(1)
Option on an interest rate swap with Deutsche Bank AG/London to receive annually a fixed rate of 3.742% and pay annually a floating rate based on US SOFR Index, expiring March 2033	3/2026	18,300,000	(1,901)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.049% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/2026	11,400,000	(1,682)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.646% and pay annually a floating rate based on US SOFR Index, expiring April 2033	4/2026	9,900,000	(11,202)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.7675% and pay annually a floating rate based on US SOFR Index, expiring April 2033	4/2026	10,100,000	(2,009)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 4.015% and pay annually a floating rate based on US SOFR Index, expiring March 2036	2/2026	2,600,000	0

TOTAL CALL SWAPTIONS			(24,535)
TOTAL WRITTEN SWAPTIONS			(341,589)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CBOT US Fed Funds Rate Contracts (United States)	268	2/2026	107,610,608	(89,641)
CBOT US Fed Funds Rate Contracts (United States)	110	5/2026	44,198,327	(144,220)
CME E-Mini Russell 2000 Index Contracts (United States)	49	3/2026	6,455,015	107,690
CME E-Mini S&P 500 Index Contracts (United States)	1,693	3/2026	583,153,850	1,445,344
CME E-Mini S&P MidCap 400 Index Contracts (United States)	6	3/2026	2,146,740	96,063

TOTAL EQUITY CONTRACTS				1,415,236

Interest Rate Contracts
ASX 10Y Australia Treasury Bond Contracts (Australia)	199	3/2026	15,659,070	182,857
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	265	6/2026	30,926,328	173,820
CBOT 2Y US Treasury Notes Contracts (United States)	690	6/2026	144,371,719	170,147
CBOT 5Y US Treasury Notes Contracts (United States)	2,391	6/2026	263,290,195	642,286
Eurex Euro-Bund Contracts (Germany)	487	3/2026	74,939,447	767,410

TOTAL INTEREST RATE CONTRACTS				1,936,520

TOTAL LONG				3,351,756

SHORT

Interest Rate Contracts
CBOT US Treasury Ultra Bond Contracts (United States)	(151)	6/2026	(18,355,938)	(20,565)
Eurex Euro-OAT Contracts (Germany)	(374)	3/2026	(54,762,528)	(911,137)
Eurex Euro-OAT Contracts (Germany)	(155)	6/2026	(22,607,789)	(43,413)
OSE 10Y Japan Treasury Bond Contracts (Japan)	(51)	3/2026	(43,369,513)	143,887

TOTAL SHORT				(831,228)

TOTAL FUTURES CONTRACTS				2,520,528
The notional amount of long futures as a percentage of Net Assets is 1.3%.
The notional amount of short futures as a percentage of Net Assets is 0.1%.

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
USD/HKD Cross Currency Contracts	Bank of America NA	19,200,000	19,200,000	7.85	8/2026	(6,847)
USD/HKD Cross Currency Contracts	Goldman Sachs Bank USA	4,900,000	4,900,000	7.85	8/2026	(1,747)
USD/BRL Cross Currency Contracts	Goldman Sachs Bank USA	3,500,000	3,500,000	5.70	4/2026	(7,567)
USD/HKD Cross Currency Contracts	Bank of America NA	48,300,000	48,300,000	7.85	8/2026	(17,833)

						(33,994)
Put Options
S&P 500 Index	Chicago Board Options Exchange	61	41,961,168	6,755.00	3/2026	(103,395)
S&P 500 Index	Chicago Board Options Exchange	64	44,024,832	6,700.00	3/2026	(65,600)
S&P 500 Index	Chicago Board Options Exchange	70	48,152,160	6,845.00	3/2026	(253,400)
S&P 500 Index	Chicago Board Options Exchange	60	41,273,280	6,730.00	3/2026	(233,700)
S&P 500 Index	Chicago Board Options Exchange	168	115,565,184	6,825.00	3/2026	(1,016,400)
S&P 500 Index	Chicago Board Options Exchange	63	43,336,944	6,720.00	3/2026	(349,650)
S&P 500 Index	Chicago Board Options Exchange	93	63,973,584	6,800.00	3/2026	(683,550)
S&P 500 Index	Chicago Board Options Exchange	114	78,419,232	6,790.00	3/2026	(977,550)
Fannie Mae 6% 4/30/2056	JPMorgan Chase Bank NA	6,900,000	6,900,000	102.33	4/2026	(2,779)
USD/KRW Cross Currency Contracts	Bank of America NA	2,183,797	2,183,797	1,350.00	7/2026	(8,222)
USD/KRW Cross Currency Contracts	Bank of America NA	1,366,203	1,366,203	1,350.00	7/2026	(5,371)
USD/ZAR Cross Currency Contracts	Bank of America NA	10,890,000	10,890,000	17.00	8/2026	(751,456)
USD/BRL Cross Currency Contracts	Goldman Sachs Bank USA	3,500,000	3,500,000	5.12	4/2026	(37,350)

						(4,488,423)
TOTAL WRITTEN OPTIONS						(4,522,417)

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	1,739,000	USD	1,212,645	BNP Paribas SA	3/2026	24,914
AUD	13,641,000	USD	9,723,441	Citibank NA	3/2026	(15,824)
AUD	2,235,000	USD	1,556,645	JPMorgan Chase Bank NA	3/2026	33,893
BRL	5,530,968	USD	1,074,079	BNP Paribas SA	3/2026	4,819
BRL	3,998,730	USD	760,000	BNP Paribas SA	3/2026	20,012
BRL	2,517,299	USD	480,000	BNP Paribas SA	3/2026	11,037
BRL	954,378	USD	180,000	Citibank NA	3/2026	6,166
BRL	2,370,835	USD	460,000	Goldman Sachs Bank USA	3/2026	2,467
BRL	92,934,506	USD	16,848,170	Goldman Sachs Bank USA	3/2026	1,280,086
BRL	6,314,517	USD	1,174,914	Goldman Sachs Bank USA	4/2026	46,722
BRL	12,531,918	USD	2,324,729	Goldman Sachs Bank USA	4/2026	99,755
BRL	78,301,541	USD	15,045,113	Goldman Sachs Bank USA	4/2026	103,475
CAD	14,926	USD	11,039	Bank of America NA	3/2026	(97)
CAD	10,461,873	USD	7,642,540	Bank of America NA	3/2026	27,174
CAD	1,526,000	USD	1,115,330	Barclays Bank PLC	3/2026	3,398
CAD	328,102	USD	240,000	Citibank NA	3/2026	714
CAD	1,081,288	USD	790,000	BNP Paribas SA	3/2026	3,674
CHF	38,741	USD	50,000	Morgan Stanley	3/2026	388
CHF	496,000	USD	641,163	Bank of America NA	3/2026	3,956
CHF	643,000	USD	829,026	Bank of America NA	3/2026	7,288
CHF	564,000	USD	729,693	Barclays Bank PLC	3/2026	3,870
CHF	7,050,151	USD	9,131,728	Barclays Bank PLC	3/2026	38,007
CHF	1,034,000	USD	1,344,891	Citibank NA	3/2026	(26)
CHF	482,000	USD	621,068	Citibank NA	3/2026	5,842
CLP	355,207,600	USD	412,461	Bank of America NA	3/2026	(5,449)
CLP	707,745,200	USD	826,084	BNP Paribas SA	3/2026	(15,166)
CLP	46,517,500	USD	51,022	Bank of America NA	3/2026	2,277
CLP	599,106,300	USD	690,000	Barclays Bank PLC	3/2026	(3,558)
CLP	1,092,603,562	USD	1,172,737	Citibank NA	3/2026	79,143
CLP	117,889,934	USD	133,770	Citibank NA	3/2026	1,306
CLP	320,449,640	USD	354,754	Citibank NA	3/2026	12,409
CLP	1,180,196,238	USD	1,268,483	UBS AG	3/2026	83,759
CLP	450,748,200	USD	525,158	Bank of America NA	6/2026	(8,836)
CLP	4,067,131,874	USD	4,684,826	Citibank NA	9/2026	(26,987)
CNY	315,913	USD	46,021	Deutsche Bank AG	3/2026	42
COP	295,044,000	USD	78,767	Bank of America NA	3/2026	(131)
COP	1,817,490,000	USD	470,000	Citibank NA	3/2026	12,384
COP	10,514,304,791	USD	2,764,194	Citibank NA	4/2026	10,951
CZK	11,518,080	USD	560,000	Citibank NA	3/2026	1,633
CZK	11,512,000	USD	560,233	BNP Paribas SA	3/2026	1,157
CZK	8,654,000	USD	420,006	Goldman Sachs Bank USA	3/2026	2,012
EUR	125,000	USD	147,502	JPMorgan Chase Bank NA	3/2026	198
EUR	504,000	USD	594,926	BNP Paribas SA	3/2026	601
EUR	42,755,910	USD	50,477,628	BNP Paribas SA	3/2026	42,756
EUR	497,000	USD	586,182	JPMorgan Chase Bank NA	3/2026	1,073
GBP	1,316,000	USD	1,786,448	BNP Paribas SA	3/2026	(12,941)
GBP	807,000	USD	1,089,305	JPMorgan Chase Bank NA	3/2026	(1,751)
GBP	1,646,000	USD	2,263,589	UBS AG	3/2026	(45,357)
GBP	2,962,000	USD	4,001,419	BNP Paribas SA	4/2026	(9,304)
GBP	807,000	USD	1,091,454	Barclays Bank PLC	4/2026	(3,798)
HUF	99,060,000	USD	311,294	Bank of America NA	3/2026	(674)
HUF	231,875,596	USD	725,323	JPMorgan Chase Bank NA	3/2026	992
HUF	303,012,100	USD	945,381	UBS AG	3/2026	3,759
IDR	127,197,984	USD	7,576	BNP Paribas SA	3/2026	11
IDR	104,405,084	USD	6,212	BNP Paribas SA	3/2026	16
IDR	104,275,999	USD	6,212	Citibank NA	3/2026	8
IDR	336,027,897	USD	20,052	JPMorgan Chase Bank NA	3/2026	(8)
IDR	9,383,920,000	USD	560,000	Goldman Sachs Bank USA	3/2026	(296)
IDR	4,560,030,000	USD	271,201	JPMorgan Chase Bank NA	3/2026	750
IDR	6,363,670,000	USD	380,000	JPMorgan Chase Bank NA	3/2026	(515)
IDR	2,858,278,000	USD	170,000	Bank of America NA	3/2026	385
IDR	3,723,170,000	USD	220,000	Bank of America NA	3/2026	1,942
IDR	5,745,626,000	USD	340,000	Goldman Sachs Bank USA	3/2026	2,503
IDR	5,872,580,000	USD	350,000	Barclays Bank PLC	4/2026	(15)
IDR	25,196,764,233	USD	1,499,495	BNP Paribas SA	6/2026	(136)
IDR	18,139,237,155	USD	1,075,772	BNP Paribas SA	6/2026	3,621
IDR	9,265,770,681	USD	549,868	BNP Paribas SA	6/2026	1,501
IDR	251,364,757	USD	14,940	Citibank NA	6/2026	18
IDR	6,382,199,219	USD	379,830	Citibank NA	6/2026	(51)
IDR	31,598,186,544	USD	1,873,207	Goldman Sachs Bank USA	6/2026	7,075
IDR	2,530,020,000	USD	149,376	JPMorgan Chase Bank NA	6/2026	1,176
IDR	337,055,754	USD	19,843	JPMorgan Chase Bank NA	6/2026	214
IDR	2,528,835,000	USD	149,934	Royal Bank of Canada	6/2026	547
ILS	1,130,000	USD	360,135	JPMorgan Chase Bank NA	3/2026	588
ILS	2,102,000	USD	681,243	Bank of America NA	4/2026	(9,977)
ILS	1,435,000	USD	458,967	JPMorgan Chase Bank NA	4/2026	(705)
INR	37,075,502	USD	406,552	Goldman Sachs Bank USA	3/2026	795
INR	36,865,640	USD	405,530	JPMorgan Chase Bank NA	3/2026	(489)
INR	12,684,474	USD	139,476	Goldman Sachs Bank USA	3/2026	(131)
INR	18,976,917	USD	210,000	Citibank NA	3/2026	(1,588)
INR	39,905,800	USD	440,000	Goldman Sachs Bank USA	3/2026	(1,831)
INR	73,455,660	USD	810,000	Citibank NA	3/2026	(3,730)
INR	28,817,438	USD	316,074	BNP Paribas SA	3/2026	102
INR	40,495,284	USD	443,926	BNP Paribas SA	3/2026	376
INR	2,738,850	USD	30,000	Barclays Bank PLC	4/2026	29
INR	10,892,363	USD	120,119	Bank of America NA	4/2026	(745)
INR	232,360,530	USD	2,556,348	Citibank NA	4/2026	(9,822)
INR	62,293,365	USD	672,000	Citibank NA	4/2026	10,696
INR	231,874,130	USD	2,551,081	Citibank NA	4/2026	(9,885)
INR	257,073,419	USD	2,825,526	Citibank NA	4/2026	(8,162)
INR	256,936,316	USD	2,822,592	Citibank NA	4/2026	(6,731)
INR	253,986,138	USD	2,770,506	Citibank NA	4/2026	13,023
INR	202,862,160	USD	2,228,324	Citibank NA	4/2026	(5,082)
INR	232,625,061	USD	2,557,795	Citibank NA	4/2026	(8,370)
INR	256,992,147	USD	2,802,684	Citibank NA	4/2026	13,789
INR	90,164,036	USD	977,534	JPMorgan Chase Bank NA	4/2026	10,607
JPY	33,321,528	USD	216,357	BNP Paribas SA	3/2026	(2,983)
JPY	239,400,000	USD	1,563,606	Bank of America NA	3/2026	(30,612)
JPY	208,260,803	USD	1,353,044	Barclays Bank PLC	3/2026	(19,449)
JPY	987,068,995	USD	6,458,780	JPMorgan Chase Bank NA	3/2026	(138,100)
JPY	578,500,000	USD	3,804,117	JPMorgan Chase Bank NA	3/2026	(99,701)
JPY	1,968,428,799	USD	12,659,015	Bank of America NA	4/2026	(20,466)
KRW	530,972,200	USD	372,743	Canadian Imperial Bank of Commerce	3/2026	(4,033)
KRW	528,174,749	USD	366,292	Goldman Sachs Bank USA	3/2026	476
KRW	1,013,521,979	USD	701,011	Deutsche Bank AG	3/2026	2,833
KRW	14,638,046	USD	10,124	Bank of America NA	3/2026	43
KRW	1,409,245,355	USD	974,837	Citibank NA	3/2026	4,262
KRW	8,928,490,462	USD	6,154,863	Goldman Sachs Bank USA	3/2026	48,366
KRW	86,772,600	USD	60,000	Bank of America NA	3/2026	297
MXN	14,789,000	USD	797,113	Goldman Sachs Bank USA	3/2026	61,614
MXN	32,278,000	USD	1,760,511	Bank of America NA	3/2026	112,619
MXN	26,259	USD	1,423	JPMorgan Chase Bank NA	3/2026	101
MXN	9,147,000	USD	530,518	Bank of America NA	3/2026	(174)
MXN	4,496,000	USD	247,978	Bank of America NA	3/2026	12,701
MXN	13,379,000	USD	766,878	Bank of America NA	3/2026	8,837
MXN	13,887,000	USD	763,679	Bank of America NA	3/2026	41,490
MXN	8,573,000	USD	498,226	Bank of America NA	3/2026	(1,163)
MXN	34,815,000	USD	1,880,078	Barclays Bank PLC	3/2026	138,497
MXN	16,696,000	USD	970,432	Goldman Sachs Bank USA	3/2026	(2,397)
MXN	13,989,000	USD	796,934	Goldman Sachs Bank USA	3/2026	14,149
MXN	260,626,000	USD	14,391,750	Goldman Sachs Bank USA	3/2026	719,358
MXN	6,208,000	USD	349,198	Goldman Sachs Bank USA	3/2026	10,743
MXN	5,856,468	USD	318,148	JPMorgan Chase Bank NA	4/2026	20,719
MXN	16,091,000	USD	873,002	Goldman Sachs Bank USA	4/2026	57,980
MXN	14,278,000	USD	772,665	Goldman Sachs Bank USA	4/2026	53,221
MXN	22,821,000	USD	1,238,215	Goldman Sachs Bank USA	4/2026	81,611
MXN	11,034,000	USD	605,182	JPMorgan Chase Bank NA	4/2026	32,853
MXN	1,468,190	USD	84,541	Deutsche Bank AG	6/2026	(90)
MXN	978,799	USD	56,361	Deutsche Bank AG	6/2026	(60)
MXN	299,551,811	USD	17,170,229	Goldman Sachs Bank USA	6/2026	60,161
MXN	38,563,630	USD	2,209,482	UBS AG	6/2026	8,720
MXN	3,110,551	USD	177,300	JPMorgan Chase Bank NA	9/2026	415
MYR	743,314	USD	188,000	Barclays Bank PLC	3/2026	3,064
MYR	677,680	USD	172,000	Goldman Sachs Bank USA	3/2026	2,193
MYR	1,257,440	USD	320,000	Barclays Bank PLC	3/2026	3,293
MYR	1,044,290	USD	260,000	Barclays Bank PLC	3/2026	8,491
MYR	3,236,510	USD	828,409	Barclays Bank PLC	3/2026	3,711
MYR	2,299,296	USD	590,290	Barclays Bank PLC	3/2026	869
MYR	1,598,180	USD	410,000	Goldman Sachs Bank USA	3/2026	899
MYR	1,420,994	USD	365,727	Goldman Sachs Bank USA	3/2026	(383)
MYR	1,444,106	USD	370,000	Goldman Sachs Bank USA	3/2026	1,344
NOK	4,505,000	USD	473,832	Citibank NA	3/2026	(36)
NOK	9,460,000	USD	992,692	BNP Paribas SA	3/2026	2,229
NOK	13,933,536	USD	1,448,234	Barclays Bank PLC	3/2026	17,174
NOK	10,645,000	USD	1,093,530	JPMorgan Chase Bank NA	3/2026	26,018
NOK	12,745,199	USD	1,326,272	UBS AG	3/2026	14,157
NOK	898,271	USD	93,981	UBS AG	3/2026	491
NOK	43,577,035	USD	4,551,611	Barclays Bank PLC	4/2026	30,451
NZD	335,531	USD	200,000	Citibank NA	3/2026	1,268
NZD	1,799,000	USD	1,083,182	Citibank NA	3/2026	(4,052)
NZD	19,005,373	USD	11,371,105	UBS AG	3/2026	29,268
PEN	1,523,394	USD	452,073	Citibank NA	3/2026	1,994
PEN	300,960	USD	89,668	Deutsche Bank AG	3/2026	37
PEN	1,517,227	USD	449,629	Bank of America NA	3/2026	2,472
PEN	1,653,953	USD	490,977	Bank of America NA	3/2026	1,865
PEN	2,125	USD	632	Citibank NA	3/2026	1
PEN	8,769,450	USD	2,585,867	Citibank NA	3/2026	27,239
PEN	1,350,067	USD	401,442	Citibank NA	3/2026	849
PEN	2,159,168	USD	640,000	Citibank NA	3/2026	3,385
PEN	90,152,346	USD	26,855,033	Goldman Sachs Bank USA	3/2026	8,404
PEN	1,684,901	USD	500,119	Goldman Sachs Bank USA	3/2026	1,945
PHP	12,949,640	USD	220,000	Barclays Bank PLC	3/2026	4,449
PHP	16,848,710	USD	290,000	JPMorgan Chase Bank NA	3/2026	1,962
PHP	12,443,958	USD	214,031	Bank of America NA	3/2026	1,576
PHP	54,747,884	USD	924,748	Bank of America NA	3/2026	23,824
PHP	26,239,030	USD	450,000	Bank of America NA	3/2026	4,623
PHP	29,474,784	USD	508,949	Goldman Sachs Bank USA	3/2026	1,736
PHP	12,970,414	USD	224,586	JPMorgan Chase Bank NA	3/2026	142
PHP	10,460,139	USD	180,000	BNP Paribas SA	3/2026	1,199
PHP	12,713,140	USD	220,000	Barclays Bank PLC	3/2026	169
PLN	430,200	USD	120,000	Morgan Stanley	3/2026	398
PLN	3,628,470	USD	1,006,652	BNP Paribas SA	4/2026	8,756
PLN	1,221,000	USD	337,952	BNP Paribas SA	4/2026	3,739
PLN	307,000	USD	85,223	BNP Paribas SA	4/2026	690
PLN	324,000	USD	89,819	BNP Paribas SA	4/2026	850
PLN	9,103,000	USD	2,572,062	BNP Paribas SA	4/2026	(24,636)
PLN	779,000	USD	219,102	Bank of America NA	4/2026	(1,103)
PLN	364,000	USD	100,141	Bank of America NA	4/2026	1,723
PLN	753,000	USD	210,545	Barclays Bank PLC	4/2026	178
PLN	215,000	USD	59,978	Citibank NA	4/2026	188
PLN	20,000	USD	5,579	Citibank NA	4/2026	18
PLN	430,000	USD	120,168	Citibank NA	4/2026	165
PLN	2,275,000	USD	629,057	Citibank NA	4/2026	7,590
PLN	251,000	USD	69,915	Goldman Sachs Bank USA	4/2026	327
PLN	494,000	USD	139,803	JPMorgan Chase Bank NA	4/2026	(1,559)
PLN	614,000	USD	169,534	JPMorgan Chase Bank NA	4/2026	2,291
PLN	23,519,139	USD	6,474,446	Deutsche Bank AG	4/2026	107,298
PLN	13,548,433	USD	3,751,501	UBS AG	4/2026	39,978
SEK	2,721,570	USD	300,000	Deutsche Bank AG	3/2026	1,472
SEK	6,665,000	USD	745,875	Citibank NA	3/2026	(7,584)
SEK	12,150,000	USD	1,359,759	JPMorgan Chase Bank NA	3/2026	(13,886)
SEK	18,820,901	USD	2,074,307	Barclays Bank PLC	4/2026	14,364
SEK	5,405,000	USD	598,651	Citibank NA	4/2026	1,175
SGD	126,552	USD	100,000	Bank of America NA	3/2026	49
SGD	109,229	USD	86,327	Bank of America NA	3/2026	27
SGD	66,477	USD	52,505	Bank of America NA	3/2026	50
SGD	22,286,294	USD	17,646,919	JPMorgan Chase Bank NA	3/2026	(27,902)
THB	15,681,750	USD	500,000	Barclays Bank PLC	3/2026	4,561
THB	15,881,650	USD	500,000	UBS AG	3/2026	11,270
THB	14,100,975	USD	456,485	BNP Paribas SA	3/2026	(2,212)
THB	1,345,191	USD	43,515	Goldman Sachs Bank USA	3/2026	(179)
THB	15,563,500	USD	500,000	Goldman Sachs Bank USA	3/2026	1,661
THB	32,006,488	USD	1,030,000	BNP Paribas SA	4/2026	2,601
THB	6,106	USD	196	Citibank NA	4/2026	1
THB	15,681,750	USD	506,471	Goldman Sachs Bank USA	4/2026	66
THB	934,485	USD	30,178	Goldman Sachs Bank USA	4/2026	7
TRY	137,487,836	USD	3,020,051	Barclays Bank PLC	3/2026	104,165
TRY	2,326,660	USD	52,102	Barclays Bank PLC	3/2026	504
TRY	22,720,590	USD	496,516	Barclays Bank PLC	3/2026	15,050
TRY	2,747,293	USD	59,954	BNP Paribas SA	3/2026	1,798
TRY	104,628,133	USD	2,273,981	Barclays Bank PLC	3/2026	61,988
TRY	28,573,260	USD	628,639	Barclays Bank PLC	4/2026	6,057
TRY	3,212,396	USD	70,004	Barclays Bank PLC	4/2026	1,234
TRY	5,173,223	USD	113,525	Barclays Bank PLC	4/2026	913
TRY	10,688,294	USD	232,650	Barclays Bank PLC	4/2026	3,593
TRY	5,131,763	USD	111,762	Barclays Bank PLC	4/2026	1,572
TRY	78,015,552	USD	1,716,401	Barclays Bank PLC	4/2026	5,134
TRY	224,657,635	USD	4,902,459	Barclays Bank PLC	4/2026	9,972
TWD	23,826,529	USD	760,818	BNP Paribas SA	3/2026	(1,189)
TWD	23,900,024	USD	760,000	Bank of America NA	3/2026	1,972
TWD	11,728,741	USD	370,000	Bank of America NA	3/2026	4,092
TWD	23,680,799	USD	755,128	BNP Paribas SA	3/2026	664
TWD	1,550,530	USD	49,743	BNP Paribas SA	3/2026	(256)
TWD	5,177,174	USD	163,395	BNP Paribas SA	3/2026	1,838
TWD	11,343,466	USD	359,039	BNP Paribas SA	3/2026	2,997
TWD	23,816,214	USD	758,466	BNP Paribas SA	3/2026	1,647
TWD	226,666,635	USD	7,181,858	Citibank NA	3/2026	52,384
TWD	1,554,045	USD	49,882	Citibank NA	3/2026	(283)
TWD	81,839,261	USD	2,597,000	JPMorgan Chase Bank NA	3/2026	14,964
TWD	1,577,880	USD	50,000	Bank of America NA	3/2026	381
TWD	5,345,480	USD	170,000	Goldman Sachs Bank USA	3/2026	678
USD	12,345,767	AUD	17,615,000	Barclays Bank PLC	3/2026	(189,948)
USD	9,722,444	AUD	13,641,000	Citibank NA	4/2026	16,068
USD	1,915,000	BRL	10,064,969	BNP Paribas SA	3/2026	(48,322)
USD	380,000	BRL	1,982,029	BNP Paribas SA	3/2026	(6,624)
USD	185,334	BRL	954,378	Citibank NA	3/2026	(832)
USD	17,502	BRL	96,284	Goldman Sachs Bank USA	3/2026	(1,280)
USD	15,045,113	BRL	77,677,921	Goldman Sachs Bank USA	3/2026	(107,119)
USD	1,338,335	BRL	6,891,758	Goldman Sachs Bank USA	3/2026	(6,004)
USD	417,000	BRL	2,205,880	Goldman Sachs Bank USA	3/2026	(13,290)
USD	1,030,000	BRL	5,420,406	Goldman Sachs Bank USA	3/2026	(27,331)
USD	390,000	BRL	2,019,323	Goldman Sachs Bank USA	3/2026	(3,899)
USD	190,000	BRL	993,770	Goldman Sachs Bank USA	3/2026	(3,850)
USD	311,112	BRL	1,800,000	BNP Paribas SA	4/2026	(37,125)
USD	479,489	BRL	2,700,000	BNP Paribas SA	4/2026	(42,866)
USD	525,758	BRL	3,000,000	BNP Paribas SA	4/2026	(54,637)
USD	314,328	BRL	1,800,000	BNP Paribas SA	4/2026	(33,908)
USD	376,695	BRL	2,100,000	Goldman Sachs Bank USA	4/2026	(29,581)
USD	961,993	BRL	5,500,000	Goldman Sachs Bank USA	4/2026	(102,064)
USD	1,279,104	BRL	7,400,000	Goldman Sachs Bank USA	4/2026	(152,535)
USD	1,707,221	BRL	9,500,000	Goldman Sachs Bank USA	4/2026	(130,695)
USD	2,843,414	BRL	15,800,000	Goldman Sachs Bank USA	4/2026	(213,329)
USD	1,283,302	BRL	7,400,000	Goldman Sachs Bank USA	4/2026	(148,337)
USD	10,704,822	BRL	63,100,000	JPMorgan Chase Bank NA	4/2026	(1,502,805)
USD	8,738,927	CAD	11,847,206	BNP Paribas SA	3/2026	53,610
USD	119,917	CAD	164,000	Canadian Imperial Bank of Commerce	3/2026	(313)
USD	1,010,000	CAD	1,380,286	Bank of America NA	3/2026	(2,035)
USD	560,000	CAD	759,968	BNP Paribas SA	3/2026	2,616
USD	7,642,540	CAD	10,448,613	Bank of America NA	4/2026	(27,493)
USD	118,625	CAD	162,000	Citibank NA	4/2026	(295)
USD	662,189	CHF	512,000	Barclays Bank PLC	3/2026	(3,741)
USD	12,767,345	CHF	9,763,086	Goldman Sachs Bank USA	3/2026	69,047
USD	9,131,728	CHF	7,027,331	Barclays Bank PLC	4/2026	(43,099)
USD	410,000	CLP	355,207,600	Bank of America NA	3/2026	2,988
USD	330,000	CLP	286,535,700	Citibank NA	3/2026	1,683
USD	620,000	CLP	529,480,000	Citibank NA	3/2026	13,331
USD	4,684,826	CLP	4,064,555,220	Citibank NA	3/2026	27,752
USD	230,854	CLP	199,959,186	BNP Paribas SA	3/2026	1,750
USD	239,146	CLP	207,148,265	Citibank NA	3/2026	1,805
USD	60,000	CLP	51,910,800	Bank of America NA	4/2026	525
USD	45,538	CNY	316,000	Goldman Sachs Bank USA	3/2026	(538)
USD	46,021	CNY	315,309	Deutsche Bank AG	4/2026	(36)
USD	80,000	COP	295,044,000	Bank of America NA	3/2026	1,364
USD	90,000	COP	335,614,500	Bank of America NA	3/2026	700
USD	310,000	COP	1,141,432,400	BNP Paribas SA	3/2026	6,965
USD	21,912	COP	82,318,319	Goldman Sachs Bank USA	3/2026	64
USD	220,000	COP	818,180,000	Bank of America NA	3/2026	3,209
USD	180,000	COP	681,298,920	Citibank NA	4/2026	96
USD	560,190	CZK	11,512,000	BNP Paribas SA	3/2026	(1,147)
USD	286,651	CZK	5,965,292	BNP Paribas SA	3/2026	(4,250)
USD	440,614	CZK	9,047,000	Bank of America NA	3/2026	(569)
USD	100,464	CZK	2,084,000	Barclays Bank PLC	3/2026	(1,164)
USD	330,228	CZK	6,740,000	Barclays Bank PLC	3/2026	1,548
USD	380,304	CZK	7,862,000	Barclays Bank PLC	3/2026	(3,092)
USD	112,716	CZK	2,326,000	Citibank NA	3/2026	(713)
USD	109,950	CZK	2,249,000	Goldman Sachs Bank USA	3/2026	276
USD	532,905	CZK	11,121,000	JPMorgan Chase Bank NA	3/2026	(9,417)
USD	180,000	EUR	152,744	HSBC Bank PLC	3/2026	(483)
USD	671,295	EUR	565,000	Bank of America NA	3/2026	3,691
USD	2,769,564	EUR	2,349,000	Barclays Bank PLC	3/2026	(6,014)
USD	48,579,688	EUR	40,659,910	Barclays Bank PLC	3/2026	535,938
USD	218,257	EUR	183,000	JPMorgan Chase Bank NA	3/2026	2,024
USD	50,549,971	EUR	42,755,910	BNP Paribas SA	4/2026	(55,647)
USD	147,720	EUR	125,000	JPMorgan Chase Bank NA	4/2026	(229)
USD	50,000	GBP	37,031	JPMorgan Chase Bank NA	3/2026	95
USD	4,001,218	GBP	2,962,000	BNP Paribas SA	3/2026	9,478
USD	1,091,390	GBP	807,000	Barclays Bank PLC	3/2026	3,836
USD	310,000	HUF	99,059,880	Citibank NA	3/2026	(619)
USD	310,982	HUF	99,060,000	Bank of America NA	3/2026	691
USD	249,481	HUF	80,469,000	Goldman Sachs Bank USA	3/2026	(2,576)
USD	13,820	IDR	231,603,068	BNP Paribas SA	3/2026	6
USD	6,222	IDR	104,275,999	Citibank NA	3/2026	3
USD	19,843	IDR	336,027,897	JPMorgan Chase Bank NA	3/2026	(201)
USD	549,868	IDR	9,240,201,819	BNP Paribas SA	3/2026	(1,264)
USD	270,000	IDR	4,560,030,000	Bank of America NA	3/2026	(1,951)
USD	379,830	IDR	6,367,499,802	Citibank NA	3/2026	117
USD	230,760	IDR	3,883,709,261	BNP Paribas SA	6/2026	(344)
USD	498,034	IDR	8,396,654,026	Goldman Sachs Bank USA	6/2026	(1,617)
USD	270,530	IDR	4,560,030,000	JPMorgan Chase Bank NA	6/2026	(819)
USD	230,442	ILS	722,824	Bank of America NA	3/2026	(300)
USD	129,558	ILS	406,508	Bank of America NA	3/2026	(209)
USD	1,714,932	ILS	5,295,226	BNP Paribas SA	4/2026	23,923
USD	1,725,735	ILS	5,352,056	Deutsche Bank AG	4/2026	16,577
USD	1,725,723	ILS	5,331,751	Deutsche Bank AG	4/2026	22,859
USD	1,843,609	ILS	5,731,227	Goldman Sachs Bank USA	4/2026	13,160
USD	886,841	ILS	2,732,047	Bank of America NA	6/2026	13,424
USD	1,088,223	ILS	3,348,638	Barclays Bank PLC	6/2026	17,686
USD	508,532	ILS	1,582,655	Citibank NA	6/2026	2,568
USD	241,039	ILS	752,000	Citibank NA	6/2026	630
USD	321,177	ILS	994,000	JPMorgan Chase Bank NA	6/2026	3,402
USD	360,643	ILS	1,130,000	JPMorgan Chase Bank NA	6/2026	(610)
USD	676,905	ILS	2,112,553	UBS AG	6/2026	1,536
USD	958,238	ILS	2,937,167	UBS AG	6/2026	19,245
USD	664,707	ILS	2,074,866	Bank of America NA	6/2026	1,287
USD	852,187	ILS	2,610,994	Bank of America NA	6/2026	17,345
USD	907,320	ILS	2,784,874	UBS AG	6/2026	16,882
USD	407,839	INR	37,075,502	Goldman Sachs Bank USA	3/2026	492
USD	400,000	INR	36,865,640	JPMorgan Chase Bank NA	3/2026	(5,041)
USD	140,000	INR	12,680,080	Goldman Sachs Bank USA	3/2026	704
USD	292,710	INR	26,635,996	Deutsche Bank AG	4/2026	796
USD	406,552	INR	37,190,557	Goldman Sachs Bank USA	4/2026	(1,033)
USD	139,476	INR	12,721,992	Goldman Sachs Bank USA	4/2026	51
USD	592,721	INR	54,680,268	Goldman Sachs Bank USA	4/2026	(6,541)
USD	390,375	INR	36,014,438	Goldman Sachs Bank USA	4/2026	(4,321)
USD	70,000	JPY	10,922,100	Morgan Stanley	3/2026	61
USD	190,628	JPY	29,600,000	BNP Paribas SA	3/2026	1,085
USD	12,659,015	JPY	1,973,540,510	Bank of America NA	3/2026	21,481
USD	198,440	JPY	30,500,000	JPMorgan Chase Bank NA	3/2026	3,133
USD	59,747	JPY	9,239,702	JPMorgan Chase Bank NA	3/2026	580
USD	142,725	JPY	22,200,000	Citibank NA	4/2026	187
USD	370,000	KRW	530,972,200	Canadian Imperial Bank of Commerce	3/2026	1,290
USD	370,779	KRW	528,174,749	Goldman Sachs Bank USA	3/2026	4,011
USD	700,000	KRW	1,013,802,377	Goldman Sachs Bank USA	3/2026	(4,039)
USD	10,000	KRW	14,634,000	Bank of America NA	3/2026	(164)
USD	260,000	KRW	378,822,600	JPMorgan Chase Bank NA	3/2026	(3,139)
USD	10,124	KRW	14,633,693	Bank of America NA	3/2026	(43)
USD	701,011	KRW	1,013,101,372	Deutsche Bank AG	3/2026	(2,859)
USD	366,292	KRW	527,918,345	Goldman Sachs Bank USA	3/2026	(489)
USD	370,000	KRW	530,254,400	Bank of America NA	3/2026	1,583
USD	100,000	KRW	143,469,000	Bank of America NA	4/2026	267
USD	100,000	KZT	53,475,000	Deutsche Bank AG	6/2026	(3,665)
USD	360,000	MXN	6,215,832	BNP Paribas SA	3/2026	(924)
USD	498,920	MXN	8,573,000	Bank of America NA	3/2026	1,126
USD	721,098	MXN	12,453,000	Bank of America NA	3/2026	(927)
USD	802,076	MXN	13,967,000	Bank of America NA	3/2026	(7,732)
USD	11,429	MXN	197,000	Citibank NA	3/2026	6
USD	56,361	MXN	971,100	Deutsche Bank AG	3/2026	57
USD	84,541	MXN	1,456,641	Deutsche Bank AG	3/2026	85
USD	17,170,229	MXN	296,924,766	Goldman Sachs Bank USA	3/2026	(45,483)
USD	725,426	MXN	12,523,000	Goldman Sachs Bank USA	3/2026	(658)
USD	177,300	MXN	3,061,085	JPMorgan Chase Bank NA	3/2026	(182)
USD	1,358,852	MXN	25,090,117	JPMorgan Chase Bank NA	3/2026	(95,874)
USD	6,423,580	MXN	115,023,195	JPMorgan Chase Bank NA	4/2026	(225,953)
USD	365,604	MYR	1,420,994	Goldman Sachs Bank USA	3/2026	347
USD	470,000	NOK	4,505,984	Morgan Stanley	3/2026	(3,900)
USD	150,314	NOK	1,440,000	BNP Paribas SA	3/2026	(1,133)
USD	4,551,611	NOK	43,570,048	Barclays Bank PLC	3/2026	(30,707)
USD	279,142	NOK	2,660,788	Citibank NA	3/2026	(697)
USD	473,741	NOK	4,505,000	Citibank NA	4/2026	46
USD	12,285,464	NZD	20,244,373	Barclays Bank PLC	3/2026	141,877
USD	333,649	NZD	560,000	Canadian Imperial Bank of Commerce	3/2026	(2,267)
USD	11,383,743	NZD	19,005,373	UBS AG	4/2026	(31,387)
USD	453,877	PEN	1,523,394	Citibank NA	3/2026	(189)
USD	90,000	PEN	300,960	Deutsche Bank AG	3/2026	295
USD	130,000	PEN	438,312	Goldman Sachs Bank USA	3/2026	(630)
USD	500,000	PEN	1,678,000	Citibank NA	3/2026	(17)
USD	13,416,487	PEN	45,226,976	Bank of America NA	3/2026	(60,168)
USD	1,225,213	PEN	4,121,617	Bank of America NA	3/2026	(2,939)
USD	519,729	PEN	1,748,368	Bank of America NA	3/2026	(1,247)
USD	215,439	PEN	724,737	Bank of America NA	3/2026	(517)
USD	11,051,376	PEN	39,122,977	Citibank NA	3/2026	(606,420)
USD	1,240,178	PEN	4,170,099	Citibank NA	3/2026	(2,421)
USD	218,070	PEN	733,260	Citibank NA	3/2026	(426)
USD	526,077	PEN	1,768,934	Citibank NA	3/2026	(1,027)
USD	743,000	PEN	2,510,226	Citibank NA	3/2026	(4,993)
USD	2,133,833	PEN	7,202,327	JPMorgan Chase Bank NA	3/2026	(12,304)
USD	500,000	PEN	1,683,950	Citibank NA	3/2026	(1,733)
USD	570,000	PEN	1,914,915	Citibank NA	4/2026	(349)
USD	507,267	PEN	1,713,496	Bank of America NA	6/2026	(1,827)
USD	26,855,033	PEN	90,407,469	Goldman Sachs Bank USA	6/2026	(5,748)
USD	4,245,784	PEN	14,343,531	Bank of America NA	7/2026	(11,627)
USD	932,068	PEN	3,204,451	Citibank NA	8/2026	(18,437)
USD	1,201,427	PEN	4,109,600	Citibank NA	11/2026	(16,413)
USD	1,252,214	PEN	4,236,617	Citibank NA	1/2027	(3,266)
USD	224,586	PHP	12,967,157	JPMorgan Chase Bank NA	3/2026	(167)
USD	498,061	PHP	29,708,278	BNP Paribas SA	3/2026	(16,670)
USD	120,179	PLN	430,000	Citibank NA	3/2026	(163)
USD	1,619,539	PLN	5,834,428	BNP Paribas SA	4/2026	(13,195)
USD	1,590,522	PLN	5,723,366	Barclays Bank PLC	4/2026	(11,131)
USD	540,143	PLN	1,932,000	JPMorgan Chase Bank NA	4/2026	(517)
USD	3,928,015	PLN	14,227,899	UBS AG	4/2026	(53,587)
USD	597,672	SEK	5,405,000	Citibank NA	3/2026	(1,047)
USD	2,074,307	SEK	18,850,305	Barclays Bank PLC	3/2026	(13,768)
USD	17,432,467	SGD	22,107,000	Bank of America NA	3/2026	(44,804)
USD	119,556	SGD	151,000	Bank of America NA	3/2026	179
USD	160,392	SGD	204,000	Barclays Bank PLC	3/2026	(886)
USD	86,327	SGD	109,002	Bank of America NA	4/2026	(56)
USD	52,505	SGD	66,338	Bank of America NA	4/2026	(67)
USD	17,646,919	SGD	22,239,371	JPMorgan Chase Bank NA	4/2026	22,446
USD	505,222	THB	15,681,750	Goldman Sachs Bank USA	3/2026	662
USD	700,000	THB	22,147,160	Goldman Sachs Bank USA	3/2026	(12,714)
USD	850,000	THB	26,476,395	Goldman Sachs Bank USA	3/2026	(2,571)
USD	320,000	THB	9,977,056	Goldman Sachs Bank USA	3/2026	(1,476)
USD	330,000	THB	10,249,602	Goldman Sachs Bank USA	3/2026	(466)
USD	407,056	THB	12,709,294	Bank of America NA	4/2026	(3,468)
USD	942,074	THB	29,128,917	Citibank NA	5/2026	(974)
USD	758,466	TWD	23,826,529	BNP Paribas SA	3/2026	(1,163)
USD	763,165	TWD	23,900,024	Bank of America NA	3/2026	1,192
USD	1,544,312	TWD	47,960,153	BNP Paribas SA	3/2026	13,626
USD	1,674,746	TWD	52,126,475	Citibank NA	3/2026	11,089
USD	359,000	TWD	11,358,042	Deutsche Bank AG	3/2026	(3,501)
USD	318,674	TWD	9,984,867	BNP Paribas SA	3/2026	(114)
USD	3,038	TWD	95,176	Citibank NA	3/2026	(1)
USD	38,288	TWD	1,198,912	JPMorgan Chase Bank NA	3/2026	10
USD	170,000	TWD	5,331,302	Bank of America NA	3/2026	(310)
USD	430,000	TWD	13,469,119	Citibank NA	4/2026	(456)
USD	546,876	ZAR	8,712,000	Citibank NA	3/2026	(231)
USD	404,238	ZAR	6,524,000	Bank of America NA	3/2026	(4,890)
USD	19,126,472	ZAR	309,472,438	Barclays Bank PLC	3/2026	(280,913)
USD	12,129,204	ZAR	195,128,569	Barclays Bank PLC	3/2026	(107,541)
USD	175,335	ZAR	2,821,695	Canadian Imperial Bank of Commerce	3/2026	(1,617)
USD	394,996	ZAR	7,000,000	JPMorgan Chase Bank NA	6/2026	(41,235)
ZAR	2,556,912	USD	160,000	HSBC Bank PLC	3/2026	572
ZAR	8,712,000	USD	546,166	Citibank NA	3/2026	174
ZAR	21,749,213	USD	1,310,000	BNP Paribas SA	8/2026	39,167
ZAR	11,931,695	USD	670,000	Citibank NA	8/2026	70,158

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						53,086
Unrealized Appreciation						5,554,463
Unrealized Depreciation						(5,501,377)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty(4)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
5Y CDX NA IG Series 45 Index		12/2030	ICE	(1%)	Quarterly		157,410,000	102,804	0	102,804

Sell Protection
SoftBank Group Corp 2.84% 12/14/2029	Ba2	6/2026	Goldman Sachs International	1%	Quarterly		100,000	(2)	148	146
Kingdom of Saudi Arabia 4.75% 1/16/2030	Aa3	6/2035	JPMorgan Chase Bank NA	1%	Quarterly		2,800,000	(34,064)	(21,685)	(55,749)
iTraxx Crossover Series 44 Index	NR	12/2030	JPMorgan Chase Bank NA	5%	Quarterly	EUR	10,830,000	2,569,095	(2,371,468)	197,627
iTraxx Crossover Series 44 Index	NR	12/2030	Bank of America NA	5%	Quarterly	EUR	3,220,000	763,849	(681,120)	82,729
Kingdom of Saudi Arabia 4.75% 1/16/2030	Aa3	12/2035	Barclays Bank PLC	1%	Quarterly		1,300,000	(18,478)	151	(18,327)
iTraxx Crossover Series 44 Index	NR	12/2030	BNP Paribas SA	5%	Quarterly	EUR	6,890,000	1,634,448	(1,506,986)	127,462
iTraxx Crossover Series 44 Index	NR	12/2030	Citibank NA	5%	Quarterly	EUR	4,831,400	1,146,106	(1,061,031)	85,075
Petroleos Mexicanos 6.625% 6/15/2035	B1	12/2026	Citibank NA	1%	Quarterly		100,000	(514)	599	85
5Y CDX NA HY Series 43 Index	NR	12/2029	ICE	5%	Quarterly		851,400	5,150	0	5,150
5Y CDX NA IG Series 44 Index	NR	6/2030	ICE	1%	Quarterly		3,500,000	(7,983)	0	(7,983)
5Y CDX NA HY Series 45 Index	NR	12/2030	ICE	5%	Quarterly		5,445,000	(4,189)	0	(4,189)

TOTAL SELL PROTECTION								6,053,418	(5,641,392)	412,026
TOTAL CREDIT DEFAULT SWAPS								6,156,222	(5,641,392)	514,830

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(4)		Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
4.5%	Semi-Annual	6M BBSW(3)	Semi-Annual	LCH	9/2033	AUD	25,470,000	(353,320)	0	(353,320)
U.S. SOFR Index(3)	Annual	3.75%	Annual	CME	12/2029		104,600,000	(1,285,620)	0	(1,285,620)
U.S. SOFR Index(3)	Annual	3.5%	Annual	CME	12/2054		17,310,000	266,619	0	266,619
U.S. SOFR Index(3)	Annual	3.75%	Annual	CME	12/2034		61,510,000	(1,099,607)	0	(1,099,607)
U.S. SOFR Index(3)	Annual	3.75%	Annual	CME	12/2044		260,000	18,899	0	18,899
U.S. SOFR Index(3)	Annual	3.75%	Annual	CME	12/2026		11,690,000	111,512	0	111,512
3.481%	Annual	U.S. SOFR Index(3)	Annual	LCH	10/2034		900,000	1,706	0	1,706
3.465%	Annual	U.S. SOFR Index(3)	Annual	LCH	10/2034		200,000	139	0	139
6M WIBID(3)	Semi-Annual	4.93%	Annual	CME	7/2029	PLN	3,400,000	(60,305)	0	(60,305)
3.515%	Annual	U.S. SOFR Index(3)	Annual	LCH	11/2034		1,600,000	7,007	0	7,007
3.865%	Annual	U.S. SOFR Index(3)	Annual	LCH	11/2034		2,000,000	61,359	0	61,359
U.S. SOFR Index(3)	Annual	3.25%	Annual	CME	3/2032		24,960,000	(1,079,590)	0	(1,079,590)
U.S. SOFR Index(3)	Annual	3%	Annual	CME	3/2027		11,680,000	(51,201)	0	(51,201)
U.S. SOFR Index(3)	Annual	3.25%	Annual	CME	3/2055		30,710,000	(169,812)	0	(169,812)
U.S. SOFR Index(3)	Annual	3.25%	Annual	CME	3/2035		19,940,000	(864,718)	0	(864,718)
6M EURIBOR(3)	Semi-Annual	2.4%	Annual	LCH	2/2035	EUR	400,000	7,340	0	7,340
U.S. SOFR Index(3)	Annual	3.75157%	Annual	CME	11/2048		7,030,000	(243,352)	0	(243,352)
U.S. SOFR Index(3)	Annual	4%	Annual	LCH	2/2035		650,000	(26,556)	0	(26,556)
U.S. SOFR Index(3)	Annual	3.89%	Annual	LCH	3/2035		350,000	(11,300)	0	(11,300)
U.S. SOFR Index(3)	Annual	3.9075%	Annual	LCH	3/2035		800,000	(26,916)	0	(26,916)
U.S. SOFR Index(3)	Annual	3.87%	Annual	LCH	3/2035		800,000	(24,585)	0	(24,585)
2.42%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	3/2035	EUR	500,000	(8,480)	0	(8,480)
U.S. SOFR Index(3)	Annual	3.905%	Annual	LCH	3/2035		700,000	(23,386)	0	(23,386)
2.46%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	3/2035	EUR	500,000	(6,896)	0	(6,896)
3.5%	Annual	U.S. SOFR Index(3)	Annual	LCH	9/2055		18,960,000	280,741	0	280,741
U.S. SOFR Index(3)	Annual	3.75%	Annual	LCH	9/2035		36,400,000	(712,804)	0	(712,804)
U.S. SOFR Index(3)	Annual	3.93%	Annual	LCH	3/2035		2,200,000	(77,611)	0	(77,611)
2.61%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	3/2035	EUR	400,000	(308)	0	(308)
U.S. SOFR Index(3)	Annual	3.884%	Annual	LCH	3/2035		700,000	(22,180)	0	(22,180)
US CPI Urban Consumer NSA Index(3)	At Maturity	2.5025%	At Maturity	LCH	3/2030		14,780,000	(81,785)	0	(81,785)
US CPI Urban Consumer NSA Index(3)	At Maturity	2.515%	At Maturity	LCH	3/2030		20,100,000	(127,170)	0	(127,170)
2.52%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	3/2035	EUR	400,000	(3,418)	0	(3,418)
6M EURIBOR(3)	Semi-Annual	2.4%	Annual	LCH	4/2030	EUR	1,800,000	(8,454)	0	(8,454)
6M EURIBOR(3)	Semi-Annual	2.51%	Annual	LCH	4/2035	EUR	300,000	3,007	0	3,007
6M EURIBOR(3)	Semi-Annual	2.55%	Annual	LCH	4/2035	EUR	300,000	2,003	0	2,003
6M EURIBOR(3)	Semi-Annual	2.35%	Annual	LCH	4/2030	EUR	900,000	(2,362)	0	(2,362)
6M EURIBOR(3)	Semi-Annual	2.45%	Annual	LCH	5/2035	EUR	200,000	3,280	0	3,280
3.75%	Annual	U.S. SOFR Index(3)	Annual	LCH	5/2035		2,500,000	52,123	0	52,123
4.5%	Semi-Annual	6M BBSW(3)	Semi-Annual	LCH	6/2035	AUD	12,800,000	(368,824)	0	(368,824)
13.32%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(3)	At Maturity	CME	1/2029	BRL	2,200,000	2,628	0	2,628
13.9271%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(3)	At Maturity	CME	1/2027	BRL	37,800,000	(9,442)	0	(9,442)
13.9255%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(3)	At Maturity	CME	1/2027	BRL	4,000,000	(988)	0	(988)
13.2914%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(3)	At Maturity	CME	1/2029	BRL	28,300,000	30,822	0	30,822
14.0087%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(3)	At Maturity	CME	1/2027	BRL	7,800,000	(349)	0	(349)
4.04638%	Annual	U.S. SOFR Index(3)	Annual	LCH	11/2052		7,100,000	158,584	0	158,584
4.053542%	Annual	U.S. SOFR Index(3)	Annual	LCH	11/2052		7,390,000	173,918	0	173,918
U.S. SOFR Index(3)	Annual	3.75%	Annual	CME	9/2035		63,980,000	(1,589,980)	0	(1,589,980)
U.S. SOFR Index(3)	Annual	3.75%	Annual	CME	9/2032		16,920,000	(86,375)	0	(86,375)
3.75%	Annual	U.S. SOFR Index(3)	Annual	CME	9/2030		1,200,000	17,767	0	17,767
3.75%	Annual	SONIA(3)	Annual	LCH	9/2030	GBP	79,200,000	1,523,352	0	1,523,352
2.5%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	3/2031	EUR	270,000	958	0	958
3M JIBAR(3)	Quarterly	7.205%	Quarterly	CME	2/2031	ZAR	53,560,000	(27,471)	0	(27,471)
SONIA(3)	Annual	4.5%	Annual	LCH	9/2055	GBP	4,800,000	(348,554)	0	(348,554)
4%	Annual	SONIA(3)	Annual	LCH	9/2035	GBP	9,500,000	424,720	0	424,720
13.245%	At Maturity	Brazil CETIP Interbank Deposit Rate(3)	At Maturity	CME	1/2029	BRL	88,000,000	123,652	0	123,652
U.S. SOFR Index(3)	Annual	3.75%	Annual	CME	12/2032		14,100,000	23,803	0	23,803
U.S. SOFR Index(3)	Annual	3.75%	Annual	CME	12/2030		47,290,000	(165,118)	0	(165,118)
6M WIBID(3)	Semi-Annual	4.136%	Annual	CME	7/2029	PLN	7,100,000	(46,353)	0	(46,353)
3.5%	Annual	U.S. SOFR Index(3)	Annual	CME	12/2027		145,590,000	95,742	0	95,742
3.75%	Annual	U.S. SOFR Index(3)	Annual	CME	12/2035		13,290,000	172,697	0	172,697
3.75%	Annual	U.S. SOFR Index(3)	Annual	CME	12/2055		1,540,000	26,211	0	26,211
3.15%	At Maturity	U.S. SOFR Index(3)	At Maturity	LCH	8/2028		10,800,000	34,148	0	34,148
U.S. SOFR Index(3)	Annual	4.11%	Annual	LCH	8/2057		3,300,000	(54,040)	0	(54,040)
US CPI Urban Consumer NSA Index(3)	At Maturity	2.48%	At Maturity	LCH	10/2035		10,000,000	(88,436)	0	(88,436)
US CPI Urban Consumer NSA Index(3)	At Maturity	2.42375%	At Maturity	LCH	10/2055		6,800,000	(50,139)	0	(50,139)
US CPI Urban Consumer NSA Index(3)	At Maturity	2.4825%	At Maturity	LCH	11/2033		17,200,000	(142,161)	0	(142,161)
2.5%	Annual	TONAR(3)	Annual	LCH	12/2055	JPY	1,760,000,000	463,801	0	463,801
6M WIBID(3)	Semi-Annual	4.685%	Annual	CME	12/2035	PLN	800,000	(734)	0	(734)
4.485%	Semi-Annual	6M PRIBOR(3)	Semi-Annual	CME	12/2035	CZK	4,400,000	2,529	0	2,529
6M WIBID(3)	Semi-Annual	4.7225%	Annual	CME	12/2035	PLN	5,100,000	(7,935)	0	(7,935)
4.5225%	Annual	6M PRIBOR(3)	Semi-Annual	CME	12/2035	CZK	28,380,000	19,626	0	19,626
U.S. SOFR Index(3)	Annual	3.64%	Annual	LCH	8/2035		30,100,000	(610,140)	0	(610,140)
12.975%	At Maturity	Brazil CETIP Interbank Deposit Rate(3)	At Maturity	CME	1/2029	BRL	81,800,000	79,067	0	79,067
4.53%	Semi-Annual	6M PRIBOR(3)	Semi-Annual	CME	12/2035	CZK	2,200,000	1,404	0	1,404
6M WIBID(3)	Semi-Annual	4.73%	Annual	CME	12/2035	PLN	400,000	(488)	0	(488)
U.S. SOFR Index(3)	Annual	4%	Annual	CME	3/2036		13,900,000	(304,751)	0	(304,751)
3.75%	Annual	U.S. SOFR Index(3)	Annual	CME	3/2031		25,600,000	254,907	0	254,907
U.S. SOFR Index(3)	Annual	3.22%	Annual	LCH	12/2027		143,900,000	(147,280)	0	(147,280)
U.S. SOFR Index(3)	Annual	4.01%	Annual	LCH	11/2053		3,700,000	(162,189)	0	(162,189)
4%	Annual	U.S. SOFR Index(3)	Annual	CME	3/2056		3,550,000	204,864	0	204,864
12.81%	At Maturity	Brazil CETIP Interbank Deposit Rate(3)	At Maturity	CME	1/2029	BRL	53,200,000	32,213	0	32,213
12.985%	At Maturity	Brazil CETIP Interbank Deposit Rate(3)	At Maturity	CME	1/2031	BRL	39,800,000	18,230	0	18,230
2.5%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	9/2031	EUR	100,000	560	0	560
U.S. SOFR Index(3)	Annual	3.775%	Annual	LCH	3/2036		2,600,000	(53,495)	0	(53,495)
TOTAL INTEREST RATE SWAPS								(5,935,040)	0	(5,935,040)

(1)Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Represents floating rate.

(4)Notional amount is stated in U.S. Dollars unless otherwise noted.

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Units	Notional Amount	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
S&P 500 Index	Receives	Monthly	U.s. Sofr Index plus 55 basis points	Monthly	Royal Bank of Canada	4/2026	1,078	16,645,564	(181,205)	0	(181,205)
S&P 500 Index	Receives	At Maturity	U.s. Sofr Index plus 52 basis points	At Maturity	Goldman Sachs International	3/2026	6,733	103,127,691	(216,707)	0	(216,707)
S&P 500 Index	Receives	At Maturity	U.s. Sofr Index plus 38 basis points	At Maturity	BNP Paribas SA	3/2026	1,057	16,331,703	(162,086)	0	(162,086)
S&P 500 Index	Receives	Monthly	U.s. Sofr Index plus 44 basis points	Monthly	JPMorgan Chase Bank NA	4/2026	30,580	468,584,373	(411,979)	0	(411,979)
S&P 500 Index	Receives	At Maturity	U.s. Sofr Index plus 39 basis points	At Maturity	Canadian Imperial Bank of Commerce	3/2026	3,750	58,020,233	(562,751)	0	(562,751)
TOTAL RETURN SWAPS									(1,534,728)	0	(1,534,728)
Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese (Peoples Rep) Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	Korean Won
KZT	-	Kazakhstan Tenge
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian New Sol
PHP	-	Philippines
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	New Turkish Lira
TWD	-	Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(c)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $99,960,100.
(d)	Affiliated fund.
(e)	Security or a portion of the security is on loan at period end.
(f)	Non-income producing.
(g)	Level 3 security.
(h)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $60,409,280 or 0.1% of net assets.

(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $284,736,025 or 0.3% of net assets.

(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k)	A portion of the security sold on a delayed delivery basis.
(l)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(m)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)	Zero coupon bond which is issued at a discount.
(p)	Includes $32,827,722 of cash collateral to cover margin requirements for futures contracts.
(q)	Includes $22,382,000 of cash collateral segregated to cover margin requirements for centrally cleared swaps.
(r)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(s)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $1,930,088.
(t)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $16,238,837.
(u)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $844,731.
(v)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(w)	Investment made with cash collateral received from securities on loan.
(x)	The rate quoted is the annualized seven-day yield of the fund at period end.
At period end, the value of non-cash collateral for securities on loan amounted to $2,297,845.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
BofA Securities, Inc.	3.73	2/2026	3/2026	213,300,000	2,133,663,301	U.S. Treasuries (including strips)	4.125	11/2029	217,951,182
Total Repurchase Agreements				213,300,000	2,133,663,301				217,951,182

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	40,571,773	322,018,116	330,846,525	977,072	708	-	31,744,072	31,737,725	0.0%
Fidelity Securities Lending Cash Central Fund	995,132,029	4,492,300,071	4,541,113,540	1,877,508	(16,505)	-	946,302,055	946,207,434	2.6%
Total	1,035,703,802	4,814,318,187	4,871,960,065	2,854,580	(15,797)	-	978,046,127

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth Fund Class Z	104,966,204	698,864,044	-	2,434,924	-	3,242,621	807,072,869	3,099,120
Fidelity Extended Market Index Fund	2,328,152,049	11,055,117	890,910,818	11,055,116	117,363,296	241,238,196	1,806,897,840	17,343,999
Fidelity Growth Company Fund	3,448,208,019	209,538,165	-	209,538,165	-	831,238,766	4,488,984,950	92,499,175
Fidelity Mid Cap Index Fund	3,035,349	36,275	-	36,276	-	483,101	3,554,725	89,948
Fidelity SAI Inflation-Focused Fund	1,185	87	-	87	-	233	1,505	15
Fidelity SAI Real Estate Index Fund	2,275,090	70,091	-	70,090	-	151,547	2,496,728	458,957
Fidelity SAI Small-Mid Cap 500 Index Fund	-	498,193,292	-	-	-	28,207,434	526,400,726	103,622,190
Fidelity SAI U.S. Large Cap Index Fund	1,436,782,664	1,330,201,648	1,709,990,673	6,412,398	59,604,919	158,454,486	1,275,053,044	46,500,840
Fidelity SAI U.S. Low Volatility Index Fund	356,160,722	178,775,542	-	23,034,227	-	27,140,411	562,076,675	23,706,313
Fidelity SAI U.S. Momentum Index Fund	434,556,084	1,371,768,941	-	27,921,995	-	29,554,343	1,835,879,368	94,584,202
Fidelity SAI U.S. Quality Index Fund	2,777,181,933	278,112,225	-	117,754,370	-	219,164,049	3,274,458,207	139,457,334
Fidelity Small Cap Growth Fund Class Z	556,977,809	39,768,787	-	39,768,787	-	98,576,350	695,322,946	18,696,503
	11,448,297,108	4,616,384,214	2,600,901,491	438,026,435	176,968,215	1,637,451,537	15,278,199,583

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Commercial Paper, U.S. Treasury Obligations, Foreign Government and Government Agency Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index  interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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